UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 92.6% of Net Assets
NON-CONVERTIBLE BONDS – 88.4%
ABS Credit Card – 0.6%
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014		$113,710,000	$108,735,187
MBNA Credit Card Master Note Trust, Series 03A5, 4.150%, 4/19/2010	EUR	300,000	451,943

			109,187,130

Aerospace & Defense – 0.1%
Bombardier, Inc., 6.300%, 5/01/2014 144A		2,250,000	2,148,750
Bombardier, Inc., 7.350%, 12/22/2026	CAD	6,785,000	6,309,777
Bombardier, Inc., 7.450%, 5/01/2034, 144A		17,130,000	16,359,150

			24,817,677

Airlines – 1.2%
American Airlines, Inc., Series 1999-1, 7.324%, 10/15/2009		1,255,000	1,154,600
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		2,251,517	2,037,623
Continental Airlines, Inc., Series 1997-4B, 6.900%, 1/02/2017		4,609,946	3,803,205
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 3/15/2017		7,365,725	6,076,723
Continental Airlines, Inc., Series 1999-1B, 6.795%, 8/02/2018		4,300,766	3,397,605
Continental Airlines, Inc., Series 1999-1C, 6.954%, 8/02/2009		3,810,053	3,576,687
Continental Airlines, Inc., Series 1999-2, Class B, 7.566%, 3/15/2020		4,602,425	3,866,037
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 4/02/2018		7,124,614	5,913,430
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 12/15/2015		3,754,805	3,116,488
Continental Airlines, Inc., Series 96-A, Class B, 6.940%, 10/15/2013		335,683	315,542
Continental Airlines, Inc., Series 971A, 7.461%, 4/01/2015		7,632,142	6,754,446
Continental Airlines, Inc., Series A, 5.983%, 4/19/2022		25,816,000	21,362,740
Continental Airlines, Inc., Series B, 6.903%, 4/19/2022		23,152,000	17,132,480
Delta Air Lines, Inc., Series 2007-1, Class C, 8.954%, 8/10/2014		45,181,831	36,145,465
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 8/10/2022		2,432,098	2,055,123
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 8/10/2022		5,816,598	4,595,113
Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017		37,035,000	29,998,350
Qantas Airways Ltd., 5.125%, 6/20/2013, 144A		2,000,000	1,844,950
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		44,235,000	40,099,381
United Air Lines, Inc., 6.636%, 7/02/2022		26,723,261	21,846,266

			215,092,254

Automotive – 1.8%
Cummins, Inc., 6.750%, 2/15/2027		2,547,000	2,230,021
Cummins, Inc., 7.125%, 3/01/2028		3,000,000	2,846,556
FCE Bank PLC, Series EMTN, 7.125%, 1/16/2012	EUR	9,800,000	12,497,993
FCE Bank PLC, Series EMTN, 7.125%, 1/15/2013	EUR	6,550,000	8,198,560
Ford Motor Co., 6.375%, 2/01/2029		1,195,000	627,375
Ford Motor Co., 6.500%, 8/01/2018(b)		2,240,000	1,299,200
Ford Motor Co., 6.625%, 2/15/2028		500,000	272,500

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Automotive – continued
Ford Motor Co., 6.625%, 10/01/2028		$62,410,000	$33,389,350
Ford Motor Co., 7.125%, 11/15/2025(b)		1,940,000	1,086,400
Ford Motor Co., 7.450%, 7/16/2031(b)		114,720,000	66,824,400
Ford Motor Co., 7.500%, 8/01/2026		795,000	453,150
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		66,163,000	56,448,287
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		13,455,000	9,908,410
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011		18,760,000	14,538,268
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		500,000	455,390
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		1,320,000	1,139,367
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016(b)		18,970,000	13,786,675
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		29,945,000	25,402,463
Ford Motor Credit Co. LLC, 9.750%, 9/15/2010		2,150,000	1,874,548
Ford Motor Credit Co. LLC, Series EMTN, 4.875%, 1/15/2010	EUR	12,200,000	16,134,975
General Motors Corp., 7.250%, 7/03/2013(b)(c)	EUR	2,805,000	3,003,108
General Motors Corp., 7.400%, 9/01/2025(b)		9,790,000	5,041,850
General Motors Corp., 8.250%, 7/15/2023(b)		73,625,000	42,886,562
General Motors Corp., 8.375%, 7/15/2033(b)		3,445,000	2,041,163
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028(b)		6,041,000	5,044,235

			327,430,806

Banking – 4.9%
BAC Capital Trust VI, 5.625%, 3/08/2035		35,170,000	28,638,017
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	38,370,000,000	36,955,953
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	2,816,000,000	81,964,435
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	48,070,000,000	46,693,683
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A	THB	247,000,000	7,179,743
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	273,109,870,000	20,948,297
HSBC Bank USA, Zero Coupon Bond, 4/18/2012, 144A	MYR	108,110,000	30,724,084
HSBC Bank USA, 3.310%, 8/25/2010, 144A		41,250,000	48,398,625
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		12,345,000	11,063,231
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	241,667,000	115,389,020
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	699,525,000,000	55,066,729
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	248,433,920,000	19,537,900
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	599,419,948,660	41,270,259
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 6/08/2012, 144A	MYR	200,911,735	52,332,357
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	152,206,784,000	12,650,332
Kaupthing Bank, 3.413%, 1/15/2010, 144A(b)(d)		3,635,000	3,154,787
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A		50,842,000	38,512,815
Kaupthing Bank, Series E, 6.125%, 10/04/2016, 144A(b)		13,245,000	8,675,475
Kreditanstalt fuer Wiederaufbau, Series EMTN, 10.000%, 10/27/2008	ISK	743,300,000	9,395,760

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Kreditanstalt Fuer Wiederaufbau, Series EMTN, 10.750%, 2/01/2010	ISK	95,000,000	$1,211,134
Rabobank Nederland, Series EMTN, 12.500%, 2/17/2009	ISK	1,330,000,000	17,007,206
Rabobank Nederland, Series EMTN, 14.000%, 1/28/2009, 144A	ISK	13,545,000,000	172,545,151
Washington Mutual, Inc., 4.625%, 4/01/2014		555,000	405,150
Washington Mutual, Inc., 5.500%, 8/24/2011		11,875,000	10,331,250

			870,051,393

Brokerage – 1.4%
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018		545,000	458,869
Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015		1,445,000	1,352,560
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017		3,160,000	3,122,684
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018		24,770,000	25,849,105
Lehman Brothers Holdings, Inc., (fixed rate to 5/3/2027, variable rate thereafter), 6.000%, 5/03/2032		4,655,000	3,558,943
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037		104,480,000	89,936,175
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		27,574,000	21,899,436
Merrill Lynch & Co., Inc., 10.710%, 3/08/2017	BRL	100,000,000	49,747,365
Morgan Stanley, Series F, MTN, 6.625%, 4/01/2018		46,840,000	44,382,071

			240,307,208

Building Materials – 0.6%
Owens Corning, Inc., 6.500%, 12/01/2016		24,725,000	22,511,544
Owens Corning, Inc., 7.000%, 12/01/2036		50,335,000	42,050,262
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)		6,265,000	3,680,687
USG Corp., 6.300%, 11/15/2016		34,370,000	27,667,850
USG Corp., 8.000%, 1/15/2018		17,605,000	15,404,375

			111,314,718

Chemicals – 0.4%
Borden, Inc., 7.875%, 2/15/2023		29,454,000	17,672,400
Borden, Inc., 8.375%, 4/15/2016		2,785,000	1,865,950
Borden, Inc., 9.200%, 3/15/2021		11,255,000	7,090,650
Georgia Gulf Corp., 10.750%, 10/15/2016(b)		1,000,000	600,000
Hercules, Inc., 6.500%, 6/30/2029		19,619,000	15,891,390
Methanex Corp., 6.000%, 8/15/2015		10,555,000	9,820,456
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028		9,000,000	8,910,000
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018		9,095,000	9,288,269

			71,139,115

Construction Machinery – 0.3%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013		3,590,000	3,401,525
Joy Global, Inc., 6.625%, 11/15/2036		1,975,000	1,924,327
Toro Co., 6.625%, 5/01/2037		27,030,000	27,642,527
United Rentals North America, Inc., 7.000%, 2/15/2014		27,008,000	20,931,200
United Rentals North America, Inc., 7.750%, 11/15/2013(b)		5,720,000	4,576,000

			58,475,579

Consumer Cyclical Services – 0.8%
Western Union Co., 6.200%, 11/17/2036(b)		154,180,000	143,879,388

Containers & Packaging – 0.0%
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,500,000	3,699,960

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Distributors – 0.0%
ONEOK, Inc., 6.000%, 6/15/2035		$3,805,000	$3,365,964

Electric – 3.6%
AES Corp., 8.375%, 3/01/2011	GBP	1,990,000	3,884,504
AES Corp., 7.750%, 3/01/2014		4,875,000	4,807,969
Bruce Mansfield Unit, 6.850%, 6/01/2034		95,735,000	95,852,754
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		64,200,000	54,385,104
Commonwealth Edison Co., 4.750%, 12/01/2011(c)		268,000	249,969
Dominion Resources, Inc., 5.950%, 6/15/2035		13,040,000	11,703,335
Dynegy Holdings, Inc., 7.125%, 5/15/2018		5,295,000	4,606,650
Dynegy Holdings, Inc., 7.625%, 10/15/2026		11,835,000	9,823,050
Dynegy Holdings, Inc., 7.750%, 6/01/2019		1,504,000	1,368,640
Dynegy Holdings, Inc., 8.375%, 5/01/2016(b)		2,000,000	1,940,000
Edison Mission Energy, 7.625%, 5/15/2027		23,200,000	20,822,000
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027(b)		11,581,000	12,620,557
Enersis SA, 7.400%, 12/01/2016		4,250,000	4,549,009
Illinois Power Co., 6.250%, 4/01/2018, 144A		3,105,000	2,989,050
ITC Holdings Corp., 5.875%, 9/30/2016, 144A		25,460,000	24,725,173
ITC Holdings Corp., 6.375%, 9/30/2036, 144A		37,955,000	34,473,577
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036		6,540,000	6,280,133
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037(b)		54,485,000	55,028,324
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027		23,775,000	19,644,094
Nisource Finance Corp., 6.400%, 3/15/2018		63,435,000	61,223,275
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		2,008,265	2,054,536
Quezon Power Philippines Co., 8.860%, 6/15/2017		6,063,750	5,972,794
Salton Sea Funding Corp., Series E, 8.300%, 5/30/2011		1,468,160	1,580,504
Salton Sea Funding Corp., Series F, 7.475%, 11/30/2018		215,975	227,406
Southern California Edison Co., 7.625%, 1/15/2010(b)		2,000,000	2,090,650
SP Powerassets Ltd., Series EMTN, 3.730%, 10/22/2010	SGD	1,000,000	742,439
Texas-New Mexico Power Co., 6.250%, 1/15/2009		1,000,000	999,092
Toledo Edison Co., 6.150%, 5/15/2037		13,195,000	11,443,575
TXU Corp., Series P, 5.550%, 11/15/2014		62,401,000	48,852,058
TXU Corp., Series Q, 6.500%, 11/15/2024		139,336,000	102,802,379
TXU Corp., Series R, 6.550%, 11/15/2034		8,266,000	6,022,426
White Pine Hydro LLC, 6.310%, 7/10/2017(c)		9,175,000	8,853,875
White Pine Hydro LLC, 6.960%, 7/10/2037(c)		14,695,000	13,921,955
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(c)		5,000,000	4,754,915

			641,295,771

Entertainment – 0.6%
Six Flags, Inc., 9.625%, 6/01/2014(b)		11,190,000	6,210,450
Six Flags, Inc., 9.750%, 4/15/2013(b)		3,875,000	2,199,062
Time Warner, Inc., 6.500%, 11/15/2036		9,510,000	8,465,783
Time Warner, Inc., 6.625%, 5/15/2029		21,780,000	19,819,277
Time Warner, Inc., 6.950%, 1/15/2028(b)		8,805,000	8,448,618
Time Warner, Inc., 7.625%, 4/15/2031		5,885,000	5,974,723
Time Warner, Inc., 7.700%, 5/01/2032		3,785,000	3,875,094

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Entertainment – continued
Viacom, Inc., Class B, 6.875%, 4/30/2036		$55,225,000	$51,861,080

			106,854,087

Food & Beverage – 0.9%
Aramark Services, Inc., 5.000%, 6/01/2012		2,115,000	1,850,625
Corn Products International, Inc., 6.625%, 4/15/2037		31,590,000	31,890,989
Dole Food Co., Inc., 8.625%, 5/01/2009(b)		6,900,000	6,572,250
Kraft Foods, Inc., 6.500%, 8/11/2017		45,310,000	45,367,680
Kraft Foods, Inc., 6.500%, 11/01/2031		14,990,000	13,874,054
Kraft Foods, Inc., 7.000%, 8/11/2037		36,870,000	36,504,618
Sara Lee Corp., 6.125%, 11/01/2032		18,615,000	16,862,696

			152,922,912

Foreign Local Governments – 0.1%
Ontario Hydro, Zero Coupon Bond, 11/27/2020	CAD	1,507,000	827,823
Province of Alberta, 5.930%, 9/16/2016	CAD	18,999,126	20,176,301

			21,004,124

Government Guaranteed – 0.7%
Canada Housing Trust, 4.100%, 12/15/2008	CAD	130,265,000	128,373,047

Government Sponsored – 1.1%
Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012(b)		32,925,000	33,739,993
Federal National Mortgage Association, 2.290%, 2/19/2009	SGD	145,900,000	107,588,958
Queensland Treasury Corp., 7.125%, 9/18/2017, 144A	NZD	60,170,000	46,033,688

			187,362,639

Health Insurance – 0.1%
CIGNA Corp., 6.150%, 11/15/2036		20,530,000	18,084,302

Healthcare – 4.7%
Boston Scientific Corp., 5.450%, 6/15/2014		3,710,000	3,422,475
Boston Scientific Corp., 6.400%, 6/15/2016		14,305,000	13,446,700
Boston Scientific Corp., 7.000%, 11/15/2035		22,132,000	19,476,160
Covidien International Finance SA, 6.000%, 10/15/2017		24,890,000	25,190,995
Covidien International Finance SA, 6.550%, 10/15/2037		25,070,000	25,285,853
HCA, Inc., 5.750%, 3/15/2014		12,820,000	10,672,650
HCA, Inc., 6.250%, 2/15/2013(b)		7,170,000	6,219,975
HCA, Inc., 6.300%, 10/01/2012		2,500,000	2,243,750
HCA, Inc., 6.375%, 1/15/2015(b)		16,825,000	13,964,750
HCA, Inc., 6.500%, 2/15/2016		63,515,000	52,876,238
HCA, Inc., 6.750%, 7/15/2013		3,040,000	2,667,600
HCA, Inc., 7.050%, 12/01/2027		24,130,000	18,273,456
HCA, Inc., 7.190%, 11/15/2015		19,290,000	16,615,750
HCA, Inc., 7.500%, 12/15/2023		23,600,000	19,189,608
HCA, Inc., 7.500%, 11/06/2033		19,830,000	15,269,100
HCA, Inc., 7.690%, 6/15/2025		65,058,000	53,202,351
HCA, Inc., 8.360%, 4/15/2024		37,729,000	32,113,114
HCA, Inc., Series MTN, 7.580%, 9/15/2025		17,960,000	14,567,284
HCA, Inc., Series MTN, 7.750%, 7/15/2036		11,516,000	9,107,256
Hospira, Inc., 6.050%, 3/30/2017		15,175,000	14,644,892
Medco Health Solutions, Inc., 7.125%, 3/15/2018(b)		250,270,000	259,903,893
Owens & Minor, Inc., 6.350%, 4/15/2016		4,710,000	4,626,105
Tenet Healthcare Corp., 6.500%, 6/01/2012(b)		3,660,000	3,449,550

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Healthcare – continued
Tenet Healthcare Corp., 6.875%, 11/15/2031		$30,578,000	$22,016,160
Tenet Healthcare Corp., 7.375%, 2/01/2013		2,236,000	2,101,840
Tenet Healthcare Corp., 9.250%, 2/01/2015(b)		560,000	548,800
WellPoint, Inc., 6.375%, 6/15/2037		191,190,000	172,526,032

			833,622,337

Home Construction – 1.5%
Centex Corp., 5.250%, 6/15/2015		5,110,000	4,036,900
D.R. Horton, Inc., 5.250%, 2/15/2015		70,845,000	56,321,775
D.R. Horton, Inc., 5.625%, 9/15/2014		7,235,000	5,860,350
D.R. Horton, Inc., 5.625%, 1/15/2016		26,345,000	20,549,100
D.R. Horton, Inc., 6.500%, 4/15/2016		1,975,000	1,626,906
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015		6,430,000	4,018,750
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		19,270,000	11,947,400
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		6,249,000	4,061,850
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		4,050,000	2,632,500
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016(b)		1,650,000	1,097,250
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013(b)		2,865,000	1,833,600
K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012(b)		1,690,000	1,233,700
KB Home, 5.875%, 1/15/2015		895,000	742,850
Lennar Corp., 5.125%, 10/01/2010		3,495,000	3,040,650
Lennar Corp., 7.625%, 3/01/2009(b)		5,245,000	5,087,650
Lennar Corp., Series B, 5.500%, 9/01/2014		22,935,000	16,742,550
Lennar Corp., Series B, 5.600%, 5/31/2015		9,112,000	6,663,150
Lennar Corp., Series B, 6.500%, 4/15/2016		40,810,000	31,270,662
Pulte Homes, Inc., 5.200%, 2/15/2015		6,790,000	5,533,850
Pulte Homes, Inc., 6.000%, 2/15/2035(b)		63,520,000	49,545,600
Pulte Homes, Inc., 6.375%, 5/15/2033		17,205,000	13,333,875
Stanley-Martin Communities LLC, 9.750%, 8/15/2015		5,185,000	2,281,400
Toll Brothers Finance Corp., 5.150%, 5/15/2015		7,935,000	6,871,742
Toll Corp., 8.250%, 12/01/2011		5,550,000	5,369,625

			261,703,685

Independent Energy – 1.7%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		53,650,000	53,678,810
Anadarko Petroleum Corp., 6.450%, 9/15/2036		76,885,000	75,892,261
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	5,925,000	8,442,403
Chesapeake Energy Corp., 6.500%, 8/15/2017		3,820,000	3,571,700
Chesapeake Energy Corp., 6.875%, 11/15/2020		13,805,000	12,976,700
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		20,226,000	21,338,430
Pioneer Natural Resources Co., 5.875%, 7/15/2016		10,275,000	9,293,306
Pioneer Natural Resources Co., 6.875%, 5/01/2018		2,125,000	1,994,525
Pioneer Natural Resources Co., 7.200%, 1/15/2028		8,782,000	7,753,338
Questar Market Resources, Inc., 6.800%, 4/01/2018		51,725,000	50,539,618
Talisman Energy, Inc., 5.850%, 2/01/2037		12,155,000	10,472,712
Talisman Energy, Inc., 6.250%, 2/01/2038		32,435,000	29,814,771
XTO Energy, Inc., 6.100%, 4/01/2036		2,165,000	2,062,087
XTO Energy, Inc., 6.750%, 8/01/2037		11,225,000	11,382,307

			299,212,968

Industrial Other – 0.1%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		26,410,000	19,807,500

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Integrated Energy – 0.0%
PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A		$1,694,564	$1,736,928

Life Insurance – 0.5%
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A	SGD	38,400,000	28,192,157
Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A		57,985,000	55,340,304

			83,532,461

Local Authorities – 1.4%
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	109,725,000	101,738,299
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046		182,875,000	154,148,995

			255,887,294

Media Cable – 2.3%
Comcast Corp., 5.500%, 3/15/2011		3,000,000	3,002,262
Comcast Corp., 5.650%, 6/15/2035(b)		70,675,000	60,055,092
Comcast Corp., 6.450%, 3/15/2037		59,810,000	55,664,629
Comcast Corp., 6.500%, 11/15/2035		37,670,000	35,810,044
Comcast Corp., 6.950%, 8/15/2037		195,555,000	192,345,747
CSC Holdings, Inc., 7.875%, 2/15/2018		1,550,000	1,441,500
Shaw Communications, Inc., 5.700%, 3/02/2017	CAD	12,775,000	11,829,622
Time Warner Cable, Inc., 6.750%, 7/01/2018		29,500,000	29,695,614
Virgin Media Finance PLC, 9.125%, 8/15/2016		500,000	468,750
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	6,605,000	12,070,781

			402,384,041

Media Non-Cable – 0.9%
Clear Channel Communications, Inc., 4.900%, 5/15/2015		15,420,000	9,097,800
Clear Channel Communications, Inc., 5.500%, 9/15/2014		5,195,000	3,117,000
Clear Channel Communications, Inc., 5.500%, 12/15/2016		17,050,000	9,974,250
Clear Channel Communications, Inc., 5.750%, 1/15/2013		2,080,000	1,401,400
Clear Channel Communications, Inc., 6.875%, 6/15/2018(b)		1,095,000	646,050
News America, Inc., 6.150%, 3/01/2037		64,380,000	59,275,503
News America, Inc., 6.200%, 12/15/2034		17,665,000	16,290,345
News America, Inc., 6.400%, 12/15/2035		29,275,000	27,703,459
R.H. Donnelley Corp., 8.875%, 10/15/2017, 144A(b)		3,564,000	2,120,580
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013		4,713,000	2,804,235
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013		2,305,000	1,371,475
R.H. Donnelley Corp., Series A-3, 8.875%, 1/15/2016		927,000	556,200
Tribune Co., 5.250%, 8/15/2015(b)		42,540,000	16,909,650

			151,267,947

Metals & Mining – 0.4%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		13,180,000	12,521,000
Newmont Mining Corp., 5.875%, 4/01/2035		5,621,000	4,810,901
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	3,450,000	5,105,945
United States Steel Corp., 6.050%, 6/01/2017		9,420,000	8,797,856
United States Steel Corp., 6.650%, 6/01/2037		7,865,000	6,928,853
United States Steel Corp., 7.000%, 2/01/2018		22,600,000	22,550,303

			60,714,858

Mortgage Related – 0.0%
Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031		366,037	353,398

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – 4.5%
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017		$337,595,000		$294,235,986
Countrywide Financial Corp., Series A, MTN, 3.079%, 12/19/2008(d)		5,670,000		5,528,528
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		16,188,000		14,737,296
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		1,600,000		1,448,000
Residential Capital LLC, 8.125%, 11/21/2008(b)		1,280,000		1,120,000
Residential Capital LLC, 8.375%, 6/30/2010(b)		5,670,000		2,381,400
Residential Capital LLC, 8.500%, 6/01/2012		3,905,000		1,522,950
Residential Capital LLC, 8.500%, 4/17/2013(b)		165,035,000		64,363,650
Residential Capital LLC, 8.875%, 6/30/2015(b)		16,635,000		6,487,650
Residential Capital LLC, 9.625%, 5/15/2015, 144A		64,723,000		31,390,655
SLM Corp., 4.000%, 1/15/2010		10,300,000		9,595,078
SLM Corp., 6.000%, 12/15/2043		146,975	(†††)	2,562,877
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		72,710,000		62,869,719
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		53,696,000		45,435,998
SLM Corp., Series A, MTN, 5.000%, 6/15/2018		22,293,000		17,024,830
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		27,280,000		24,027,324
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		31,370,000		27,559,549
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		1,750,000		1,598,081
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		38,535,000		29,014,928
SLM Corp., Series A, MTN, 6.500%, 6/15/2010	NZD	1,010,000		685,424
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		124,665,000		119,595,622
SLM Corp., Series EMTN, 4.750%, 3/17/2014	EUR	7,200,000		8,916,368
SLM Corp., Series MTN, 5.050%, 11/14/2014		27,310,000		23,194,110
SLM Corp., Series MTN, 5.125%, 8/27/2012		1,925,000		1,674,973

				796,970,996

Non-Captive Diversified – 7.5%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		8,278,000		5,701,770
CIT Group, Inc., 4.750%, 12/15/2010		125,000		101,943
CIT Group, Inc., 5.125%, 9/30/2014		13,445,000		9,629,968
CIT Group, Inc., 5.400%, 2/13/2012		2,155,000		1,710,689
CIT Group, Inc., 5.400%, 1/30/2016		1,558,000		1,072,984
CIT Group, Inc., 5.500%, 12/01/2014	GBP	29,029,000		39,244,421
CIT Group, Inc., 5.600%, 4/27/2011		10,435,000		8,321,172
CIT Group, Inc., 5.650%, 2/13/2017(b)		3,639,000		2,510,357
CIT Group, Inc., 5.800%, 10/01/2036		16,525,000		12,719,292
CIT Group, Inc., 5.850%, 9/15/2016		30,000		20,699
CIT Group, Inc., 7.625%, 11/30/2012		342,170,000		284,404,176
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		545,000		410,554
CIT Group, Inc., Series EMTN, 3.800%, 11/14/2012	EUR	21,220,000		23,962,180
CIT Group, Inc., Series EMTN, 4.650%, 9/19/2016	EUR	20,750,000		21,410,323
CIT Group, Inc., Series EMTN, 5.000%, 5/13/2014	EUR	6,450,000		7,241,863
CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016	GBP	16,050,000		21,181,853
CIT Group, Inc., Series GMTN, 4.250%, 2/01/2010		80,000		67,694
CIT Group, Inc., Series GMTN, 4.250%, 9/22/2011	EUR	25,450,000		30,165,973
CIT Group, Inc., Series GMTN, 5.000%, 2/13/2014		8,485,000		6,092,943
CIT Group, Inc., Series GMTN, 5.000%, 2/01/2015		1,555,000		1,075,223

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
CIT Group, Inc., Series MTN, 4.250%, 3/17/2015	EUR	29,270,000	$31,128,345
General Electric Capital Corp., 6.500%, 9/28/2015	NZD	266,148,000	174,566,278
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	15,000,000	10,559,292
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	150,000,000	107,592,187
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016	NZD	89,945,000	58,971,621
GMAC Canada Ltd., Series EMTN, 6.625%, 12/17/2010	GBP	500,000	791,173
GMAC LLC, 4.750%, 9/14/2009	EUR	11,200,000	14,636,097
GMAC LLC, 5.625%, 5/15/2009		1,085,000	1,004,600
GMAC LLC, 6.000%, 12/15/2011		82,230,000	56,585,999
GMAC LLC, 6.625%, 5/15/2012		32,245,000	22,120,618
GMAC LLC, 6.750%, 12/01/2014(b)		49,101,000	32,428,510
GMAC LLC, 6.875%, 9/15/2011		8,945,000	6,427,627
GMAC LLC, 6.875%, 8/28/2012		6,680,000	4,574,310
GMAC LLC, 7.000%, 2/01/2012		16,765,000	11,653,469
GMAC LLC, 8.000%, 11/01/2031		57,598,000	37,471,992
GMAC LLC, Series EMTN, 5.375%, 6/06/2011	EUR	69,210,000	71,918,721
GMAC LLC, Series EMTN, 5.750%, 9/27/2010	EUR	8,215,000	9,441,904
iStar Financial, Inc., 5.150%, 3/01/2012		52,875,000	43,621,875
iStar Financial, Inc., 5.375%, 4/15/2010(b)		6,905,000	6,214,500
iStar Financial, Inc., 5.500%, 6/15/2012		2,180,000	1,787,600
iStar Financial, Inc., 5.650%, 9/15/2011		30,335,000	25,936,425
iStar Financial, Inc., 5.800%, 3/15/2011		5,305,000	4,509,250
iStar Financial, Inc., 5.850%, 3/15/2017		6,565,000	5,194,556
iStar Financial, Inc., 5.875%, 3/15/2016(b)		11,605,000	9,142,709
iStar Financial, Inc., 6.050%, 4/15/2015		5,655,000	4,524,000
iStar Financial, Inc., 8.625%, 6/01/2013		46,795,000	42,817,425
iStar Financial, Inc., Series B, 5.125%, 4/01/2011		2,330,000	1,992,150
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		7,645,000	6,421,800
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		60,205,000	49,368,100
Prologis, 5.625%, 11/15/2015		2,660,000	2,499,046
Prologis, 5.750%, 4/01/2016(b)		2,170,000	2,043,695
Simon Property Group LP, 5.750%, 12/01/2015		3,450,000	3,348,291

			1,338,340,242

Oil Field Services – 0.2%
North American Energy Partners, Inc., 8.750%, 12/01/2011		12,530,000	12,655,300
Weatherford International Ltd., 6.500%, 8/01/2036		20,375,000	19,936,550

			32,591,850

Packaging – 0.1%
Owens-Illinois, Inc., 7.800%, 5/15/2018		23,567,000	23,920,505

Paper – 2.5%
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018		11,675,000	4,378,125
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028		14,820,000	5,483,400
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029(b)		4,215,000	1,559,550
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030(b)		47,185,000	17,694,375
Avenor, Inc., 10.850%, 11/30/2014	CAD	450,000	264,638
Bowater, Inc., 6.500%, 6/15/2013		3,880,000	2,444,400

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Paper – continued
Georgia-Pacific LLC, 7.250%, 6/01/2028	$25,782,000	$21,527,970
Georgia-Pacific LLC, 7.375%, 12/01/2025(b)	31,207,000	26,369,915
Georgia-Pacific LLC, 7.700%, 6/15/2015	95,000	89,775
Georgia-Pacific LLC, 7.750%, 11/15/2029	80,700,000	71,016,000
Georgia-Pacific LLC, 8.000%, 1/15/2024	21,284,000	19,687,700
Georgia-Pacific LLC, 8.875%, 5/15/2031(b)	27,237,000	25,194,225
International Paper Co., 4.250%, 1/15/2009	2,000,000	1,993,454
International Paper Co., 7.950%, 6/15/2018	211,360,000	210,183,571
Jefferson Smurfit Corp., 7.500%, 6/01/2013	5,520,000	4,554,000
Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(b)	1,000,000	800,000
Westvaco Corp., 7.950%, 2/15/2031	21,466,000	20,069,293
Westvaco Corp., 8.200%, 1/15/2030	17,890,000	17,319,273

		450,629,664

Pharmaceuticals – 1.8%
Astrazeneca PLC, 6.450%, 9/15/2037	214,650,000	218,523,789
Elan Financial PLC, 7.750%, 11/15/2011	65,846,000	63,870,620
Elan Financial PLC, 8.875%, 12/01/2013	41,925,000	42,029,812

		324,424,221

Pipelines – 2.1%
Colorado Interstate Gas Co., 5.950%, 3/15/2015	1,099,000	1,076,475
Colorado Interstate Gas Co., 6.800%, 11/15/2015	3,670,000	3,748,740
DCP Midstream LP, 6.450%, 11/03/2036, 144A	27,200,000	24,796,744
El Paso Corp., 6.950%, 6/01/2028(b)	11,959,000	11,014,263
El Paso Corp., 7.420%, 2/15/2037	2,045,000	1,960,090
El Paso Corp., 7.750%, 1/15/2032	1,500,000	1,502,676
El Paso Corp., 7.800%, 8/01/2031	1,000,000	1,007,062
Energy Transfer Partners LP, 6.125%, 2/15/2017	7,325,000	7,093,779
Energy Transfer Partners LP, 6.625%, 10/15/2036	14,235,000	13,249,895
Enterprise Products Operating LP, 6.300%, 9/15/2017	25,030,000	24,854,990
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	778,000	674,998
Kinder Morgan Finance, 5.700%, 1/05/2016	14,160,000	12,602,400
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	16,530,000	14,587,725
NGPL Pipeco LLC, 7.119%, 12/15/2017, 144A	117,630,000	120,225,036
ONEOK Partners LP, 6.650%, 10/01/2036	12,495,000	11,909,347
Plains All American Pipeline LP, 6.125%, 1/15/2017	28,845,000	28,347,280
Plains All American Pipeline LP, 6.650%, 1/15/2037	62,130,000	57,941,568
Southern Natural Gas Co., 7.350%, 2/15/2031	4,695,000	4,755,171
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)	7,900,000	7,704,530
Williams Cos., Inc., 7.500%, 1/15/2031	13,985,000	14,142,331

		363,195,100

Property & Casualty Insurance – 1.1%
Allstate Corp., 5.950%, 4/01/2036	7,745,000	6,829,177
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014	46,320,000	44,968,892
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015	34,729,000	34,432,310
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033	49,522,000	41,551,682
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A(b)	9,760,000	4,050,400
St. Paul Travelers Co., Inc., 6.750%, 6/20/2036	6,850,000	6,901,902

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Property & Casualty Insurance – continued
Travelers Cos., Inc. (The), 6.250%, 6/15/2037(b)		$42,880,000	$39,859,276
Travelers Property Casualty Corp., 6.375%, 3/15/2033(b)		1,000,000	955,097
Willis North America, Inc., 6.200%, 3/28/2017		12,000,000	10,603,740

			190,152,476

Railroads – 0.4%
Canadian Pacific Railway Co., 5.750%, 3/15/2033		3,830,000	3,090,657
Canadian Pacific Railway Co., 5.950%, 5/15/2037		26,475,000	21,967,367
CSX Corp., 6.000%, 10/01/2036(b)		46,468,000	40,266,055
CSX Corp., 6.250%, 3/15/2018		5,000,000	4,813,225
Missouri Pacific Railroad Co., 5.000%, 1/01/2045		7,804,000	4,838,480

			74,975,784

REITs – 0.6%
Camden Property Trust, 5.700%, 5/15/2017		39,980,000	34,964,109
Colonial Realty LP, 6.050%, 9/01/2016		3,980,000	3,484,569
Duke Realty LP, 5.950%, 2/15/2017		5,705,000	5,269,024
ERP Operating LP, 5.125%, 3/15/2016		4,675,000	4,215,737
First Industrial LP, 5.950%, 5/15/2017		7,750,000	6,809,313
Highwoods Properties, Inc., 5.850%, 3/15/2017		56,685,000	48,955,717
Highwoods Properties, Inc., 7.500%, 4/15/2018		5,640,000	5,358,880

			109,057,349

Restaurants – 0.0%
McDonald’s Corp., Series EMTN, 3.628%, 10/10/2010	SGD	3,750,000	2,789,881

Retailers – 3.4%
Dillard’s, Inc., 6.625%, 1/15/2018		1,920,000	1,401,600
Dillard’s, Inc., 7.000%, 12/01/2028		4,255,000	2,680,650
Dillard’s, Inc., 7.130%, 8/01/2018		1,740,000	1,305,000
Dillard’s, Inc., 7.750%, 7/15/2026		7,182,000	5,027,400
Dillard’s, Inc., 7.750%, 5/15/2027		1,000,000	700,000
Foot Locker, Inc., 8.500%, 1/15/2022		14,269,000	13,341,515
Home Depot, Inc., 5.400%, 3/01/2016		1,528,000	1,403,091
Home Depot, Inc., 5.875%, 12/16/2036		167,955,000	137,206,806
J.C. Penney Corp., Inc., 5.750%, 2/15/2018		5,145,000	4,590,487
J.C. Penney Corp., Inc., 7.125%, 11/15/2023(b)		1,933,000	1,911,613
J.C. Penney Corp., Inc., 7.400%, 4/01/2037		4,645,000	4,170,583
J.C. Penney Corp., Inc., 7.625%, 3/01/2097		5,565,000	4,547,284
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		97,583,000	81,500,736
Lowes Cos., Inc., 6.650%, 9/15/2037		55,705,000	54,298,672
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		31,595,000	24,333,900
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027		11,098,000	9,098,607
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029		5,133,000	4,337,703
Marks & Spencer PLC, 7.125%, 12/01/2037, 144A		9,245,000	8,546,263
Target Corp., 6.500%, 10/15/2037		10,959,000	10,542,284
Target Corp., 7.000%, 1/15/2038		199,051,000	204,085,796
Toys R Us, Inc., 7.375%, 10/15/2018(b)		36,290,000	26,854,600
Toys R Us, Inc., 7.875%, 4/15/2013(b)		11,255,000	9,200,963

			611,085,553

Sovereigns – 12.5%
Canadian Government, 3.750%, 6/01/2012	CAD	108,410,000	107,519,075
Canadian Government, 4.000%, 6/01/2016	CAD	35,000,000	35,103,315

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Sovereigns – continued
Canadian Government, 4.250%, 9/01/2008	CAD	225,630,000		$221,771,034
Canadian Government, 4.250%, 12/01/2008(b)	CAD	474,235,000		467,491,441
Canadian Government, 4.250%, 9/01/2009	CAD	73,725,000		73,115,505
Canadian Government, 5.250%, 6/01/2012	CAD	286,105,000		299,059,269
Canadian Government, 5.750%, 6/01/2033	CAD	48,845,000		60,063,974
Indonesia Treasury Bond, 9.500%, 7/15/2023	IDR	10,000,000,000		800,165
Indonesia Treasury Bond, 10.250%, 7/15/2027	IDR	25,000,000,000		2,094,940
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	145,156,000,000		12,487,667
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	378,003,000,000		23,737,153
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	4,585,000	(††)	41,821,659
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	42,372,800	(††)	366,942,507
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	10,500,000	(††)	102,293,830
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	165,565,000		157,543,668
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	87,640,000		80,365,050
Republic of Brazil, 8.875%, 4/15/2024(b)		32,625,000		41,515,313
Republic of Brazil, 10.250%, 1/10/2028	BRL	97,695,000		51,495,400
Republic of Brazil, 12.500%, 1/05/2016(b)	BRL	17,305,000		10,739,657
Republic of Brazil, 12.500%, 1/05/2022	BRL	114,735,000		69,602,512

				2,225,563,134

Supermarkets – 0.8%
Albertson’s, Inc., 7.450%, 8/01/2029		100,465,000		95,035,872
Albertson’s, Inc., 7.750%, 6/15/2026		20,515,000		20,119,102
Albertson’s, Inc., 8.000%, 5/01/2031		9,680,000		9,900,994
Albertson’s, Inc., 8.700%, 5/01/2030		2,995,000		3,188,893
Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		17,485,000		14,995,835

				143,240,696

Supranational – 3.9%
Eurofima, Series EMTN, 10.000%, 11/03/2008	ISK	557,100,000		7,026,220
Eurofima, Series EMTN, 11.000%, 2/05/2010	ISK	290,000,000		3,712,374
European Investment Bank, Zero Coupon Bond, 9/12/2008, 144A	BRL	10,732,465		6,334,149
European Investment Bank, Zero Coupon Bond, 3/10/2021	AUD	148,280,000		59,635,303
European Investment Bank, 4.600%, 1/30/2037, 144A	CAD	200,000,000		188,845,739
European Investment Bank, Series EMTN, Zero Coupon Bond, 4/24/2013, 144A	IDR	615,006,960,000		38,241,159
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/11/2009	BRL	297,000,000		167,258,187
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/20/2013	IDR	345,270,000,000		21,558,779
Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017(b)	NZD	184,525,000		129,375,416
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	2,126,200,000		27,077,138
Nordic Investment Bank, 13.000%, 9/12/2008	ISK	3,360,300,000		42,631,401

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Supranational – continued
Nordic Investment Bank, Series EMTN, 11.250%, 4/16/2009	ISK	89,400,000	$1,132,332

			692,828,197

Technology – 2.5%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		115,000	98,038
Agilent Technologies, Inc., 6.500%, 11/01/2017		57,300,000	55,812,034
Amkor Technology, Inc., 7.125%, 3/15/2011(b)		8,785,000	8,411,637
Amkor Technology, Inc., 7.750%, 5/15/2013(b)		11,745,000	10,893,487
Arrow Electronics, Inc., 6.875%, 7/01/2013		14,165,000	14,466,799
Arrow Electronics, Inc., 6.875%, 6/01/2018		5,000,000	5,015,590
Avnet, Inc., 5.875%, 3/15/2014		36,145,000	34,804,418
Avnet, Inc., 6.000%, 9/01/2015		50,685,000	49,134,698
Avnet, Inc., 6.625%, 9/15/2016		15,225,000	15,218,271
Corning, Inc., 5.900%, 3/15/2014		9,330,000	9,362,450
Corning, Inc., 6.200%, 3/15/2016		5,155,000	5,326,311
Corning, Inc., 6.850%, 3/01/2029		10,321,000	10,096,818
Corning, Inc., 7.250%, 8/15/2036		5,645,000	5,726,113
Equifax, Inc., 7.000%, 7/01/2037		19,270,000	17,734,663
Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)		30,004,000	22,878,050
Lucent Technologies, Inc., 6.450%, 3/15/2029(b)		66,137,000	50,594,805
Lucent Technologies, Inc., 6.500%, 1/15/2028		2,216,000	1,695,240
Motorola, Inc., 5.220%, 10/01/2097		13,750,000	7,649,125
Motorola, Inc., 6.500%, 9/01/2025(b)		12,625,000	9,427,214
Motorola, Inc., 6.500%, 11/15/2028(b)		24,125,000	18,845,557
Motorola, Inc., 6.625%, 11/15/2037		26,570,000	20,902,778
Nortel Networks Corp., 1.750%, 4/15/2012		1,045,000	782,444
Nortel Networks Corp., 6.875%, 9/01/2023		18,422,000	13,079,620
Nortel Networks Ltd., 10.125%, 7/15/2013		22,825,000	22,311,437
Northern Telecom Capital Corp., 7.875%, 6/15/2026		12,035,000	8,605,025
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		5,060,000	5,451,270
Xerox Capital Trust I, 8.000%, 2/01/2027		25,440,000	24,830,992
Xerox Corp., Series MTN, 7.200%, 4/01/2016		615,000	634,452

			449,789,336

Textile – 0.1%
Kellwood Co., 7.625%, 10/15/2017(c)		11,070,000	7,140,150

Tobacco – 0.5%
Reynolds American, Inc., 6.750%, 6/15/2017		71,085,000	70,714,576
Reynolds American, Inc., 7.250%, 6/15/2037(b)		17,990,000	17,704,589

			88,419,165

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(c)		19,894,000	16,512,020
Atlas Air, Inc., Series 1999-1, Class A-1, 7.200%, 7/02/2020		13,753,912	12,791,139
Atlas Air, Inc., Series 1999-1A, 6.880%, 7/02/2009		1,153,157	1,078,201
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015(e)		18,164,300	19,072,515
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/2011(e)		15,689,997	14,905,497
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 1/02/2014(e)		9,260,147	10,371,365
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(e)		201,720	197,685

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Transportation Services – continued
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(e)		$39,925,752	$42,720,554
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(e)		6,552,024	5,503,701

			123,152,677

Treasuries – 3.7%
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)		218,105,000	216,554,491
U.S. Treasury Bonds, 4.750%, 2/15/2037(b)		170,000,000	175,551,520
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)		245,380,000	272,640,246

			664,746,257

Wireless – 1.7%
ALLTEL Corp., 6.500%, 11/01/2013(b)		2,880,000	2,887,200
ALLTEL Corp., 6.800%, 5/01/2029		12,987,000	11,883,105
ALLTEL Corp., 7.000%, 3/15/2016(b)		3,125,000	3,156,250
ALLTEL Corp., 7.875%, 7/01/2032		92,074,000	93,455,110
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		29,849,000	24,774,670
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		16,950,000	14,322,750
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		49,753,000	39,926,782
Rogers Wireless, Inc., 6.375%, 3/01/2014		1,895,000	1,897,194
Rogers Wireless, Inc., 7.625%, 12/15/2011(b)	CAD	6,990,000	7,293,812
Sprint Capital Corp., 6.875%, 11/15/2028		42,331,000	35,240,557
Sprint Capital Corp., 6.900%, 5/01/2019		31,405,000	27,557,888
Sprint Nextel Corp., 6.000%, 12/01/2016		15,184,000	13,058,240
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		36,610,000	31,896,463
Vodafone Group PLC, 6.150%, 2/27/2037		2,655,000	2,428,043

			309,778,064

Wirelines – 5.1%
AT&T Corp., 6.500%, 3/15/2029		27,859,000	26,452,009
AT&T, Inc., 6.150%, 9/15/2034		14,755,000	13,786,659
AT&T, Inc., 6.500%, 9/01/2037		152,250,000	147,350,443
Bell Canada, 6.550%, 5/01/2029, 144A	CAD	5,790,000	4,553,869
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	45,750,000	34,287,599
Bell Canada, Series MTN, 5.000%, 2/15/2017	CAD	7,738,000	6,162,019
Bell Canada, Series MTN, 7.300%, 2/23/2032	CAD	11,405,000	9,714,103
BellSouth Corp., 6.000%, 11/15/2034(b)		26,970,000	24,698,128
Embarq Corp., 7.995%, 6/01/2036		8,735,000	8,263,153
GTE Corp., 6.940%, 4/15/2028		11,700,000	11,582,977
Koninklijke (Royal) KPN NV, 8.375%, 10/01/2030		10,505,000	12,076,832
Koninklijke (Royal) KPN NV, Series EMTN, 5.750%, 3/18/2016	GBP	1,600,000	2,888,564
Koninklijke (Royal) KPN NV, Series GMTN, 4.000%, 6/22/2015	EUR	2,750,000	3,803,114
Level 3 Financing, Inc., 8.750%, 2/15/2017(b)		43,605,000	37,500,300
Level 3 Financing, Inc., 9.250%, 11/01/2014(b)		17,580,000	15,997,800
New England Telephone & Telegraph, 7.875%, 11/15/2029		2,740,000	2,929,539
Qwest Capital Funding, Inc., 6.375%, 7/15/2008		919,000	919,000
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		29,990,000	24,591,800
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)		66,907,000	53,525,600
Qwest Capital Funding, Inc., 7.625%, 8/03/2021(b)		15,025,000	12,959,062
Qwest Capital Funding, Inc., 7.750%, 2/15/2031(b)		40,120,000	34,202,300
Qwest Corp., 6.875%, 9/15/2033		29,405,000	24,259,125

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wirelines – continued
Qwest Corp., 7.200%, 11/10/2026		$1,505,000	$1,264,200
Qwest Corp., 7.250%, 9/15/2025		9,920,000	8,779,200
Qwest Corp., 7.500%, 6/15/2023		4,455,000	3,964,950
Telecom Italia Capital, 6.000%, 9/30/2034		30,915,000	26,457,521
Telecom Italia Capital, 6.375%, 11/15/2033		26,400,000	23,503,101
Telefonica Emisiones SAU, 7.045%, 6/20/2036		174,550,000	179,131,937
Telus Corp., 4.950%, 3/15/2017	CAD	45,415,000	41,330,901
Verizon Communications, 5.850%, 9/15/2035		87,716,000	77,311,567
Verizon Maryland, Inc., 5.125%, 6/15/2033		10,290,000	7,946,010
Verizon New York, Inc., Series B, 7.375%, 4/01/2032		17,475,000	17,751,717

			899,945,099

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $16,111,840,148)			15,727,617,887

CONVERTIBLE BONDS – 3.3%
Healthcare – 0.1%
Affymetrix, Inc., 3.500%, 1/15/2038		13,582,000	11,052,352
Invitrogen Corp., 1.500%, 2/15/2024		14,480,000	13,864,600

			24,916,952

Independent Energy – 0.1%
Devon Energy Corp., 4.900%, 8/15/2008(b)		1,400,000	2,600,500
Devon Energy Corp., 4.950%, 8/15/2008(b)		2,600,000	4,829,500

			7,430,000

Industrial Other – 0.1%
Incyte Corp., 3.500%, 2/15/2011(b)		24,551,000	22,832,430

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031		10,195,931	5,837,170
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(f)		4,048,000	3,638,140

			9,475,310

Non-Captive Consumer – 0.2%
Countrywide Financial Corp., Series A, Zero Coupon Bond, 4/15/2037		11,242,000	10,834,477
Countrywide Financial Corp., Series B, 0.426%, 5/15/2037(b)(d)		33,004,000	30,899,995

			41,734,472

Non-Captive Diversified – 0.3%
iStar Financial, Inc., 3.291%, 10/01/2012(b)(d)		60,445,000	47,147,100

Pharmaceuticals – 0.8%
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024		7,122,000	4,308,810
Human Genome Sciences, Inc., 2.250%, 8/15/2012		47,645,000	34,423,513
Nektar Therapeutics, 3.250%, 9/28/2012		26,120,000	17,990,150
Valeant Pharmaceuticals International, 3.000%, 8/16/2010		34,125,000	31,267,031
Valeant Pharmaceuticals International, 4.000%, 11/15/2013		33,914,000	29,081,255
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013(b)		11,035,000	17,380,125

			134,450,884

REITs – 0.1%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A		28,630,000	23,154,513

Technology – 0.5%
Avnet, Inc., 2.000%, 3/15/2034		18,780,000	19,413,825

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Technology – continued
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008	$10,920,000	$10,565,100
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	9,485,000	7,386,444
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	5,805,000	5,108,400
Maxtor Corp., 5.750%, 3/01/2012(c)	9,467,000	8,898,980
Nortel Networks Corp., 2.125%, 4/15/2014	49,136,000	32,921,120
Richardson Electronics Ltd., 7.750%, 12/15/2011	395,000	325,875

		84,619,744

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	144,000	130,500

Transportation Services – 0.0%
Builders Transportation, Inc., 8.000%, 8/15/2005(g)	1,000,000	—
Preston Corp., 7.000%, 5/01/2011	602,000	558,355

		558,355

Wireless – 0.1%
Nextel Communications, Inc., 5.250%, 1/15/2010	3,505,000	3,382,325
NII Holdings, Inc., 3.125%, 6/15/2012(b)	21,974,000	18,513,095

		21,895,420

Wirelines – 0.9%
Level 3 Communications, Inc., 2.875%, 7/15/2010	41,240,000	34,486,950
Level 3 Communications, Inc., 3.500%, 6/15/2012(b)	46,770,000	37,942,163
Level 3 Communications, Inc., 5.250%, 12/15/2011	19,145,000	17,350,156
Level 3 Communications, Inc., 6.000%, 9/15/2009	39,230,000	37,366,575
Level 3 Communications, Inc., 6.000%, 3/15/2010(b)	43,124,000	40,105,320

		167,251,164

TOTAL CONVERTIBLE BONDS
(Identified Cost $611,778,449)		585,596,844

MUNICIPALS – 0.9%
Alabama – 0.0%
Alabama Public School & College Authority ( Capital Improvement), 4.500%, 12/01/2026	4,640,000	4,487,437

California – 0.4%
San Diego Unified School District (Election 1998), 4.500%, 7/01/2029, Series F-1 (FSA insured)	4,870,000	4,518,727
San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment), 3.750%, 8/01/2028, Series C (MBIA insured)	2,165,000	1,751,138
San Jose Redevelopment Agency Tax Allocation (Merged Area), 3.750%, 8/01/2028, Series C (MBIA insured)	5,425,000	4,420,181
State of California, 4.500%, 8/01/2027 (AMBAC insured)	7,340,000	6,943,640
State of California, 4.500%, 10/01/2029	20,455,000	18,828,418
State of California, 4.500%, 8/01/2030 (AMBAC insured)	5,945,000	5,440,329
State of California, 4.500%, 8/01/2030	5,140,000	4,710,810
State of California (Various Purpose), 3.250%, 12/01/2027 (MBIA insured)	3,805,000	2,904,509
State of California (Various Purpose), 4.500%, 12/01/2033 (AMBAC insured)	17,945,000	16,140,451
University of California Regents Medical Center, 4.750%, 5/15/2031, Series A (MBIA insured)	1,260,000	1,205,707

		66,863,910

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
District Of Columbia – 0.0%
District of Columbia, 4.750%, 6/01/2036, Series A (FGIC insured)	$4,640,000	$4,347,030

Florida – 0.1%
Florida State Turnpike Authority (Department of Transportation), 3.500%, 7/01/2027, Series A (MBIA insured)	4,640,000	3,745,176
Jea, Florida Water & Sewer Systems Revenue, 4.750%, 10/01/2041, Series B (MBIA insured)	7,355,000	6,888,546

		10,633,722

Illinois – 0.1%
Chicago Board of Education, 4.750%, 12/01/2031, Series B (FSA insured)	8,020,000	7,864,172
Chicago O’Hare International Airport, 4.500%, 1/01/2038, Series A (FSA insured)	2,440,000	2,189,070

		10,053,242

Louisiana – 0.0%
State of Louisiana, 3.250%, 5/01/2026, Series C (FSA insured)	4,640,000	3,681,051

Massachusetts – 0.0%
Massachusetts School Building Authority, 4.750%, 8/15/2032, Series A (AMBAC insured)	4,645,000	4,540,394

Michigan – 0.1%
Grosse Pointe Public School System, 3.000%, 5/01/2027 (FGIC insured)	2,800,000	2,044,952
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034	21,455,000	19,643,769

		21,688,721

Nebraska – 0.1%
Omaha Public Power District, 4.500%, 2/01/2034, Series AA (FGIC insured)	11,595,000	10,485,822

Ohio – 0.0%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	10,390,000	8,669,624

Texas – 0.1%
Harris County, TX, 4.500%, 10/01/2031, Series B	13,125,000	12,400,369

Wisconsin – 0.0%
Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2026 (FSA insured)	3,170,000	2,654,083
Green Bay Wisconsin Water System Revenue, 3.500%, 11/01/2029 (FSA insured)	3,415,000	2,751,534
Wisconsin Housing & Economic Development Authority, 4.900%, 11/01/2035, Series E	1,185,000	1,125,086

		6,530,703

TOTAL MUNICIPALS
(Identified Cost $164,871,119)		164,382,025

TOTAL BONDS AND NOTES
(Identified Cost $16,888,489,716)		16,477,596,756

BANK LOANS – 1.6%
Automotive – 0.5%
Chrysler LLC, First Lien Term Loan, 6.480%, 8/03/2013(h)	163,408,392	84,019,693

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued
Consumer Products – 0.0%
Mega Bloks, Inc., Term Loan B, 8.250%, 7/26/2012(h)	$8,495,000	$7,305,700

Electric – 0.3%
Calpine Corp., First Priority Term Loan, 5.685%, 3/29/2014(h)	29,611,200	28,217,105
TXU Tech Co., Term Loan B2, 6.234%, 10/10/2014(h)	27,426,830	25,369,817

		53,586,922

Food & Beverage – 0.1%
Dole Food Co., Inc., LOC, 4.710%, 4/12/2013(h)	982,833	912,040
Dole Food Co., Inc., Term Loan, 4.866%, 4/12/2013(h)	2,573,631	2,388,252
Dole Food Co., Inc., Tranche C Term Loan, 4.793%, 4/12/2013(h)	5,354,900	4,969,187

		8,269,479

Healthcare – 0.1%
Community Health System, Term Loan B, 4.859%, 7/25/2014(h)	4,170,000	3,925,471
HCA, Inc., Term Loan B, 5.051%, 11/17/2013(h)	11,665,783	10,944,604

		14,870,075

Media Non-Cable – 0.2%
Idearc, Inc., Term Loan B, 4.787%, 11/17/2014(h)	33,339,460	26,629,894
Tribune Co., Tranche X, 5.478%, 5/17/2009(h)	5,670,000	5,421,937

		32,051,831

Oil Field Services – 0.0%
Dresser, Inc., Second Lien Term Loan, 8.469%, 5/04/2015(h)	3,515,000	3,367,089
Dresser, Inc., Term Loan B, 5.215%, 5/05/2014(h)	1,741,254	1,670,977

		5,038,066

Paper – 0.1%
Georgia Pacific Corp., First Lien Term Loan, 4.449%, 12/20/2012(h)	21,007,244	19,777,480
Georgia Pacific Corp., Term Loan B2, 4.465%, 12/29/2012(h)	2,920,177	2,754,691

		22,532,171

Technology – 0.1%
Freescale Semiconductor, Inc., Term Loan B, 4.209%, 12/01/2013(h)	2,338,131	2,114,840
Nuance Communications, Inc., Term Loan B2, 4.990%, 3/31/2013(h)	16,417,085	15,568,815

		17,683,655

Wireless – 0.1%
ALLTEL Corp., Term Loan B2, 5.564%, 5/16/2015(h)	15,740,702	15,542,054

Wirelines – 0.1%
Hawaiian Telecom Communications, Inc., Term Loan C, 5.310%, 6/01/2014(h)	23,831,579	19,608,862

TOTAL BANK LOANS
(Identified Cost $299,579,396)		280,508,508

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
COMMON STOCKS – 0.4%

Biotechnology – 0.2%
Vertex Pharmaceuticals, Inc.(b)(e)	879,080	$29,422,808

Communications Equipment – 0.1%
Corning, Inc.	630,490	14,532,794

Containers & Packaging – 0.1%
Owens-Illinois, Inc.(b)(e)	639,339	26,654,043

TOTAL COMMON STOCKS
(Identified Cost $42,506,343)		70,609,645

PREFERRED STOCKS – 3.0%

CONVERTIBLE PREFERRED STOCKS – 1.3%
Automotive – 0.3%
Ford Motor Co., Capital Trust II, 6.500%(b)	1,957,035	54,112,018
General Motors Corp., 6.250%(b)	104,656	1,387,738

		55,499,756

Capital Markets – 0.1%
Newell Financial Trust I, 5.250%	207,122	9,320,490

Construction Materials – 0.0%
Williams Cos., Inc., 5.500%	25,000	4,701,563

Diversified Consumer Services – 0.0%
Six Flags, Inc., 7.250%(b)	517,100	4,834,885

Diversified Financial Services – 0.0%
Cit Group, Inc., 8.750%	12,500	511,000
Sovereign Capital Trust, 4.375%	174,788	5,374,731

		5,885,731

Electric Utilities – 0.2%
AES Trust III, 6.750%(b)	346,577	16,808,984
CMS Energy Trust I, 7.750%(b)	207,375	9,331,875

		26,140,859

Machinery – 0.0%
United Rentals Trust, 6.500%	206,396	6,604,672

Oil, Gas & Consumable Fuels – 0.5%
Chesapeake Energy Corp., 4.500%(b)	87,351	14,063,511
Chesapeake Energy Corp., 5.000%(b)	360,780	65,842,350
El Paso Energy Capital Trust I, 4.750%	189,879	7,785,039

		87,690,900

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%(b)	53,600	1,026,440

Semiconductors & Semiconductor Equipment – 0.2%
Lucent Technologies Capital Trust, 7.750%(b)	42,548	32,336,480

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $225,730,114)		234,041,776

NON-CONVERTIBLE PREFERRED STOCKS – 1.7%
Banking – 0.1%
Bank of America Corp., 7.250%	5,922	5,240,970

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Banking – continued
CIT Group, Inc., 6.350%	368,875	$4,703,156

		9,944,126

Capital Markets – 0.2%
Lehman Brothers Holdings Capital Trust I, Zero Coupon	55,575	893,090
Lehman Brothers Holdings, Inc., 5.670%	103,114	3,100,638
Lehman Brothers Holdings, Inc., 5.940%	109,313	3,490,364
Lehman Brothers Holdings, Inc., 6.500%	479,083	8,187,529
Lehman Brothers Holdings, Inc., 7.250%	14,490	11,656,191
Lehman Brothers Holdings, Inc., 7.950%(b)	195,569	3,979,829
Merrill Lynch & Co., Inc., Zero Coupon	53,000	893,580

		32,201,221

Electric Utilities – 0.0%
Connecticut Light & Power Co., 1.900%	2,925	102,284
Entergy Arkansas, Inc., 4.320%	100	7,722
Entergy Mississippi, Inc., Zero Coupon	5,000	401,250
Entergy New Orleans, Inc., 4.360%	665	47,194
Entergy New Orleans, Inc., 4.750%	200	14,631
MDU Resources Group, Inc., 5.100%	1,318	131,883
Public Service Co., 4.000%	360	27,551
Southern California Edison Co., 4.780%(b)	50,100	1,032,060
Xcel Energy, Inc., 3.600%	1,100	77,825

		1,842,400

Thrifts & Mortgage Finance – 1.4%
Federal Home Loan Mortgage Corp., Zero Coupon(b)	1,998,739	32,779,320
Federal Home Loan Mortgage Corp., Zero Coupon	531,400	9,559,886
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(b)	3,049,402	74,100,469
Federal National Mortgage Association, 5.125%(b)	131,150	4,164,012
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(b)	6,085,000	139,650,750

		260,254,437

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $343,729,972)		304,242,184

TOTAL PREFERRED STOCKS
(Identified Cost $569,460,086)		538,283,960

CLOSED END INVESTMENT COMPANIES – 0.2%
BlackRock Senior High Income Fund, Inc.	199,071	939,615
Dreyfus High Yield Strategies Fund	1,033,274	3,699,121
DWS High Income Trust	177,909	818,382
Highland Credit Strategies Fund(b)	860,000	11,506,800
Morgan Stanley Emerging Markets Debt Fund, Inc.	356,954	3,319,672
Van Kampen High Income Trust II(b)	141,611	467,316
Western Asset High Income Opportunity Fund, Inc.	2,217,450	12,506,418

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

	Shares	Value (†)
CLOSED END INVESTMENT COMPANIES – continued
Western Asset Managed High Income Fund, Inc.(b)	1,369,100	$7,817,561

TOTAL CLOSED END INVESTMENT COMPANIES
(Identified Cost $45,128,723)		41,074,885

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 8.3%
Repurchase Agreement with State Street Corp. dated 6/30/2008 at 1.300%, to be repurchased at $747,998 on 7/1/2008 collateralized by $755,000 U.S. Treasury Bill, Zero Coupon due 9/18/2008 valued at $752,029 including accrued interest(i)	$747,971	747,971
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2008 at 1.300%, to be repurchased at $88,618,200 on 7/1/2008 collateralized by $35,000,000 Federal Home Loan Mortgage Corp., 5.000% due 4/01/2014 valued at $35,437,500; $5,000,000 Federal Farm Credit Bank., 4.875% due 12/16/2015 valued at $5,112,500; $50,000,000 U.S. Treasury Note, 5.000% due 7/31/2008 valued at $51,090,000 including accrued interest(i)	88,615,000	88,615,000

	Shares
State Street Navigator Securities Lending Prime Portfolio(j)	1,388,415,223	1,388,415,223

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,477,778,194)		1,477,778,194

TOTAL INVESTMENTS – 106.1%
(Identified Cost $19,322,942,458)(a)		18,885,851,948
Other assets less liabilities—(6.1)%		(1,080,264,884)

TOTAL NET ASSETS – 100.0%		$17,805,587,064

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Futures contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $19,327,399,471 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$640,736,357
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,082,283,880)

Net unrealized depreciation	$(441,547,523)

At September 30, 2007, the Fund had a capital loss carryforward of approximately $4,753,778 of which $4,480,283 expires on September 30, 2011 and $273,495, expires on September 30, 2014. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $1,355,903,477 and $1,388,415,223, respectively.
(c)	Illiquid security. At June 30, 2008, the value of these securities amounted to $63,334,972 or 0.4% of net assets.
(d)	Variable rate security. Rate as of June 30, 2008 is disclosed.
(e)	Non-income producing security.
(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Bankrupt issuer. Security remains in the Portfolio of Investments pending final resolution of bankruptcy proceedings.
(h)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2008.

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(j)	Represents investment of securities lending collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $1,607,440,235 or 9.0% of net assets.
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guarantee Insurance Company
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
LOC	Letter of Credit
MBIA	Municipal Bond Investor Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: Great British Pound; IDR: Indonesian Rupiah; ISK: Iceland Krona; KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Baht

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Unfunded Loan Commitments

As of June 30, 2008, the Fund had one unfunded loan commitment which could be funded at the option of the following Borrower, pursuant to the loan agreement:

Borrower	Unfunded Loan Commitment
Community Health System, Inc.	$210,000

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Bond Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Sovereigns	12.5%
Non-Captive Diversified	7.8
Wirelines	6.1
Banking	5.0
Healthcare	4.9
Non-Captive Consumer	4.7
Electric	3.9
Supranational	3.9
Treasuries	3.7
Retailers	3.4
Technology	3.1
Paper	2.6
Automotive	2.6
Pharmaceuticals	2.6
Media Cable	2.3
Pipelines	2.1
Other Investments, less than 2% each	26.6
Short-Term Investments	8.3

Total Investments	106.1
Other asset less liabilities	(6.1)

Net Assets	100.0%

CURRENCY EXPOSURE AT JUNE 30, 2008 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	78.4%
Canadian Dollar	9.7
Mexican Peso	2.9
Brazilian Real	2.6
New Zealand Dollar	2.3
Australian Dollar	2.2
Other Investments, less than 2% each	8.0

Total Investments	106.1
Other asset less liabilities	(6.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.7% of Net Assets
NON-CONVERTIBLE BONDS – 89.9%
Aerospace & Defense – 0.0%
Bombardier, Inc., 7.450%, 5/01/2034, 144A		$175,000	$167,125

Airlines – 0.5%
American Airlines, Inc., Series 1999-1, 7.324%, 4/15/2011		250,000	230,000
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		34,639	31,348
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		123,157	102,220
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 12/15/2015		203,816	169,167
Continental Airlines, Inc., Series 971A, 7.461%, 4/01/2015		458,014	405,343
Delta Air Lines, Inc., Class C, Series 2007-1, 8.954%, 8/10/2014		1,904,253	1,523,402
United Air Lines, Inc., 6.636%, 7/02/2022		1,259,797	1,029,884

			3,491,364

Asset-Backed Securities – 0.1%
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		725,000	648,099
Ford Credit Auto Owner Trust, 4.380%, 1/15/2010		48,348	48,405

			696,504

Automotive – 1.9%
Cummins, Inc., 7.125%, 3/01/2028		2,400,000	2,277,245
FCE Bank PLC, Series EMTN, 7.125%, 1/16/2012	EUR	300,000	382,592
FCE Bank PLC, Series EMTN, 7.125%, 1/15/2013	EUR	200,000	250,338
Ford Motor Co., 6.375%, 2/01/2029		730,000	383,250
Ford Motor Co., 6.500%, 8/01/2018(b)		50,000	29,000
Ford Motor Co., 6.625%, 10/01/2028		2,435,000	1,302,725
Ford Motor Co., 7.125%, 11/15/2025(b)		595,000	333,200
Ford Motor Co., 7.450%, 7/16/2031		5,065,000	2,950,362
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		750,000	639,877
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		230,000	169,375
Ford Motor Credit Co. LLC, 7.875%, 6/15/2010		500,000	431,578
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		565,000	410,621
General Motors Corp., 7.400%, 9/01/2025		250,000	128,750
General Motors Corp., 8.250%, 7/15/2023(b)		4,435,000	2,583,387
General Motors Corp., 8.375%, 7/15/2033		275,000	162,938
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028		375,000	313,125

			12,748,363

Banking – 6.2%
BAC Capital Trust VI, 5.625%, 3/08/2035		2,385,000	1,942,043
Bank of America Corp., 4.850%, 11/15/2014		500,000	465,049
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	2,340,000,000	2,253,764
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	175,000,000	5,093,671
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A	THB	45,000,000	1,308,050
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	18,710,000,000	1,435,110
Citibank Credit Card Issuance Trust, Series 2008-C6, 6.300%, 6/20/2014		4,265,000	4,078,406
HSBC Bank USA, 3.310%, 8/25/2010, 144A		5,000,000	5,866,500
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	16,585,000	7,918,859

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	13,692,036,000	$1,077,839
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	17,920,000,000	1,409,305
JPMorgan Chase & Co., Zero Coupon Bond, 4/12/2012, 144A	IDR	21,194,634,240	1,459,257
JPMorgan Chase & Co., 1.000%, 6/08/2012, Series EMTN, 144A	MYR	4,651,835	1,211,684
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	18,824,303,000	1,564,541
Kaupthing Bank, 3.413%, 1/15/2010, 144A(c)		200,000	173,578
Kaupthing Bank, 5.750%, 10/04/2011, 144A		2,700,000	2,045,250
Kaupthing Bank, 6.125%, 10/04/2016, 144A		500,000	327,500
Rabobank Nederland, Series EMTN, 12.500%, 2/17/2009	ISK	70,000,000	895,116
Rabobank Nederland, Series EMTN, 14.000%, 1/28/2009, 144A	ISK	48,000,000	611,456

			41,136,978

Brokerage – 0.8%
Lehman Brothers Holdings, Inc., (fixed rate to 5/03/2027, variable rate thereafter) 6.000%, 5/03/2032		170,000	129,972
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037		3,940,000	3,391,544
Morgan Stanley, Series F, MTN, 6.625%, 4/01/2018		1,745,000	1,653,431

			5,174,947

Building Materials – 0.5%
Owens Corning, Inc., 6.500%, 12/01/2016		805,000	732,934
Owens Corning, Inc., 7.000%, 12/01/2036		1,205,000	1,006,667
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)		250,000	146,875
USG Corp., 6.300%, 11/15/2016		1,680,000	1,352,400

			3,238,876

Chemicals – 1.0%
Borden, Inc., 7.875%, 2/15/2023		5,240,000	3,144,000
Borden, Inc., 8.375%, 4/15/2016		55,000	36,850
Borden, Inc., 9.200%, 3/15/2021		905,000	570,150
ICI Wilmington, Inc., 5.625%, 12/01/2013		115,000	116,296
Lubrizol Corp., 5.500%, 10/01/2014		365,000	348,527
Lubrizol Corp., 6.500%, 10/01/2034		1,170,000	1,063,666
Methanex Corp., 6.000%, 8/15/2015		1,565,000	1,456,088

			6,735,577

Construction Machinery – 0.1%
Toro Co., 6.625%, 5/01/2037		965,000	986,868

Distributors – 0.1%
ONEOK, Inc., 6.000%, 6/15/2035		1,000,000	884,616

Diversified Manufacturing – 0.1%
General Electric Co., 5.000%, 2/01/2013		500,000	503,599

Electric – 3.4%
AES Corp., 7.750%, 3/01/2014		730,000	719,962
Duke Energy Carolinas, 4.200%, 10/01/2008		85,000	85,122
Dynegy Holdings, Inc., 7.125%, 5/15/2018		380,000	330,600
Dynegy Holdings, Inc., 7.625%, 10/15/2026		810,000	672,300
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		1,589,000	1,731,635

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Electric – continued
Enersis SA, 7.375%, 1/15/2014		$275,000	$292,096
Enersis SA, 7.400%, 12/01/2016		4,000,000	4,281,420
Mackinaw Power LLC, 6.296%, 10/31/2023, 144A		4,100,745	4,108,372
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027		695,000	574,244
Nisource Finance Corp., 6.400%, 3/15/2018		2,855,000	2,755,458
Power Receivables Finance LLC, 6.290%, 1/01/2012, 144A		842,629	862,043
Quezon Power Philippines Co., 8.860%, 6/15/2017		1,401,400	1,380,379
TXU Corp., Series P, 5.550%, 11/15/2014		765,000	598,898
TXU Corp., Series Q, 6.500%, 11/15/2024		1,515,000	1,117,770
TXU Corp., Series R, 6.550%, 11/15/2034		1,275,000	928,937
White Pine Hydro LLC, 6.310%, 7/10/2017(d)		450,000	434,250
White Pine Hydro LLC, 6.960%, 7/10/2037(d)		670,000	634,754
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(d)		1,280,000	1,217,258

			22,725,498

Entertainment – 1.5%
Six Flags, Inc., 9.625%, 6/01/2014(b)		100,000	55,500
Time Warner, Inc., 6.500%, 11/15/2036		910,000	810,080
Time Warner, Inc., 6.625%, 5/15/2029		2,065,000	1,879,100
Time Warner, Inc., 6.950%, 1/15/2028		875,000	839,584
Time Warner, Inc., 7.625%, 4/15/2031		730,000	741,130
Time Warner, Inc., 7.700%, 5/01/2032		1,155,000	1,182,493
Viacom, Inc., Class B, 6.875%, 4/30/2036		4,880,000	4,582,745

			10,090,632

Food & Beverage – 0.3%
Corn Products International, Inc., 6.625%, 4/15/2037		1,540,000	1,554,673
Dole Food Co., Inc., 8.625%, 5/01/2009		165,000	157,163
Sara Lee Corp., 6.125%, 11/01/2032		295,000	267,230

			1,979,066

Foreign Local Governments – 4.2%
Province of Alberta, 5.930%, 9/16/2016	CAD	957,797	1,017,141
Province of British Columbia, Zero Coupon Bond, 8/23/2013	CAD	11,700,000	9,323,398
Province of Ontario, 5.700%, 12/01/2008	CAD	18,145,000	17,982,359

			28,322,898

Healthcare – 2.4%
Boston Scientific Corp., 5.450%, 6/15/2014		290,000	267,525
Boston Scientific Corp., 6.400%, 6/15/2016		860,000	808,400
Boston Scientific Corp., 7.000%, 11/15/2035		860,000	756,800
HCA, Inc., 5.750%, 3/15/2014		70,000	58,275
HCA, Inc., 6.250%, 2/15/2013		1,160,000	1,006,300
HCA, Inc., 6.375%, 1/15/2015		260,000	215,800
HCA, Inc., 6.500%, 2/15/2016(b)		610,000	507,825
HCA, Inc., 6.750%, 7/15/2013		115,000	100,912
HCA, Inc., 7.050%, 12/01/2027		3,545,000	2,684,600
HCA, Inc., 7.190%, 11/15/2015		560,000	482,365
HCA, Inc., 7.500%, 12/15/2023		690,000	561,052
HCA, Inc., 7.500%, 11/06/2033		1,440,000	1,108,800

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Healthcare – continued
HCA, Inc., 7.580%, 9/15/2025		$2,930,000	$2,376,511
HCA, Inc., 7.690%, 6/15/2025		2,660,000	2,175,263
HCA, Inc., 7.750%, 7/15/2036		430,000	340,059
HCA, Inc., 8.360%, 4/15/2024		1,510,000	1,285,240
Owens & Minor, Inc., 6.350%, 4/15/2016		320,000	314,300
Tenet Healthcare Corp., 6.500%, 6/01/2012		105,000	98,963
Tenet Healthcare Corp., 6.875%, 11/15/2031		1,075,000	774,000
Tenet Healthcare Corp., 7.375%, 2/01/2013		85,000	79,900

			16,002,890

Home Construction – 1.2%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016		115,000	71,300
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014		155,000	100,750
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014		115,000	74,750
Lennar Corp., 5.600%, 5/31/2015		1,700,000	1,243,125
Lennar Corp., 7.625%, 3/01/2009		470,000	455,900
Pulte Homes, Inc., 5.200%, 2/15/2015		1,305,000	1,063,575
Pulte Homes, Inc., 6.000%, 2/15/2035		3,920,000	3,057,600
Pulte Homes, Inc., 6.375%, 5/15/2033		1,960,000	1,519,000
Stanley-Martin Communities LLC, 9.750%, 8/15/2015		370,000	162,800
Toll Brothers Finance Corp., 5.150%, 5/15/2015		565,000	489,292

			8,238,092

Independent Energy – 3.0%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		3,495,000	3,496,877
Anadarko Petroleum Corp., 6.450%, 9/15/2036		2,580,000	2,546,687
Bruce Mansfield Unit, 6.850%, 6/01/2034		4,255,000	4,260,234
Chesapeake Energy Corp., 6.500%, 8/15/2017		380,000	355,300
Chesapeake Energy Corp., 6.875%, 1/15/2016		200,000	193,000
Chesapeake Energy Corp., 6.875%, 11/15/2020		900,000	846,000
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A		792,000	835,560
Pioneer Natural Resources Co., 5.875%, 7/15/2016		435,000	393,439
Pioneer Natural Resources Co., 7.200%, 1/15/2028		1,465,000	1,293,400
Questar Market Resources, Inc., 6.800%, 4/01/2018		3,820,000	3,732,457
Talisman Energy, Inc., 5.850%, 2/01/2037		550,000	473,878
Talisman Energy, Inc., 6.250%, 2/01/2038		1,485,000	1,365,036
XTO Energy, Inc., 6.100%, 4/01/2036		155,000	147,632

			19,939,500

Industrial Other – 0.2%
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A		1,575,000	1,181,250

Integrated Energy – 0.2%
PF Export Receivables Master Trust, 6.436%, 6/01/2015, 144A		1,412,136	1,447,440

Life Insurance – 2.2%
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A	SGD	17,000,000	12,480,903
Hartford Life Insurance Co., 6.140%, 9/15/2011(c)		500,000	497,631
John Hancock Insurance Co., 5.790%, 4/15/2009(c)		500,000	502,775
Principal Life Income Funding Trust, 5.000%, 10/15/2014		500,000	469,702
Protective Life Secured Trust, 5.670%, 9/10/2014(c)		1,000,000	980,680

			14,931,691

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Local Authorities – 1.3%
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	2,150,000		$1,993,505
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046		7,910,000		6,667,497

				8,661,002

Lodging – 0.0%
Host Marriott LP, Series O, 6.375%, 3/15/2015		150,000		132,750

Media Cable – 3.8%
Comcast Corp., 5.650%, 6/15/2035		2,660,000		2,260,298
Comcast Corp., 6.450%, 3/15/2037		2,645,000		2,461,678
Comcast Corp., 6.500%, 11/15/2035		3,240,000		3,080,025
Comcast Corp., 6.950%, 8/15/2037		7,695,000		7,568,717
CSC Holdings, Inc., 6.750%, 4/15/2012		200,000		188,000
CSC Holdings, Inc., 7.625%, 4/01/2011		50,000		49,000
CSC Holdings, Inc., 7.875%, 2/15/2018		170,000		158,100
Rogers Cable, Inc., 5.500%, 3/15/2014		150,000		144,395
TCI Communications, Inc., 7.875%, 2/15/2026		550,000		597,054
Time Warner Cable, Inc., 6.550%, 5/01/2037		1,500,000		1,381,502
Time Warner Cable, Inc., 6.750%, 7/01/2018		6,500,000		6,543,101
Virgin Media Finance PLC, 9.125%, 8/15/2016		400,000		375,000
Virgin Media Finance PLC, 9.750%, 4/15/2014	GBP	250,000		456,880

				25,263,750

Media Non-Cable – 0.5%
Clear Channel Communications, Inc., 4.250%, 5/15/2009		85,000		82,025
Clear Channel Communications, Inc., 5.500%, 12/15/2016		50,000		29,250
News America, Inc., 6.150%, 3/01/2037		2,630,000		2,421,475
News America, Inc., 6.200%, 12/15/2034		795,000		733,135

				3,265,885

Mortgage Related – 0.0%
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039		95,000		89,109

Non-Captive Consumer – 2.1%
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		84,000		76,472
HSBC Finance Corp., 6.500%, 11/15/2008		60,000		60,480
Residential Capital LLC, 8.500%, 6/01/2012		180,000		70,200
Residential Capital LLC, 8.500%, 4/17/2013		6,335,000		2,470,650
Residential Capital LLC, 8.875%, 6/30/2015		730,000		284,700
Residential Capital LLC, 9.625%, 5/15/2015, 144A		884,000		428,740
SLM Corp., 4.000%, 1/15/2010		930,000		866,352
SLM Corp., 5.125%, 8/27/2012		420,000		365,449
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		1,600,000		1,383,462
SLM Corp., Series A, MTN, 5.375%, 1/15/2013		900,000		792,690
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		235,000		206,455
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		405,000		369,842
SLM Corp., Series A, MTN, 6.000%, 12/15/2043		31,725	(†††)	553,204
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		5,840,000		5,602,522
SLM Corp., Series B, 6.090%, 9/15/2009(c)		500,000		483,100

				14,014,318

Non-Captive Diversified – 4.5%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		770,000		530,365

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
CIT Group, Inc., 4.750%, 12/15/2010		$135,000	$110,099
CIT Group, Inc., 5.050%, 9/15/2014		500,000	338,387
CIT Group, Inc., 5.125%, 9/30/2014		2,460,000	1,761,973
CIT Group, Inc., 5.400%, 2/13/2012		30,000	23,815
CIT Group, Inc., 5.400%, 1/30/2016		355,000	244,486
CIT Group, Inc., 5.500%, 12/01/2014	GBP	800,000	1,081,523
CIT Group, Inc., 5.600%, 4/27/2011		625,000	498,393
CIT Group, Inc., 5.650%, 2/13/2017		1,005,000	693,297
CIT Group, Inc., 5.800%, 10/01/2036		1,150,000	885,155
CIT Group, Inc., 5.850%, 9/15/2016		30,000	20,699
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		875,000	659,146
CIT Group, Inc., Series EMTN, 3.800%, 11/14/2012	EUR	750,000	846,920
CIT Group, Inc., Series EMTN, 4.650%, 9/19/2016	EUR	700,000	722,276
CIT Group, Inc., Series EMTN, 5.000%, 5/13/2014	EUR	550,000	617,523
CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016	GBP	600,000	791,845
CIT Group, Inc., Series GMTN, 4.250%, 2/01/2010		85,000	71,925
CIT Group, Inc., Series GMTN, 4.250%, 9/22/2011	EUR	400,000	474,121
CIT Group, Inc., Series GMTN, 5.000%, 2/13/2014		1,185,000	850,930
CIT Group, Inc., Series GMTN, 5.000%, 2/01/2015		870,000	601,572
CIT Group, Inc., Series MTN, 4.250%, 3/17/2015	EUR	1,000,000	1,063,490
General Electric Capital Corp., 6.500%, 9/28/2015	NZD	9,210,000	6,040,832
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016	NZD	1,345,000	881,837
GMAC LLC, 4.750%, 9/14/2009	EUR	960,000	1,254,523
GMAC LLC, 5.625%, 5/15/2009(b)		800,000	740,719
GMAC LLC, 5.750%, 9/27/2010	EUR	350,000	402,272
GMAC LLC, 6.000%, 12/15/2011		940,000	646,854
GMAC LLC, 6.875%, 8/28/2012		355,000	243,096
GMAC LLC, 7.000%, 2/01/2012		400,000	278,043
GMAC LLC, 8.000%, 11/01/2031		295,000	191,920
GMAC LLC, Series EMTN, 5.375%, 6/06/2011	EUR	2,565,000	2,665,388
iStar Financial, Inc., 5.650%, 9/15/2011		135,000	115,425
iStar Financial, Inc., 5.700%, 3/01/2014, Series B		95,000	79,800
iStar Financial, Inc., 5.875%, 3/15/2016		30,000	23,635
iStar Financial, Inc., 5.950%, 10/15/2013, Series B		1,245,000	1,020,900
iStar Financial, Inc., 6.050%, 4/15/2015		30,000	24,000
iStar Financial, Inc., 8.625%, 6/01/2013		2,495,000	2,282,925
Prologis, 5.625%, 11/15/2015		100,000	93,949
Prologis, 5.750%, 4/01/2016(b)		80,000	75,344

			29,949,402

Oil Field Services – 0.2%
North American Energy Partners, Inc., 8.750%, 12/01/2011		1,000,000	1,010,000

Packaging – 0.3%
Owens-Illinois, Inc., 7.800%, 5/15/2018		2,000,000	2,030,000

Paper – 1.9%
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028		650,000	240,500
Georgia-Pacific Corp., 7.250%, 6/01/2028		2,000,000	1,670,000
Georgia-Pacific Corp., 7.375%, 12/01/2025(b)		2,868,000	2,423,460

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Paper – continued
Georgia-Pacific Corp., 7.750%, 11/15/2029		$6,005,000	$5,284,400
Georgia-Pacific Corp., 8.000%, 1/15/2024		132,000	122,100
International Paper Co., 4.250%, 1/15/2009		700,000	697,709
Jefferson Smurfit Corp., 7.500%, 6/01/2013(b)		335,000	276,375
Westvaco Corp., 7.950%, 2/15/2031		1,045,000	977,006
Westvaco Corp., 8.200%, 1/15/2030		745,000	721,233

			12,412,783

Pharmaceuticals – 1.3%
Elan Financial PLC, 7.750%, 11/15/2011		4,135,000	4,010,950
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013		2,770,000	4,362,750

			8,373,700

Pipelines – 1.6%
DCP Midstream LP, 6.450%, 11/03/2036, 144A		1,740,000	1,586,262
El Paso Corp., 6.950%, 6/01/2028		925,000	851,927
El Paso Corp., 7.800%, 8/01/2031		250,000	251,766
Enterprise Products Operating LP, 6.300%, 9/15/2017		1,550,000	1,539,162
Kinder Morgan, Inc., 6.500%, 9/01/2012		90,000	87,750
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015		305,000	269,162
Plains All American Pipeline LP, 6.125%, 1/15/2017		1,785,000	1,754,200
Plains All American Pipeline LP, 6.650%, 1/15/2037		3,850,000	3,590,456
Williams Cos., Inc., 7.500%, 1/15/2031		1,000,000	1,011,250

			10,941,935

Property & Casualty Insurance – 1.2%
Allstate Corp., 5.950%, 4/01/2036		540,000	476,147
Axis Capital Holdings Ltd., 5.750%, 12/01/2014		80,000	75,974
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		1,190,000	1,155,289
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		775,000	768,379
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		180,000	151,030
MBIA Insurance Corp., (fixed rate to 1/15/13, variable rate thereafter) 14.000%, 1/15/2033, 144A(b)		1,485,000	616,275
Travelers Cos., Inc. (The), 6.250%, 6/15/2037		1,925,000	1,789,391
Travelers Property Casualty Corp., 6.375%, 3/15/2033		1,400,000	1,337,136
White Mountains RE Group, 6.375%, 3/20/2017, 144A		2,140,000	1,914,788

			8,284,409

Railroads – 0.3%
CSX Corp., 6.000%, 10/01/2036(b)		1,575,000	1,364,789
Missouri Pacific Railroad Co., 5.000%, 1/01/2045		500,000	310,000

			1,674,789

REITs – 0.8%
Camden Property Trust, 5.700%, 5/15/2017		1,495,000	1,307,437
Colonial Realty LP, 4.750%, 2/01/2010		15,000	14,605
Duke Realty LP, 5.950%, 2/15/2017		210,000	193,952
ERP Operating LP, 5.125%, 3/15/2016		70,000	63,123
Highwoods Properties, Inc., 5.850%, 3/15/2017		2,560,000	2,210,931
Highwoods Properties, Inc., 7.500%, 4/15/2018		475,000	451,324
Realty Income Corp., 6.750%, 8/15/2019		1,000,000	941,847

			5,183,219

Restaurants – 0.1%
McDonald’s Corp., 3.628%, 10/10/2010	SGD	1,000,000	743,968

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Retailers – 1.3%
Dillard’s, Inc., 7.750%, 7/15/2026		$1,025,000		$717,500
Foot Locker, Inc., 8.500%, 1/15/2022		1,100,000		1,028,500
Home Depot, Inc., 5.875%, 12/16/2036		2,825,000		2,307,816
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		1,110,000		927,065
J.C. Penney Corp., Inc., 7.125%, 11/15/2023(b)		575,000		568,638
Toys R Us, Inc., 7.375%, 10/15/2018		3,240,000		2,397,600
Toys R Us, Inc., 7.875%, 4/15/2013(b)		750,000		613,125

				8,560,244

Sovereigns – 14.0%
Canadian Government, 3.750%, 6/01/2012	CAD	14,255,000		14,137,851
Canadian Government, 4.250%, 9/01/2008	CAD	12,760,000		12,541,765
Canadian Government, 4.250%, 9/01/2009	CAD	16,520,000		16,383,427
Canadian Government, 5.250%, 6/01/2012	CAD	22,355,000		23,367,190
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	2,915,000,000		250,776
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	7,590,000,000		476,623
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	125,000	(††)	1,140,176
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	305,000	(††)	2,641,257
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	1,015,000	(††)	9,888,404
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	3,240,000		3,083,028
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	1,675,000		1,535,959
Republic of Brazil, 10.250%, 1/10/2028	BRL	14,885,000		7,845,939
Republic of Brazil, 12.500%, 1/05/2022	BRL	625,000		379,148

				93,671,543

Supermarkets – 1.5%
Albertson’s, Inc., 6.625%, 6/01/2028		1,745,000		1,496,582
Albertson’s, Inc., 7.450%, 8/01/2029		6,515,000		6,162,929
Albertson’s, Inc., 7.750%, 6/15/2026		1,470,000		1,441,632
Albertson’s, Inc., 8.000%, 5/01/2031		565,000		577,899
Albertson’s, Inc., 8.700%, 5/01/2030		5,000		5,324
American Stores Co., 8.000%, 6/01/2026		25,000		25,275

				9,709,641

Supranational – 6.6%
Eurofima, Series EMTN, 10.000%, 11/03/2008	ISK	4,400,000		55,493
Eurofima, Series EMTN, 11.000%, 2/05/2010	ISK	20,000,000		256,026
European Investment Bank, 4.600%, 1/30/2037, 144A	CAD	6,000,000		5,665,372
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/11/2009	BRL	30,000,000		16,894,766
Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017	NZD	19,735,000		13,836,737
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	210,000,000		2,674,348
Nordic Investment Bank, 13.000%, 9/12/2008	ISK	355,300,000		4,507,615

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Supranational – continued
Nordic Investment Bank, Series EMTN, 11.250%, 4/16/2009	ISK	4,800,000	$60,796

			43,951,153

Technology – 2.3%
Agilent Technologies, Inc., 6.500%, 11/01/2017		2,365,000	2,303,586
Amkor Technology, Inc., 7.125%, 3/15/2011		725,000	694,187
Amkor Technology, Inc., 7.750%, 5/15/2013		470,000	435,925
Arrow Electronics, Inc., 6.875%, 7/01/2013		2,850,000	2,910,722
Avnet, Inc., 6.000%, 9/01/2015		1,645,000	1,594,684
Avnet, Inc., 6.625%, 9/15/2016		130,000	129,943
Corning, Inc., 6.200%, 3/15/2016		250,000	258,308
Corning, Inc., 6.850%, 3/01/2029		450,000	440,226
Corning, Inc., 7.250%, 8/15/2036		1,175,000	1,191,884
Lucent Technologies, Inc., 6.450%, 3/15/2029		250,000	191,250
Motorola, Inc., 5.220%, 10/01/2097		515,000	286,494
Motorola, Inc., 5.800%, 10/15/2008(b)		500,000	502,115
Motorola, Inc., 6.500%, 11/15/2028		815,000	636,648
Motorola, Inc., 6.625%, 11/15/2037		995,000	782,772
Nortel Networks Corp., 6.875%, 9/01/2023		1,325,000	940,750
Nortel Networks Ltd., 10.125%, 7/15/2013		1,000,000	977,500
Northern Telecom Capital Corp., 7.875%, 6/15/2026		150,000	107,250
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		1,158,000	1,247,544

			15,631,788

Textile – 0.3%
Kellwood Co., 7.625%, 10/15/2017(d)		3,250,000	2,096,250

Tobacco – 0.6%
Reynolds American, Inc., 6.750%, 6/15/2017		3,320,000	3,302,700
Reynolds American, Inc., 7.250%, 6/15/2037		810,000	797,149

			4,099,849

Transportation Services – 0.8%
APL Ltd., 8.000%, 1/15/2024(d)		2,500,000	2,075,000
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015(e)		1,326,184	1,392,493
Atlas Air, Inc., Series 2000-1, Class B, 9.057%, 1/02/2014(e)		394,351	441,673
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(e)		1,500,291	1,605,312

			5,514,478

Treasuries – 6.3%
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)		5,180,000	5,143,176
U.S. Treasury Bonds, 4.750%, 2/15/2037(b)		30,000,000	30,979,680
U.S. Treasury Bonds, 5.250%, 11/15/2028(b)		260,000	281,836
U.S. Treasury Bonds, 5.375%, 2/15/2031(b)		4,855,000	5,394,361

			41,799,053

Wireless – 1.1%
ALLTEL Corp., 6.800%, 5/01/2029		150,000	137,250
ALLTEL Corp., 7.875%, 7/01/2032		1,615,000	1,639,225
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		830,000	688,900
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		630,000	532,350
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		1,565,000	1,255,913
Sprint Capital Corp., 6.875%, 11/15/2028		1,827,000	1,520,977

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wireless – continued
Sprint Capital Corp., 6.900%, 5/01/2019		$1,150,000	$1,009,125
Sprint Nextel Corp., 6.000%, 12/01/2016		898,000	772,280

			7,556,020

Wirelines – 5.3%
AT&T Corp., 6.500%, 3/15/2029		355,000	337,071
AT&T, Inc., 6.500%, 9/01/2037		6,600,000	6,387,605
Bell Canada, 5.000%, 2/15/2017	CAD	155,000	123,432
Bell Canada, 6.550%, 5/01/2029, 144A	CAD	195,000	153,369
Bell Canada, 7.300%, 2/23/2032	CAD	190,000	161,831
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	600,000	449,673
Embarq Corp., 7.082%, 6/01/2016		235,000	223,192
Embarq Corp., 7.995%, 6/01/2036		200,000	189,196
Level 3 Financing, Inc., 9.250%, 11/01/2014		500,000	455,000
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		3,305,000	2,710,100
Qwest Capital Funding, Inc., 6.875%, 7/15/2028		7,575,000	6,060,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		350,000	301,875
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		775,000	660,688
Telecom Italia Capital, 6.000%, 9/30/2034		1,330,000	1,138,234
Telecom Italia Capital, 6.375%, 11/15/2033		1,320,000	1,175,155
Telefonica Emisiones SAU, 7.045%, 6/20/2036		11,330,000	11,627,413
Verizon Communications, 5.850%, 9/15/2035		3,975,000	3,503,505

			35,657,339

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $597,986,194)			600,902,151

CONVERTIBLE BONDS – 3.5%
Independent Energy – 0.9%
Devon Energy Corp., 4.900%, 8/15/2008		1,300,000	2,414,750
Devon Energy Corp., 4.950%, 8/15/2008		1,900,000	3,529,250

			5,944,000

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011		1,290,000	1,199,700

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031		457,403	261,863
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(f)		500,000	449,375

			711,238

Non-Captive Consumer – 0.0%
Countrywide Financial Corp., Series A, Zero Coupon Bond, 4/15/2037		78,000	75,173
Countrywide Financial Corp., Series B, 0.426%, 5/15/2037(c)		213,000	199,421

			274,594

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 3.198%, 10/01/2012(c)		380,000	296,400

Pharmaceuticals – 0.4%
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024		250,000	151,250
Human Genome Sciences, Inc., 2.250%, 8/15/2012		100,000	72,250
Nektar Therapeutics, 3.250%, 9/28/2012		1,065,000	733,519
Valeant Pharmaceuticals International, 3.000%, 8/16/2010		1,035,000	948,319

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Pharmaceuticals – continued
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	$1,095,000	$938,962

		2,844,300

Pipelines – 0.3%
CenterPoint Energy Resources Corp., 6.000%, 3/15/2012	1,676,000	1,650,860

REITs – 0.2%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	1,430,000	1,156,513

Technology – 0.5%
Avnet, Inc., 2.000%, 3/15/2034	1,270,000	1,312,862
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008	425,000	411,188
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	690,000	537,337
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	380,000	334,400
Maxtor Corp., 5.750%, 3/01/2012(d)	408,000	383,520
Nortel Networks Corp., 2.125%, 4/15/2014	248,000	166,160
Richardson Electronics Ltd., 7.750%, 12/15/2011	263,000	216,975

		3,362,442

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	74,000	67,063

Wirelines – 0.9%
Level 3 Communications, Inc., 2.875%, 7/15/2010	3,870,000	3,236,287
Level 3 Communications, Inc., 6.000%, 9/15/2009	2,685,000	2,557,463
Level 3 Communications, Inc., 6.000%, 3/15/2010(b)	125,000	116,250

		5,910,000

TOTAL CONVERTIBLE BONDS
(Identified Cost $21,207,176)		23,417,110

MUNICIPALS – 0.3%
Michigan – 0.3%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034	2,480,000	2,270,638

TOTAL MUNICIPALS
(Identified Cost $2,479,855)		2,270,638

TOTAL BONDS AND NOTES
(Identified Cost $621,673,225)		626,589,899

BANK LOANS – 0.3%
Consumer Products – 0.0%
Mega Bloks, Inc. Term Loan B, 8.250%, 7/16/2012(g)	335,000	288,100

Food & Beverage – 0.0%
Dole Food Co., Inc., LOC, 4/12/2013(h)	36,744	34,097
Dole Food Co., Inc., Term Loan, 4/12/2013(h)	21,073	19,555
Dole Food Co., Inc., Tranche C Term Loan, 4/12/2013(h)	52,199	48,439

		102,091

Media Non-Cable – 0.2%
Idearc, Inc., Term Loan B, 4.787%, 11/17/2014(g)	1,211,924	968,025
Tribune Co., Tranche X, 5.478%, 5/17/2009(g)	205,000	196,031

		1,164,056

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued
Wirelines – 0.1%
Hawaiian Telecom Communications, Inc., Term Loan C, 5.310%, 6/01/2014(g)	$475,000	$390,835

TOTAL BANK LOANS
(Identified Cost $ 1,944,326)		1,945,082

	Shares
COMMON STOCKS – 0.9%
Communications Equipment – 0.7%
Corning, Inc.	205,167	4,729,099

Containers & Packaging – 0.2%
Owens-Illinois, Inc.(e)	35,353	1,473,867

TOTAL COMMON STOCKS
(Identified Cost $3,058,544)		6,202,966

PREFERRED STOCKS – 2.4%
CONVERTIBLE PREFERRED STOCKS – 1.9%
Automotive – 0.3%
Ford Motor Co., Capital Trust II, 6.500%(b)	79,845	2,207,714

Capital Markets – 0.2%
Newell Financial Trust I, 5.250%	25,075	1,128,375

Diversified Financial Services – 0.1%
Sovereign Capital Trust, 4.375%	30,343	933,047

Electric Utilities – 0.1%
AES Trust III, 6.750%(b)	10,000	485,000

Machinery – 0.1%
United Rentals Trust, 6.500%	30,199	966,368

Oil, Gas & Consumable Fuels – 0.7%
Chesapeake Energy Corp., 4.500%(b)	775	124,775
Chesapeake Energy Corp., 5.000%(b)	19,065	3,479,363
El Paso Energy Capital Trust I, 4.750%	20,200	828,200

		4,432,338

REITs – 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%	2,500	47,875

Semiconductors & Semiconductor Equipment – 0.4%
Lucent Technologies Capital Trust, 7.750%	3,122	2,372,720

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $11,684,473)		12,573,437

NON-CONVERTIBLE PREFERRED STOCKS – 0.5%
Banking – 0.1%
Bank of America Corp., 7.250%	622	550,470

Capital Markets – 0.3%
Lehman Brothers Holdings, Inc., Zero Coupon	2,075	33,345
Lehman Brothers Holdings, Inc., 5.670%	3,878	116,611
Lehman Brothers Holdings, Inc., 5.940%	4,120	131,552

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

	Shares	Value (†)
PREFERRED STOCKS – continued
Capital Markets – continued
Lehman Brothers Holdings, Inc., 6.500%	18,030	308,133
Lehman Brothers Holdings, Inc., 7.250%	1,201	966,120
Lehman Brothers Holdings, Inc., 7.950%(b)	7,357	149,715
Merrill Lynch & Co., Inc., Zero Coupon	5,000	84,300

		1,789,776

Electric Utilities – 0.1%
Entergy New Orleans, Inc., 4.360%	90	6,387
Entergy New Orleans, Inc., 4.750%	2,876	210,398
MDU Resources Group, Inc., 5.100%	307	30,719
Public Service Electric & Gas Co., 4.180%(b)	1,950	144,690
Union Electric Co., 4.500%	4,670	359,590
Xcel Energy, Inc., 4.110%(b)	100	8,200

		759,984

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $3,117,938)		3,100,230

TOTAL PREFERRED STOCKS
(Identified Cost $14,802,411)		15,673,667

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 10.0%
Repurchase Agreement with State Street Corp., dated 6/30/2008 at 1.300%, to be repurchased at $6,620 on 7/1/2008 collateralized by $10,000 U.S. Treasury Bill, Zero Coupon due 9/18/2008 valued at $9,961 including accrued interest(i)	$6,620	6,620
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2008 at 1.300% to be repurchased at $8,354,302 on 7/01/2008 collateralized by $8,305,000 Federal Home Loan Mortgage Corp., 6.000% due 8/15/2013 with a value of $8,523,006, including accrued interest(i)	8,354,000	8,354,000

	Shares
State Street Navigator Securities Lending Prime Portfolio(j)	58,768,804	58,768,804

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $67,129,424)		67,129,424

TOTAL INVESTMENTS – 107.3%
(Identified Cost $708,607,930)(a)		717,541,038
Other assets less liabilities—(7.3)%		(48,706,001)

NET ASSETS – 100.0%		$668,835,037

13

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $709,343,556 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$40,235,328
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(32,037,846)

Net unrealized appreciation	$8,197,482

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $57,461,713 and $58,768,804, respectively.
(c)	Variable rate security. Rate as of June 30, 2008 is disclosed.
(d)	Illiquid security. At June 30, 2008, the value of these securities amounted to $6,841,032 or 1.0% of net assets.
(e)	Non-income producing security.
(f)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(g)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2008.
(h)	The security has not settled. Contract rates do not take effect until settlement date.
(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(j)	Represents investment of securities lending collateral.

14

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $67,607,920 or 10.1% of net assets.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LOC	Letter of Credit
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: Great British Pound; IDR: Indonesian Rupiah; ISK: Iceland Krona; KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Baht

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Sovereigns	14.0%
Supranational	6.6
Wirelines	6.3
Banking	6.3
Treasuries	6.2
Non-Captive Diversified	4.5
Foreign Local Governments	4.2
Independent Energy	3.9
Media Cable	3.8
Electric	3.4
Technology	2.8
Healthcare	2.4
Life Insurance	2.2
Automotive	2.2
Non-Captive Consumer	2.1
Other Investments, less than 2% each	26.4
Short-Term Investments	10.0

Total Investments	107.3
Other assets less liabilities	(7.3)

Net Assets	100.0%

15

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Fixed Income Fund - continued

CURRENCY EXPOSURE AT JUNE 30, 2008 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	73.4%
Canadian Dollar	15.1
Brazilian Real	4.9
New Zealand Dollar	3.1
Mexican Peso	2.0
Singapore Dollar	2.0
Other, less than 2% each	6.8

Total Investments	107.3
Other assets less liabilities	(7.3)

Net Assets	100.0%

16

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 93.0% of Net Assets

NON-CONVERTIBLE BONDS – 93.0%
Argentina – 0.2%
Transportadora de Gas del Sur SA, 7.875%, 5/14/2017, 144A		$8,050,000	$6,198,500

Austria – 1.5%
Oesterreichische Kontrollbank AG, 1.800%, 3/22/2010	JPY	2,530,000,000	24,127,267
Oesterreichische Kontrollbank AG, 2.750%, 6/14/2011	CHF	7,360,000	7,082,301
Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A		7,350,000	5,659,500

			36,869,068

Belgium – 1.6%
Kingdom of Belgium, 5.500%, 9/28/2017	EUR	25,555,000	41,995,785

Bermuda – 0.4%
Noble Group Ltd., 8.500%, 5/30/2013, 144A		5,500,000	5,417,500
White Mountains RE Group, 6.375%, 3/20/2017, 144A		5,000,000	4,473,805

			9,891,305

Brazil – 0.3%
ISA Capital Do Brasil SA, 7.875%, 1/30/2012, 144A		1,100,000	1,138,500
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A		1,170,000	1,123,200
Republic of Brazil, 10.250%, 1/10/2028	BRL	9,750,000	5,139,261

			7,400,961

Canada – 2.4%
Bell Aliant Regional Communications, 5.410%, 9/26/2016	CAD	4,280,000	3,784,591
Bell Canada, 6.550%, 5/01/2029, 144A	CAD	160,000	125,841
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	3,090,000	2,315,818
Bell Canada, Series MTN, 5.000%, 2/15/2017	CAD	4,035,000	3,213,201
Bell Canada, Series MTN, 7.300%, 2/23/2032	CAD	385,000	327,920
Bombardier, Inc., 7.250%, 11/15/2016, 144A	EUR	1,000,000	1,503,601
Canadian Government, 4.250%, 9/01/2009	CAD	600,000	595,040
Canadian Government, 4.500%, 6/01/2015	CAD	3,813,000	3,946,232
Canadian Pacific Railway Co., 5.750%, 3/15/2033		810,000	653,638
Canadian Pacific Railway Co., 5.950%, 5/15/2037		1,745,000	1,447,896
Export Development Canada, 3.500%, 5/16/2013(b)		28,000,000	27,444,760
Kinder Morgan Finance, 5.700%, 1/05/2016		5,705,000	5,077,450
Province of Quebec, 1.600%, 5/09/2013	JPY	687,000,000	6,530,230
Shaw Communications, Inc., 5.700%, 3/02/2017	CAD	4,215,000	3,903,081

			60,869,299

Cayman Islands – 0.8%
Embraer Overseas Ltd., 6.375%, 1/24/2017(b)		5,580,000	5,440,500
LPG International, Inc., 7.250%, 12/20/2015		3,010,000	3,081,488
Odebrecht Finance Ltd., 7.500%, 10/18/2017, 144A		4,650,000	4,789,500
Vale Overseas Ltd., 6.875%, 11/21/2036		8,765,000	8,140,362

			21,451,850

Colombia – 0.3%
Republic of Colombia, 9.850%, 6/28/2027	COP	3,195,000,000	1,303,045
Republic of Colombia, 11.750%, 3/01/2010	COP	3,090,000,000	1,614,842
Republic of Colombia, 12.000%, 10/22/2015(b)	COP	9,545,000,000	4,788,213

			7,706,100

France – 7.5%
Alcatel-Lucent, Series EMTN, 6.375%, 4/07/2014	EUR	5,005,000	6,619,307
BNP Paribas, (fixed rate to 4/12/2016, variable rate thereafter), 4.730%, 4/29/2049	EUR	3,100,000	4,015,677

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
France – continued
France Telecom SA, Series EMTN, 3.625%, 10/14/2015	EUR	4,035,000	$5,539,223
France Telecom SA, Series EMTN, 4.750%, 2/21/2017	EUR	9,705,000	13,988,731
Government of France, 5.000%, 10/25/2016	EUR	63,070,000	100,727,579
Lafarge SA, Series EMTN, 4.750%, 3/23/2020(b)	EUR	3,335,000	4,275,879
Lafarge SA, Series EMTN, 5.375%, 6/26/2017	EUR	2,950,000	4,153,498
PPR SA, Series EMTN, 4.000%, 1/29/2013	EUR	3,235,000	4,532,434
Veolia Environnement, 6.000%, 6/01/2018(b)		15,465,000	15,429,508
Veolia Environnement, Series EMTN, 4.000%, 2/12/2016	EUR	2,255,000	3,147,376
Veolia Environnement, Series EMTN, 5.125%, 5/24/2022	EUR	3,970,000	5,541,381
Vivendi, 3.875%, 2/15/2012	EUR	2,405,000	3,451,255
Wendel, 4.375%, 8/09/2017	EUR	4,550,000	4,648,595
Wendel, 4.875%, 5/26/2016	EUR	10,150,000	11,641,093
WPP Finance SA, 5.250%, 1/30/2015	EUR	2,400,000	3,383,024

			191,094,560

Germany – 12.0%
Bertelsmann AG, Series EMTN, 3.625%, 10/06/2015	EUR	9,620,000	12,599,988
Bundesrepublik Deutschland, Series 06, 3.750%, 1/04/2017	EUR	38,060,000	56,255,684
Bundesrepublik Deutschland, Series 97, 6.500%, 7/04/2027	EUR	5,040,000	9,421,265
Kreditanstalt fuer Wiederaufbau, 2.500%, 10/11/2010(b)	EUR	15,925,000	23,788,235
Kreditanstalt fuer Wiederaufbau, 2.600%, 6/20/2037	JPY	1,140,000,000	11,006,118
Kreditanstalt fuer Wiederaufbau, Series INTL, 1.850%, 9/20/2010	JPY	2,214,000,000	21,186,303
Munchener Hypothekenbank eG, 5.000%, 1/16/2012	EUR	31,180,000	48,794,038
Republic of Germany, 3.250%, 4/17/2009	EUR	15,690,000	24,442,766
Republic of Germany, 3.750%, 7/04/2013	EUR	32,000,000	48,395,351
Republic of Germany, Series 150, 4.000%, 4/13/2012	EUR	24,605,000	37,811,948
Republic of Germany, 4.000%, 1/04/2037	EUR	7,639,000	10,400,669

			304,102,365

India – 0.9%
Canara Bank Ltd., (fixed rate to 11/28/2016, variable rate thereafter), 6.365%, 11/28/2021(b)		17,350,000	15,668,108
ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A		7,800,000	6,990,134

			22,658,242

Indonesia – 1.0%
Indonesia Government International Bond, 7.750%, 1/17/2038, 144A		13,125,000	12,337,500
Indonesia Treasury Bond, 11.000%, 12/15/2012	IDR	122,434,000,000	12,375,581

			24,713,081

Ireland – 1.3%
Depfa ACS Bank, Series EMTN, 1.650%, 12/20/2016	JPY	3,300,000,000	30,120,297
Depfa ACS Bank, Series EMTN, 1.875%, 5/07/2009	CHF	2,160,000	2,089,344

			32,209,641

Italy – 0.1%
Telecom Italia SpA, Series EMTN, 5.375%, 1/29/2019	EUR	1,500,000	2,068,073

Japan – 3.6%
Development Bank of Japan, 1.750%, 3/17/2017	JPY	4,800,000,000	46,073,536
Japan Finance Corp. for Municipal Enterprises, 1.900%, 6/22/2018	JPY	2,670,000,000	25,348,542

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Japan – continued
Japan Government, 0.900%, 9/15/2009	JPY	1,996,300,000	$18,836,266

			90,258,344

Korea – 0.5%
Hanarotelecom, Inc., 7.000%, 2/01/2012, 144A		1,610,000	1,605,975
SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A		11,225,000	10,747,814

			12,353,789

Luxembourg – 0.3%
Telecom Italia Capital, 5.250%, 10/01/2015		1,660,000	1,519,159
Telecom Italia Capital, 6.375%, 11/15/2033		1,910,000	1,700,414
Telecom Italia Capital SA, 4.950%, 9/30/2014		3,990,000	3,651,859

			6,871,432

Mexico – 0.5%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A		3,920,000	4,013,100
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(b)		8,210,000	8,251,050

			12,264,150

Netherlands – 2.6%
Bite Finance International, 8.458%, 3/15/2014, 144A(c)	EUR	2,820,000	3,551,962
Cemex Finance Europe, 4.750%, 3/05/2014	EUR	12,717,000	17,044,538
Excelcomindo Finance Co., 7.125%, 1/18/2013, 144A		1,460,000	1,458,175
Kingdom of Netherlands, 5.500%, 1/15/2028	EUR	12,995,000	21,650,149
Koninklijke KPN NV, 6.500%, 1/15/2016	EUR	400,000	630,297
Koninklijke KPN NV, Series GMTN, 4.750%, 1/17/2017	EUR	6,400,000	8,890,484
Linde Finance BV, Series EMTN, 4.750%, 4/24/2017	EUR	3,865,000	5,605,967
Majapahit Holding BV, 7.250%, 6/28/2017, 144A		3,340,000	2,989,300
OI European Group BV, 6.875%, 3/31/2017, 144A	EUR	1,000,000	1,479,984
Wolters Kluwer NV, 5.125%, 1/27/2014	EUR	1,635,000	2,438,051

			65,738,907

Poland – 0.4%
Republic of Poland, Series 2BR, 1.020%, 6/09/2009	JPY	1,200,000,000	11,281,605

Singapore – 1.7%
Government of Singapore, 3.625%, 7/01/2011	SGD	8,840,000	6,837,425
Government of Singapore, 4.625%, 7/01/2010	SGD	45,450,000	35,549,981
SP Powerassets Ltd., Series EMTN, 3.730%, 10/22/2010	SGD	2,340,000	1,737,307

			44,124,713

South Africa – 0.8%
Edcon Proprietary Ltd., 8.208%, 6/15/2014, 144A(c)	EUR	8,335,000	8,595,598
Republic of South Africa, 4.500%, 4/05/2016	EUR	9,090,000	12,272,334

			20,867,932

Supranational – 6.0%
Asia Development Bank, 2.350%, 6/21/2027	JPY	1,700,000,000	16,385,480
European Investment Bank, 1.250%, 9/20/2012(b)	JPY	2,124,000,000	20,023,328
European Investment Bank, 1.400%, 6/20/2017(b)	JPY	6,650,000,000	61,460,191
European Investment Bank, 2.625%, 5/16/2011		28,000,000	27,440,896
European Investment Bank, Series EMTN, Zero Coupon Bond, 4/24/2013, 144A	IDR	90,681,660,000	5,638,590
European Investment Bank, Series EMTN, 6.500%, 8/12/2014	PLN	43,400,000	20,550,365

			151,498,850

United Arab Emirates – 0.8%
DP World Ltd., 6.850%, 7/02/2037, 144A		23,150,000	19,864,367

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United Kingdom – 3.9%
British Sky Broadcasting Group PLC, 6.100%, 2/15/2018, 144A		$9,150,000	$9,000,635
BSKYB Finance UK PLC, 5.750%, 10/20/2017	GBP	3,270,000	5,652,478
FCE Bank PLC, Series EMTN, 7.125%, 1/15/2013	EUR	1,250,000	1,564,611
HSBC Bank, Zero Coupon Bond, 6/04/2013, 144A	MYR	31,000,000	7,777,751
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	75,579,375,000	6,281,613
Lloyds TSB Bank PLC, (fixed rate to 5/12/2017, variable rate thereafter), 4.385%, 5/29/2049	EUR	5,225,000	6,418,559
Lloyds TSB Group PLC, 5.875%, 7/08/2014	EUR	1,235,000	1,902,196
Network Rail MTN Finance PLC, Series EMTN, 4.875%, 3/06/2009	GBP	6,200,000	12,257,994
Rexam PLC, 6.750%, 6/01/2013, 144A		13,775,000	13,753,456
Standard Chartered Bank, Series EMTN, 6.750%, 4/27/2009	GBP	800,000	1,582,360
United Kingdom Treasury, 5.000%, 3/07/2025	GBP	13,585,000	26,637,149
United Kingdom Treasury, 5.250%, 6/07/2012	GBP	2,520,000	5,024,229
Vodafone Group PLC, 5.750%, 3/15/2016		435,000	426,284

			98,279,315

United States – 40.7%
Ahold Finance USA, Inc., Series EMTN, 6.500%, 3/14/2017	GBP	5,960,000	11,159,137
Albertson’s, Inc., 7.450%, 8/01/2029		5,544,000	5,244,402
Albertson’s, Inc., 7.750%, 6/15/2026		50,000	49,035
Albertson’s, Inc., 8.000%, 5/01/2031		1,000,000	1,022,830
Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		830,000	711,841
ALLTEL Corp., 6.500%, 11/01/2013		1,335,000	1,338,338
ALLTEL Corp., 6.800%, 5/01/2029		1,595,000	1,459,425
ALLTEL Corp., 7.000%, 7/01/2012		2,865,000	2,922,300
ALLTEL Corp., 7.000%, 3/15/2016		160,000	161,600
ALLTEL Corp., 7.875%, 7/01/2032		3,220,000	3,268,300
American Express Co., 6.150%, 8/28/2017		995,000	971,859
American Express Co., 7.000%, 3/19/2018		4,845,000	4,904,482
ASIF Global Financing XXVII, 2.380%, 2/26/2009, 144A	SGD	16,300,000	11,966,983
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	6,820,000,000	6,568,663
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	3,250,000,000	3,156,948
Barclays Financial LLC, 4.741%, 3/23/2009, 144A(c)	KRW	4,844,220,000	4,676,348
Biogen Idec, Inc., 6.000%, 3/01/2013		10,850,000	10,766,596
Bristol-Myers Squibb Co., 4.625%, 11/15/2021	EUR	3,700,000	4,952,674
Cargill, Inc., 5.600%, 9/15/2012, 144A		5,595,000	5,638,137
Chesapeake Energy Corp., 6.250%, 1/15/2017	EUR	250,000	356,220
Chesapeake Energy Corp., 6.500%, 8/15/2017		1,990,000	1,860,650
Chesapeake Energy Corp., 6.875%, 11/15/2020		5,615,000	5,278,100
CIT Group, Inc., 5.500%, 12/01/2014	GBP	11,655,000	15,756,441
CIT Group, Inc., Series EMTN, 3.800%, 11/14/2012	EUR	1,100,000	1,242,149
CIT Group, Inc., Series EMTN, 4.650%, 9/19/2016	EUR	1,000,000	1,031,823
CIT Group, Inc., Series EMTN, 5.000%, 5/13/2014	EUR	450,000	505,246
CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016	GBP	4,150,000	5,476,928
CIT Group, Inc., Series GMTN, 4.250%, 9/22/2011	EUR	2,100,000	2,489,137
CIT Group, Inc., Series MTN, 4.250%, 3/17/2015	EUR	1,200,000	1,276,188
Citi Credit Card Issuance Trust, 5.375%, 4/10/2013	EUR	5,130,000	7,772,272
Citigroup, Inc., 5.000%, 9/15/2014		19,620,000	18,171,338

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Citizens Communications Co., 6.250%, 1/15/2013		$11,175,000	$10,364,812
Citizens Communications Co., 7.125%, 3/15/2019		1,205,000	1,078,475
Citizens Communications Co., 9.000%, 8/15/2031		1,795,000	1,615,500
Comcast Corp., 4.950%, 6/15/2016		6,300,000	5,800,920
Comcast Corp., 5.900%, 3/15/2016		3,360,000	3,283,016
Comcast Corp., 6.950%, 8/15/2037		3,444,000	3,387,481
Community Health Systems, Inc., 8.875%, 7/15/2015		3,490,000	3,511,813
Corning, Inc., 5.900%, 3/15/2014		1,675,000	1,680,826
Corning, Inc., 6.200%, 3/15/2016		3,670,000	3,791,961
Couche-Tard US/Finance, 7.500%, 12/15/2013(b)		3,775,000	3,727,813
CSX Corp., 5.600%, 5/01/2017		859,000	792,397
CSX Corp., 6.000%, 10/01/2036(b)		5,358,000	4,642,884
CVS Caremark Corp., 5.750%, 6/01/2017		20,796,000	20,453,927
Delta Air Lines, Inc., Class A, Series 2007-1, 6.821%, 8/10/2022		7,578,417	6,403,762
Delta Air Lines, Inc., Class B, Series 2007-1, 8.021%, 8/10/2022		2,045,504	1,615,948
Energy Transfer Partners LP, 6.700%, 7/01/2018		9,230,000	9,290,004
Erac USA Finance Co., 6.375%, 10/15/2017, 144A		4,730,000	4,226,728
Erac USA Finance Co., 7.000%, 10/15/2037, 144A		8,251,000	6,863,025
Federal Home Loan Mortgage Corp., 4.000%, 12/01/2019		138,423	131,087
Federal Home Loan Mortgage Corp., 4.000%, 9/01/2020		909,481	856,163
Federal Home Loan Mortgage Corp., 4.500%, 9/01/2020		4,154,092	4,040,373
Federal Home Loan Mortgage Corp., 5.000%, 4/01/2020		3,095,475	3,072,774
Federal Home Loan Mortgage Corp., 5.000%, 7/01/2035(d)		19,906,359	19,141,597
Federal Home Loan Mortgage Corp., 5.500%, 5/01/2020		1,664,945	1,682,392
Federal Home Loan Mortgage Corp., 5.500%, 1/01/2021		1,069,515	1,080,723
Federal Home Loan Mortgage Corp., 5.500%, 4/01/2037(d)		52,351,828	51,656,530
Federal Home Loan Mortgage Corp., 6.000%, 5/01/2018		554,114	567,781
Federal Home Loan Mortgage Corp., 6.000%, 10/01/2020		1,023,545	1,048,901
Federal Home Loan Mortgage Corp., 6.500%, 8/01/2035		722,990	746,925
Federal Home Loan Mortgage Corp., 6.500%, 10/01/2035		868,426	897,175
Federal National Mortgage Association, 2.290%, 2/19/2009	SGD	16,200,000	11,946,135
Federal National Mortgage Association, 4.500%, 6/01/2019(d)		4,195,940	4,092,878
Federal National Mortgage Association, 5.000%, 10/01/2019		1,369,406	1,364,256
Federal National Mortgage Association, 5.000%, 10/01/2019		375,406	373,994
Federal National Mortgage Association, 5.000%, 4/01/2020		354,770	352,549
Federal National Mortgage Association, 5.000%, 6/01/2020		664,807	660,645
Federal National Mortgage Association, 5.000%, 9/01/2035(d)		9,564,058	9,199,615
Federal National Mortgage Association, 5.000%, 5/01/2036		832,392	800,673
Federal National Mortgage Association, 5.500%, 11/01/2016		426,927	434,260
Federal National Mortgage Association, 5.500%, 5/01/2020		1,852,751	1,874,154
Federal National Mortgage Association, 5.500%, 9/01/2020		709,915	719,891

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Federal National Mortgage Association, 5.500%, 11/01/2034		$1,366,710	$1,352,589
Federal National Mortgage Association, 5.500%, 6/01/2035		6,007,591	5,939,888
Federal National Mortgage Association, 5.500%, 9/01/2035		3,759,349	3,716,983
Federal National Mortgage Association, 5.500%, 12/01/2035		18,242,523	18,036,938
Federal National Mortgage Association, 5.500%, 4/01/2036(d)		13,208,612	13,059,757
Federal National Mortgage Association, 5.500%, 6/01/2037(d)		8,581,148	8,469,211
Federal National Mortgage Association, 6.000%, 6/01/2017		898,270	922,711
Federal National Mortgage Association, 6.000%, 11/01/2017		722,091	742,716
Federal National Mortgage Association, 6.000%, 9/01/2021		2,189,734	2,247,488
Federal National Mortgage Association, 6.000%, 11/01/2034		2,301,073	2,330,510
Federal National Mortgage Association, 6.000%, 4/01/2035		2,770,917	2,806,365
Federal National Mortgage Association, 6.000%, 5/01/2035		2,889,918	2,922,373
Federal National Mortgage Association, 6.000%, 8/01/2037		13,797,031	13,936,112
Federal National Mortgage Association, 6.500%, 3/01/2033		1,566,354	1,627,998
Federal National Mortgage Association, 6.500%, 6/01/2035		439,555	453,557
Federal National Mortgage Association, 6.500%, 7/01/2035		175,466	181,056
Federal National Mortgage Association, 6.500%, 10/01/2035		1,324,454	1,368,715
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013		7,295,000	5,372,118
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		2,735,000	1,987,694
Ford Motor Credit Co. LLC, Series EMTN, 4.875%, 1/15/2010	EUR	1,750,000	2,314,443
General Electric Capital Corp., 0.750%, 2/05/2009(b)	JPY	1,365,000,000	12,779,477
General Electric Capital Corp., 2.250%, 2/09/2009	CHF	10,980,000	10,691,653
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	800,000	563,162
General Electric Capital Corp., Series EMTN, 1.500%, 4/26/2012	JPY	276,000,000	2,519,243
General Electric Capital Corp., Series EMTN, 1.000%, 3/21/2012	JPY	2,035,000,000	18,260,687
Georgia-Pacific Corp., 7.125%, 1/15/2017, 144A		1,860,000	1,748,400
Georgia-Pacific LLC, 7.250%, 6/01/2028		4,540,000	3,790,900
Georgia-Pacific LLC, 8.000%, 1/15/2024		180,000	166,500
Georgia-Pacific LLC, 8.875%, 5/15/2031		1,805,000	1,669,625
Goldman Sachs Group, Inc. (The), 5.208%, 5/23/2016(c)	EUR	8,500,000	12,209,387
Goldman Sachs Group, Inc. (The), 6.875%, 1/18/2038	GBP	3,500,000	6,798,511
Goldman Sachs Group, Inc. (The), 7.250%, 4/10/2028	GBP	2,050,000	4,176,358
Government National Mortgage Association, 5.500%, 11/20/2034		489,335	487,063
Government National Mortgage Association, 5.500%, 2/20/2036		1,442,336	1,434,582
Government National Mortgage Association, 6.000%, 10/20/2035		894,347	907,966
Government National Mortgage Association, 6.000%, 5/15/2037		2,466,432	2,507,475
Government National Mortgage Association, 6.500%, 7/20/2037		3,695,476	3,817,521

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037		$11,075,000	$11,052,257
Harley-Davidson Funding Corp., Series C, 6.800%, 6/15/2018, 144A		13,795,000	13,629,929
HCA, Inc., 5.750%, 3/15/2014		265,000	220,613
HCA, Inc., 6.375%, 1/15/2015		1,170,000	971,100
HCA, Inc., 6.500%, 2/15/2016(b)		2,360,000	1,964,700
HCA, Inc., 7.580%, 9/15/2025		614,000	498,013
HCA, Inc., 7.690%, 6/15/2025		625,000	511,105
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A		5,680,000	5,452,800
Home Depot, Inc., 5.875%, 12/16/2036		5,400,000	4,411,400
Hospira, Inc., 6.050%, 3/30/2017		790,000	762,403
Host Hotels & Resorts LP, 6.875%, 11/01/2014		4,255,000	3,914,600
Host Marriott LP, Series O, 6.375%, 3/15/2015		6,040,000	5,345,400
Host Marriott LP, Series Q, 6.750%, 6/01/2016		3,745,000	3,323,688
HSBC Bank USA, Zero Coupon Bond, 4/18/2012, 144A	MYR	7,370,000	2,094,501
HSBC Bank USA, Zero Coupon Bond, 5/17/2012, 144A	MYR	36,855,000	10,372,413
HSBC Bank USA, 3.310%, 8/25/2010, 144A		11,760,000	13,798,008
International Paper Co., 7.950%, 6/15/2018		7,630,000	7,587,531
JPMorgan Chase & Co., Zero Coupon Bond, 11/01/2012, 144A	MYR	16,825,000	4,298,549
JPMorgan Chase & Co., Zero Coupon Bond, 11/01/2012, 144A	KRW	2,381,600,000	1,643,817
JPMorgan Chase & Co., 5.125%, 9/15/2014		15,965,000	15,523,296
JPMorgan Chase & Co., 5.150%, 10/01/2015		6,000,000	5,777,124
JPMorgan Chase & Co., (fixed rate to 4/30/2018, variable rate thereafter), 7.900%, 12/31/2049		13,425,000	12,587,817
JPMorgan Chase & Co., Series 2007-27, EMTN, Zero Coupon Bond, 10/22/2012, 144A	KRW	11,947,200,000	8,222,159
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 6/08/2012, 144A	MYR	67,400,675	17,556,148
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 9/10/2012, 144A	MYR	12,911,029	3,325,454
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018		10,800,000	10,521,932
KLA-Tencor Corp., 6.900%, 5/01/2018		9,750,000	9,558,569
Kraft Foods, Inc., 6.000%, 2/11/2013		4,831,000	4,880,866
Kraft Foods, Inc., 6.875%, 2/01/2038		8,065,000	7,840,833
L-3 Communications Corp., 5.875%, 1/15/2015		1,935,000	1,785,038
L-3 Communications Corp., 6.125%, 7/15/2013		830,000	784,350
L-3 Communications Corp., 6.125%, 1/15/2014		280,000	262,500
Lehman Brothers Holdings, Inc., 5.750%, 1/03/2017		5,610,000	4,950,640
Lehman Brothers Holdings, Inc., 6.500%, 7/19/2017		15,905,000	14,714,018
Level 3 Financing, Inc., 8.750%, 2/15/2017		570,000	490,200
Lucent Technologies, Inc., 6.450%, 3/15/2029		7,950,000	6,081,750
Medco Health Solutions, Inc., 7.125%, 3/15/2018		9,465,000	9,829,346
Merrill Lynch & Co., Inc., Series MTN, 6.875%, 4/25/2018		16,910,000	16,093,687
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(c)		5,755,000	5,731,216
Morgan Stanley, 4.750%, 4/01/2014		9,080,000	8,273,968
Morgan Stanley, 5.375%, 11/14/2013	GBP	2,010,000	3,592,502
Motorola, Inc., 6.625%, 11/15/2037		6,000,000	4,720,236

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Nabors Industries, Inc., 6.150%, 2/15/2018, 144A		$6,235,000	$6,302,120
National Semiconductor Corp., 6.150%, 6/15/2012		9,275,000	9,362,742
News America, Inc., 6.150%, 3/01/2037		5,730,000	5,275,685
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		5,475,000	4,544,250
NGPL Pipeco LLC, 6.514%, 12/15/2012, 144A		8,320,000	8,446,955
NGPL Pipeco LLC, 7.119%, 12/15/2017, 144A		1,740,000	1,778,386
NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A		1,740,000	1,822,057
Nisource Finance Corp., 6.400%, 3/15/2018		5,925,000	5,718,419
Owens & Minor, Inc., 6.350%, 4/15/2016		5,630,000	5,529,718
Owens Brockway Glass Container, Inc., 6.750%, 12/01/2014	EUR	2,170,000	3,211,565
Petrobras International Finance Co., 5.875%, 3/01/2018		15,600,000	15,006,326
Prologis, 6.625%, 5/15/2018		15,685,000	15,450,635
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		855,000	701,100
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)		250,000	200,000
Qwest Capital Funding, Inc., 7.250%, 2/15/2011		1,435,000	1,391,950
Qwest Capital Funding, Inc., 7.750%, 2/15/2031(b)		1,845,000	1,572,863
Qwest Corp., 6.500%, 6/01/2017		734,000	655,095
Qwest Corp., 6.875%, 9/15/2033		1,815,000	1,497,375
Qwest Corp., 7.200%, 11/10/2026		100,000	84,000
Qwest Corp., 7.250%, 9/15/2025		1,656,000	1,465,560
Qwest Corp., 7.250%, 10/15/2035		5,165,000	4,338,600
Qwest Corp., 7.500%, 6/15/2023		5,285,000	4,703,650
R.H. Donnelley Corp., 6.875%, 1/15/2013		1,950,000	1,160,250
R.H. Donnelley Corp., 8.875%, 10/15/2017, 144A		925,000	550,375
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013		4,535,000	2,698,325
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013		4,300,000	2,558,500
RBS Capital Trust, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, 1/12/2016	EUR	4,485,000	5,272,757
Reynolds American, Inc., 6.750%, 6/15/2017		9,755,000	9,704,167
SLM Corp., 4.000%, 1/15/2010		2,815,000	2,622,344
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		6,465,000	5,590,053
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		325,000	285,523
SLM Corp., Series A, MTN, 5.400%, 10/25/2011		535,000	488,556
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		5,825,000	5,588,132
Sprint Nextel Corp., 6.000%, 12/01/2016		6,775,000	5,826,500
SUPERVALU, Inc., 7.500%, 11/15/2014		1,735,000	1,737,169
Textron, Inc., 3.875%, 3/11/2013	EUR	4,000,000	5,728,621
Time Warner, Inc., 6.625%, 5/15/2029		7,255,000	6,601,876
Time Warner, Inc., 6.950%, 1/15/2028		2,055,000	1,971,824
TXU Corp., Series P, 5.550%, 11/15/2014		1,390,000	1,088,193
TXU Corp., Series Q, 6.500%, 11/15/2024		12,560,000	9,266,793
TXU Corp., Series R, 6.550%, 11/15/2034(b)		2,700,000	1,967,161
U.S. Treasury Notes, 2.875%, 1/31/2013(b)		23,280,000	22,881,702
U.S. Treasury Notes, 5.000%, 7/31/2008(b)(d)		885,000	887,213
Union Pacific Corp., 5.375%, 6/01/2033		1,198,000	1,027,157
Union Pacific Corp., 5.650%, 5/01/2017		4,190,000	4,075,399
UnitedHealth Group, Inc., 5.800%, 3/15/2036		2,495,000	2,065,092
Unitedhealth Group, Inc., 6.000%, 2/15/2018		23,035,000	22,282,516

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
United States – continued
Wells Fargo & Co., 4.625%, 11/02/2035	GBP	12,030,000	$19,096,953

			1,032,785,563

Uruguay – 0.9%
Republic of Uruguay, 4.250%, 4/05/2027	UYU	442,115,091	23,500,321

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $2,326,026,065)			2,358,918,118

CONVERTIBLE BONDS – 0.0%
United States – 0.0%
Level 3 Communications, Inc., 3.500%, 6/15/2012		700,000	567,875

TOTAL CONVERTIBLE BONDS
(Identified Cost $573,495)			567,875

TOTAL BONDS AND NOTES
(Identified Cost $2,326,599,560)			2,359,485,993

		Shares
PREFERRED STOCKS – 2.6%

NON-CONVERTIBLE PREFERRED STOCKS – 2.6%
United States – 2.6%
Bank of America Corp., 8.200%		1,091,125	27,070,811
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%(b)		505,450	12,282,435
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%(b)		998,425	22,913,854
Merrill Lynch & Co., Inc., 8.625%(b)		179,000	4,152,800

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $69,882,711)			66,419,900

TOTAL PREFERRED STOCKS
(Identified Cost $69,882,711)			66,419,900

		Principal Amount (‡)
SHORT-TERM INVESTMENTS – 7.4%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 6/30/08 at 1.300% to be repurchased at $25,628,925 on 7/01/08 collateralized by $25,260,000 Federal Farm Credit Bank, 5.850% due 3/16/2016 valued at $26,144,100 including accrued interest(e)		25,628,000	25,628,000

		Shares
State Street Navigator Securities Lending Prime Portfolio(f)		161,864,679	161,864,679

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $187,492,679)			187,492,679

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

TOTAL INVESTMENTS – 103.0%
(Identified Cost $2,583,974,950)(a)	2,613,398,572
Other assets less liabilities – (3.0)%	(74,853,158)

NET ASSETS – 100.0%	$2,538,545,414

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purpose.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $2,589,222,038 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$86,283,306
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(62,106,772)

Net unrealized appreciation	$24,176,534

At September 30, 2007, the Fund had a capital loss carryforward of approximately $6,544,259 of which $1,046,616 expires on September 30, 2014 and $5,497,643 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $158,570,517 and $161,864,679, respectively.
(c)	Variable rate security. Rate as of June 30, 2008 is disclosed.
(d)	All or a portion of this security is held as collateral for open futures contracts and open forward contracts.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(f)	Represents investment of securities lending collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $290,654,804 or 11.4% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; CHF: Swiss Franc; COP: Colombian Peso; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; JPY: Japanese Yen; KRW: South Korean Won; MYR: Malaysian Ringgit; PLN: Polish Zloty; SGD: Singapore Dollar; UYU: Uruguayan Peso

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Fund’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end.

All contracts are “marked-to-market” daily at the applicable exchange rates and any gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. At June 30, 2008, the Fund had the following open forward foreign currency contracts:

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Global Bond Fund - continued

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
Buy	9/17/2008	Colombian Peso	17,480,000,000	$8,948,699	$(74,401)
Sell	9/17/2008	Colombian Peso	17,480,000,000	8,948,699	1,097,278
Sell	9/12/2008	Euro	13,794,000	21,637,050	(163,666)
Buy	9/12/2008	Iceland Krona	1,712,180,250	21,512,937	39,554
Buy	9/17/2008	Iceland Krona	1,164,000,000	14,615,881	(220,177)

Futures Contracts

The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid, respectively, by and to the holders of these positions. The amount received or paid is known as “variation margin.” Realized gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

At June 30, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Depreciation
U.S. Treasury Note	9/19/2008	150	$17,339,063	$(266,290)

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Sovereigns	12.6%
Banking	11.3
Treasuries	10.6
Mortgage Related	10.2
Supranational	4.7
Non-Captive Diversified	3.5
Brokerage	3.4
Wirelines	3.3
Government Sponsored	2.5
Other Investments, less than 2% each	33.5
Short-Term Investments	7.4

Total Investments	103.0
Other assets less liabilities	(3.0)

Net Assets	100.0%

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 90.9% of Total Net Assets
NON-CONVERTIBLE BONDS – 86.2%
ABS Car Loan – 0.9%
Capital One Auto Finance Trust, 2.981%, 4/16/2012, Class A(b)	$500,000	$463,717
Capital One Auto Finance Trust, Series 2006-C, Class A4, 2.501%, 5/15/2013(b)	170,000	150,906
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014	185,000	134,715

		749,338

Aerospace & Defense – 1.9%
Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,670,000	1,594,850

Airlines – 2.2%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011	112,576	101,881
Continental Airlines, Inc., Series 1997-4B, 6.900%, 7/02/2018	84,214	69,477
Continental Airlines, Inc., Series 1998-1, Class B, 6.748%, 9/15/2013	219,676	181,232
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019	15,395	12,778
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 6/15/2017	74,637	61,949
Continental Airlines, Inc., Series 971A, 7.461%, 10/01/2016	177,525	157,109
Delta Air Lines, Inc., Series 2007-1, Class A, 6.821%, 2/10/2024	243,210	205,512
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 2/10/2024	746,463	589,706
Northwest Airlines, Inc., Series 07-1, Class B, 8.028%, 11/01/2017(c)	540,000	437,400

		1,817,044

Automotive – 4.1%
Cummins, Inc., 6.750%, 2/15/2027	139,000	121,701
Ford Motor Co., 6.625%, 2/15/2028	165,000	89,925
Ford Motor Co., 6.625%, 10/01/2028	1,470,000	786,450
Ford Motor Co., 7.125%, 11/15/2025(c)	35,000	19,600
Ford Motor Co., 7.450%, 7/16/2031(c)	695,000	404,837
Ford Motor Co., 7.500%, 8/01/2026	110,000	62,700
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013	825,000	607,539
Ford Motor Credit Co. LLC, 7.250%, 10/25/2011	370,000	286,736
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016	100,000	72,676
General Motors Corp., 7.400%, 9/01/2025	45,000	23,175
General Motors Corp., 8.250%, 7/15/2023(c)	1,060,000	617,450
General Motors Corp., 8.375%, 7/15/2033(c)	25,000	14,813
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028	320,000	267,200

		3,374,802

Banking – 0.2%
Washington Mutual, Inc., 4.625%, 4/01/2014	50,000	36,500
Washington Mutual, Inc., 5.500%, 8/24/2011	190,000	165,300

		201,800

Brokerage – 0.8%
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	5,000	4,210
Bear Stearns Cos., Inc. (The), 5.300%, 10/30/2015	5,000	4,680
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	10,000	9,882
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	105,000	109,574

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Brokerage – continued
Bear Stearns Cos., Inc. (The), Series MTN, 2.839%, 5/18/2010(b)	$50,000	$48,801
Nuveen Investments, Inc., 10.500%, 11/15/2015, 144A	550,000	507,375

		684,522

Building Materials – 0.7%
Owens Corning, Inc., 6.500%, 12/01/2016	85,000	77,391
Owens Corning, Inc., 7.000%, 12/01/2036	130,000	108,603
Texas Industries, Inc., 7.250%, 7/15/2013	70,000	69,650
USG Corp., 6.300%, 11/15/2016	365,000	293,825

		549,469

Chemicals – 3.4%
Basell AF SCA, 8.375%, 8/15/2015, 144A	200,000	127,000
Borden, Inc., 7.875%, 2/15/2023	610,000	366,000
Borden, Inc., 8.375%, 4/15/2016	175,000	117,250
Borden, Inc., 9.200%, 3/15/2021	220,000	138,600
Chemtura Corp., 6.875%, 6/01/2016	365,000	315,725
Georgia Gulf Corp., 10.750%, 10/15/2016(c)	335,000	201,000
Hercules, Inc., 6.500%, 6/30/2029	675,000	546,750
LPG International, Inc., 7.250%, 12/20/2015	100,000	102,375
Methanex Corp., 6.000%, 8/15/2015	150,000	139,561
Montell Finance Co., 8.100%, 3/15/2027, 144A	290,000	174,000
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	235,000	232,650
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	275,000	280,844
Nalco Finance Holdings, Inc., (step to 9.000% on 2/1/2009), Zero Coupon Bond, 2/01/2014(c)(d)	43,000	39,560
Polyone Corp., 8.875%, 5/01/2012	80,000	80,000

		2,861,315

Construction Machinery – 0.4%
United Rentals North America, Inc., 7.000%, 2/15/2014	385,000	298,375

Consumer Cyclical Services – 0.2%
Kar Holdings, Inc., 10.000%, 5/01/2015	165,000	138,600

Consumer Products – 0.3%
Church & Dwight Co., Inc., 6.000%, 12/15/2012	195,000	187,200
Jostens IH Corp., 7.625%, 10/01/2012	25,000	24,563

		211,763

Electric – 7.2%
AES Corp. (The), 7.750%, 3/01/2014	160,000	157,800
Allegheny Generating Co., 6.875%, 9/01/2023	100,000	98,715
Dynegy Holdings, Inc., 7.125%, 5/15/2018	195,000	169,650
Dynegy Holdings, Inc., 7.500%, 6/01/2015	100,000	92,250
Dynegy Holdings, Inc., 7.625%, 10/15/2026	325,000	269,750
Dynegy Holdings, Inc., 7.750%, 6/01/2019	350,000	318,500
Dynegy Holdings, Inc., 8.375%, 5/01/2016(c)	280,000	271,600
Edison Mission Energy, 7.625%, 5/15/2027	525,000	471,187
Edison Mission Energy, 7.750%, 6/15/2016	515,000	512,425
Enersis SA, 7.375%, 1/15/2014	50,000	53,108
Enersis SA, 7.400%, 12/01/2016	175,000	187,312
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027	460,000	380,075

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Electric – continued
NRG Energy, Inc., 7.375%, 1/15/2017	$435,000	$411,075
NSG Holdings LLC, 7.750%, 12/15/2025, 144A	355,000	349,675
Reliant Energy, Inc., 7.875%, 6/15/2017(c)	410,000	400,775
TXU Corp., Series P, 5.550%, 11/15/2014	160,000	125,260
TXU Corp., Series Q, 6.500%, 11/15/2024	1,415,000	1,043,990
TXU Corp., Series R, 6.550%, 11/15/2034	515,000	375,218
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(e)	365,000	347,109

		6,035,474

Food & Beverage – 1.6%
Aramark Services, Inc., 5.000%, 6/01/2012	950,000	831,250
Marfrig Overseas Ltd., 9.625%, 11/16/2016, 144A(c)	110,000	105,600
Sara Lee Corp., 6.125%, 11/01/2032	425,000	384,993

		1,321,843

Gaming – 0.4%
Harrah’s Operating Co., Inc., 5.750%, 10/01/2017	350,000	185,500
Harrah’s Operating Co., Inc., 10.750%, 2/01/2016, 144A	220,000	182,600

		368,100

Healthcare – 5.3%
Alliance Imaging, Inc., 7.250%, 12/15/2012(c)	320,000	300,800
Boston Scientific Corp., 5.450%, 6/15/2014	20,000	18,450
Boston Scientific Corp., 6.400%, 6/15/2016	135,000	126,900
Boston Scientific Corp., 7.000%, 11/15/2035	250,000	220,000
Community Health Systems, Inc., 8.875%, 7/15/2015	870,000	875,437
DASA Finance Corp., 8.750%, 5/29/2018, 144A(c)	200,000	203,500
HCA, Inc., 5.750%, 3/15/2014	15,000	12,487
HCA, Inc., 6.375%, 1/15/2015	510,000	423,300
HCA, Inc., 6.500%, 2/15/2016	720,000	599,400
HCA, Inc., 7.050%, 12/01/2027	430,000	325,636
HCA, Inc., 7.500%, 12/15/2023	30,000	24,394
HCA, Inc., 7.500%, 11/06/2033	840,000	646,800
HCA, Inc., 7.690%, 6/15/2025	160,000	130,843
HCA, Inc., 8.360%, 4/15/2024	40,000	34,046
HCA, Inc., Series MTN, 7.580%, 9/15/2025	200,000	162,219
HCA, Inc., Series MTN, 7.750%, 7/15/2036	20,000	15,817
Tenet Healthcare Corp., 6.875%, 11/15/2031	450,000	324,000

		4,444,029

Home Construction – 4.0%
Centex Corp., 5.250%, 6/15/2015	125,000	98,750
D.R. Horton, Inc., 5.625%, 9/15/2014	65,000	52,650
Desarrolladora Homex SAB de CV, 7.500%, 9/28/2015(c)	1,030,000	1,035,150
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	15,000	9,375
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016(c)	690,000	427,800
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	145,000	94,250
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	130,000	84,500
K. Hovnanian Enterprises, Inc., 8.875%, 4/01/2012(c)	10,000	7,300
KB Home, 5.750%, 2/01/2014(c)	90,000	75,263
KB Home, 5.875%, 1/15/2015	390,000	323,700
KB Home, 6.250%, 6/15/2015(c)	265,000	222,600

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Home Construction – continued
KB Home, 7.250%, 6/15/2018	$290,000	$250,850
Lennar Corp., Series B, 5.600%, 5/31/2015	250,000	182,812
Pulte Homes, Inc., 6.000%, 2/15/2035	475,000	370,500
Pulte Homes, Inc., 6.375%, 5/15/2033	100,000	77,500
Toll Brothers Finance Corp., 5.150%, 5/15/2015	40,000	34,640

		3,347,640

Independent Energy – 5.7%
Chesapeake Energy Corp., 6.500%, 8/15/2017	570,000	532,950
Chesapeake Energy Corp., 6.875%, 1/15/2016	100,000	96,500
Chesapeake Energy Corp., 6.875%, 11/15/2020	405,000	380,700
Encore Acquisition Co., 6.000%, 7/15/2015	275,000	258,500
Encore Acquisition Co., 7.250%, 12/01/2017(c)	115,000	112,125
Forest Oil Corp., 7.250%, 6/15/2019	715,000	686,400
Hilcorp Energy I LP, 9.000%, 6/01/2016, 144A	185,000	188,238
Hilcorp Energy I LP, 144A, 7.750%, 11/01/2015	430,000	412,800
Pioneer Natural Resources Co., 5.875%, 7/15/2016	20,000	18,089
Pioneer Natural Resources Co., 7.200%, 1/15/2028	1,640,000	1,447,902
Swift Energy Co., 7.125%, 6/01/2017	600,000	553,500
Swift Energy Co., 7.625%, 7/15/2011	20,000	19,900

		4,707,604

Industrial Other – 0.9%
Baldor Electric Co., 8.625%, 2/15/2017	325,000	326,625
Chart Industries, Inc., 9.125%, 10/15/2015	305,000	316,437
Ranhill Labuan Ltd., 12.500%, 10/26/2011, 144A	155,000	116,250

		759,312

Lodging – 0.6%
Host Marriott LP, Series M, 7.000%, 8/15/2012(c)	175,000	165,375
Host Marriott LP, Series O, 6.375%, 3/15/2015	50,000	44,250
Royal Caribbean Cruises Ltd., 7.250%, 6/15/2016(c)	315,000	275,625

		485,250

Media Cable – 3.4%
Charter Communications Operating LLC/CAP, 8.000%, 4/30/2012, 144A	170,000	160,650
Comcast Corp., 5.650%, 6/15/2035	80,000	67,979
CSC Holdings, Inc., 6.750%, 4/15/2012	215,000	202,100
CSC Holdings, Inc., 7.625%, 7/15/2018	1,260,000	1,159,200
CSC Holdings, Inc., 7.875%, 2/15/2018	310,000	288,300
Virgin Media Finance PLC, 8.750%, 4/15/2014	870,000	817,800
Virgin Media Finance PLC, 9.125%, 8/15/2016	175,000	164,062

		2,860,091

Media Non-Cable – 1.9%
Clear Channel Communications, Inc., 4.900%, 5/15/2015	5,000	2,950
Clear Channel Communications, Inc., 5.500%, 12/15/2016(c)	390,000	228,150
Clear Channel Communications, Inc., 5.750%, 1/15/2013	75,000	50,531
EchoStar DBS Corp., 7.125%, 2/01/2016	275,000	253,688
Idearc, Inc., 8.000%, 11/15/2016	455,000	286,081
Intelsat Corp., 6.875%, 1/15/2028	235,000	182,125

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Media Non-Cable – continued
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	$160,000	$95,200
R.H. Donnelley Corp., Series A-1, 6.875%, 1/15/2013	405,000	240,975
R.H. Donnelley Corp., Series A-2, 6.875%, 1/15/2013	340,000	202,300
Tribune Co., 5.250%, 8/15/2015	70,000	27,825

		1,569,825

Metals & Mining – 1.4%
International Steel Group, Inc., 6.500%, 4/15/2014(c)	75,000	76,036
Novelis, Inc., 7.250%, 2/15/2015	70,000	66,150
United States Steel Corp., 6.050%, 6/01/2017	80,000	74,716
United States Steel Corp., 6.650%, 6/01/2037	275,000	242,268
Vale Overseas Ltd., 6.875%, 11/21/2036	740,000	687,264

		1,146,434

Non-Captive Consumer – 2.1%
Countrywide Financial Corp., Series A, MTN, 3.079%, 12/19/2008(b)	30,000	29,251
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	88,000	80,114
SLM Corp., Series MTN, 5.050%, 11/14/2014	60,000	50,957
SLM Corp., Series A, MTN, 5.000%, 10/01/2013	55,000	47,557
SLM Corp., Series A, MTN, 5.000%, 6/15/2018	65,000	49,640
SLM Corp., Series A, MTN, 5.375%, 5/15/2014	70,000	61,497
SLM Corp., Series A, MTN, 5.625%, 8/01/2033	850,000	640,008
SLM Corp., Series A, MTN, 8.450%, 6/15/2018	805,000	772,265

		1,731,289

Non-Captive Diversified – 4.6%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015	288,000	198,370
CIT Group, Inc., 4.750%, 12/15/2010	148,000	120,701
CIT Group, Inc., 5.400%, 2/13/2012	36,000	28,578
CIT Group, Inc., 5.400%, 1/30/2016	218,000	150,135
CIT Group, Inc., 5.650%, 2/13/2017	342,000	235,928
CIT Group, Inc., 5.800%, 10/01/2036	480,000	369,456
CIT Group, Inc., 5.850%, 9/15/2016	35,000	24,149
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036	32,000	24,106
CIT Group, Inc., Series GMTN, 4.250%, 2/01/2010	95,000	80,386
CIT Group, Inc., Series GMTN, 5.000%, 2/13/2014	42,000	30,160
CIT Group, Inc., Series GMTN, 5.000%, 2/01/2015	290,000	200,524
GMAC LLC, 6.000%, 12/15/2011	500,000	344,071
GMAC LLC, 6.625%, 5/15/2012	852,000	584,486
GMAC LLC, 6.750%, 12/01/2014	1,010,000	667,049
GMAC LLC, 6.875%, 9/15/2011	175,000	125,750
GMAC LLC, 6.875%, 8/28/2012	65,000	44,511
GMAC LLC, 7.000%, 2/01/2012	100,000	69,511
GMAC LLC, 7.250%, 3/02/2011	100,000	73,501
GMAC LLC, 8.000%, 11/01/2031(c)	230,000	149,633
iStar Financial, Inc., 5.150%, 3/01/2012	130,000	107,250
iStar Financial, Inc., 5.650%, 9/15/2011	45,000	38,475
iStar Financial, Inc., 5.800%, 3/15/2011	20,000	17,000

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Non-Captive Diversified – continued
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	$190,000	$155,800

		3,839,530

Oil Field Services – 1.4%
Basic Energy Services, Inc., 7.125%, 4/15/2016	330,000	320,925
Grant Prideco, Inc., 6.125%, 8/15/2015	205,000	208,181
North American Energy Partners, Inc., 8.750%, 12/01/2011	620,000	626,200

		1,155,306

Packaging – 2.1%
Owens-Illinois, Inc., 7.500%, 5/15/2010(c)	500,000	508,750
Owens-Illinois, Inc., 7.800%, 5/15/2018(c)	825,000	837,375
Stone Container Finance, 7.375%, 7/15/2014	500,000	400,000

		1,746,125

Paper – 3.5%
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013(c)	75,000	33,750
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018	40,000	15,000
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028	250,000	92,500
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029(c)	25,000	9,250
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030	190,000	71,250
Bowater, Inc., 6.500%, 6/15/2013	435,000	274,050
Domtar Corp., 5.375%, 12/01/2013	250,000	221,250
Georgia-Pacific LLC, 7.250%, 6/01/2028	215,000	179,525
Georgia-Pacific LLC, 7.375%, 12/01/2025(c)	495,000	418,275
Georgia-Pacific LLC, 7.700%, 6/15/2015	125,000	118,125
Georgia-Pacific LLC, 7.750%, 11/15/2029	525,000	462,000
Georgia-Pacific LLC, 8.000%, 1/15/2024	260,000	240,500
Georgia-Pacific LLC, 8.875%, 5/15/2031	225,000	208,125
Mercer International, Inc., 9.250%, 2/15/2013	140,000	131,250
Sappi Papier Holding AG, 7.500%, 6/15/2032, 144A	290,000	223,300
Westvaco Corp., 7.950%, 2/15/2031	140,000	130,891
Westvaco Corp., 8.200%, 1/15/2030	95,000	91,969

		2,921,010

Pharmaceuticals – 1.9%
Elan Financial PLC, 7.750%, 11/15/2011	800,000	776,000
Elan Financial PLC, 8.875%, 12/01/2013	770,000	771,925

		1,547,925

Pipelines – 1.3%
El Paso Corp., 6.950%, 6/01/2028	250,000	230,250
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	60,000	52,056
Kinder Morgan Finance, 5.700%, 1/05/2016	130,000	115,700
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	225,000	198,563
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(c)	150,000	146,289
Williams Cos., Inc., 7.500%, 1/15/2031	235,000	237,644
Williams Cos., Inc., 7.750%, 6/15/2031	85,000	88,400

		1,068,902

Refining – 0.6%
Petroplus Finance Ltd., 6.750%, 5/01/2014, 144A(c)	500,000	452,500
Petroplus Finance Ltd., 7.000%, 5/01/2017, 144A	75,000	66,187

		518,687

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Retailers – 3.2%
Dillard’s, Inc., 6.625%, 1/15/2018	$155,000	$113,150
Dillard’s, Inc., 7.000%, 12/01/2028	480,000	302,400
Dillard’s, Inc., 7.130%, 8/01/2018	175,000	131,250
Dillard’s, Inc., 7.875%, 1/01/2023	75,000	54,750
Foot Locker, Inc., 8.500%, 1/15/2022	280,000	261,800
Home Depot, Inc., 5.875%, 12/16/2036	785,000	641,287
Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	180,000	147,571
Macy’s Retail Holdings, Inc., 6.900%, 4/01/2029	300,000	253,519
Toys R Us, Inc., 7.375%, 10/15/2018	985,000	728,900

		2,634,627

Supermarkets – 2.3%
Albertson’s, Inc., 7.450%, 8/01/2029	1,075,000	1,016,907
Albertson’s, Inc., 7.750%, 6/15/2026	220,000	215,754
Albertson’s, Inc., 8.000%, 5/01/2031	30,000	30,685
Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	605,000	518,872
American Stores Co., 8.000%, 6/01/2026	70,000	70,771
Couche-Tard US/Finance, 7.500%, 12/15/2013	40,000	39,500

		1,892,489

Technology – 6.3%
Activant Solutions, Inc., 9.500%, 5/01/2016	90,000	71,100
Flextronics International Ltd., 6.250%, 11/15/2014(c)	380,000	355,300
Freescale Semiconductor, Inc., 10.125%, 12/15/2016(c)	480,000	366,000
Lucent Technologies, Inc., 6.450%, 3/15/2029	3,020,000	2,310,300
Lucent Technologies, Inc., 6.500%, 1/15/2028	290,000	221,850
Motorola, Inc., 6.500%, 9/01/2025	160,000	119,474
Nortel Networks Corp., 6.875%, 9/01/2023	125,000	88,750
Nortel Networks Ltd., 10.125%, 7/15/2013	370,000	361,675
Northern Telecom Capital Corp., 7.875%, 6/15/2026	860,000	614,900
Seagate Technology HDD Holdings, 6.800%, 10/01/2016	750,000	684,375
Unisys Corp, 8.000%, 10/15/2012	15,000	12,900

		5,206,624

Textile – 0.3%
Jones Apparel Group, Inc., 6.125%, 11/15/2034	425,000	289,000

Transportation Services – 0.7%
APL Ltd., 8.000%, 1/15/2024(e)	185,000	153,550
Atlas Air, Inc., Series B, 7.680%, 1/02/2014	34,292	36,693
Atlas Air, Inc., Series C, 8.010%, 1/02/2010	347,188	291,638
Overseas Shipholding Group, 7.500%, 2/15/2024	155,000	142,213

		624,094

Wireless – 1.3%
ALLTEL Corp., 6.500%, 11/01/2013	5,000	5,013
ALLTEL Corp., 6.800%, 5/01/2029	15,000	13,725
ALLTEL Corp., 7.000%, 7/01/2012	5,000	5,100
ALLTEL Corp., 7.875%, 7/01/2032	170,000	172,550
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015	85,000	70,550
Sprint Capital Corp., 6.875%, 11/15/2028	501,000	417,082
Sprint Nextel Corp., 6.000%, 12/01/2016	502,000	431,720

		1,115,740

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Wirelines – 7.1%
Axtel SAB de CV, 7.625%, 2/01/2017, 144A	$765,000	$783,169
Cincinnati Bell Telephone Co., 6.300%, 12/01/2028	185,000	148,000
Cincinnati Bell, Inc., 8.375%, 1/15/2014(c)	800,000	774,000
Citizens Communications Co., 7.000%, 11/01/2025	15,000	11,025
Citizens Communications Co., 7.125%, 3/15/2019	325,000	290,875
Citizens Communications Co., 7.450%, 7/01/2035	325,000	238,875
Citizens Communications Co., 7.875%, 1/15/2027	540,000	472,500
L-3 Communications Corp., Series B, 6.375%, 10/15/2015	25,000	23,375
Level 3 Financing, Inc., 8.750%, 2/15/2017	790,000	679,400
Level 3 Financing, Inc., 9.250%, 11/01/2014	835,000	759,850
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	860,000	705,200
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(c)	495,000	396,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021	315,000	271,687
Qwest Capital Funding, Inc., 7.750%, 2/15/2031	280,000	238,700
Qwest Corp., 6.875%, 9/15/2033	150,000	123,750
Qwest Corp., 7.250%, 9/15/2025	10,000	8,850

		5,925,256

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $79,540,141)		71,744,084

CONVERTIBLE BONDS – 4.7%
Healthcare – 0.5%
Affymetrix, Inc., 3.500%, 1/15/2038	480,000	390,600
Invitrogen Corp., 1.500%, 2/15/2024	50,000	47,875

		438,475

Industrial Other – 0.2%
Incyte Corp., 3.500%, 2/15/2011	185,000	172,050

Media Non-Cable – 0.3%
Liberty Media LLC, 3.500%, 1/15/2031	153,854	88,081
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(d)	190,000	170,763

		258,844

Non-Captive Consumer – 0.3%
Countrywide Financial Corp., Series A, Zero Coupon Bond, 4/15/2037	54,000	52,043
Countrywide Financial Corp., Series B, 0.426%, 5/15/2037(b)(c)	176,000	164,780

		216,823

Non-Captive Diversified – 0.0%
iStar Financial, Inc., 3.291%, 10/01/2012(b)	5,000	3,900

Pharmaceuticals – 1.0%
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024	45,000	27,225
Human Genome Sciences, Inc., 2.250%, 8/15/2012	275,000	198,687
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	180,000	164,925
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	510,000	437,325

		828,162

REITs – 0.4%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	435,000	351,806

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued

Technology – 0.4%
JDS Uniphase Corp., 1.000%, 5/15/2026(c)	$200,000	$154,750
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008	50,000	48,375
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	45,000	39,600
Maxtor Corp., 5.750%, 3/01/2012(e)	123,000	115,620

		358,345

Wirelines – 1.6%
Level 3 Communications, Inc., 2.875%, 7/15/2010	270,000	225,787
Level 3 Communications, Inc., 6.000%, 9/15/2009	105,000	100,013
Level 3 Communications, Inc., 6.000%, 3/15/2010(c)	1,062,000	987,660

		1,313,460

TOTAL CONVERTIBLE BONDS
(Identified Cost $4,146,083)		3,941,865

TOTAL BONDS AND NOTES
(Identified Cost $83,686,224)		75,685,949

BANK LOANS – 0.3%
Consumer Products – 0.0%
Mega Bloks, Inc., Term Loan B, 8.250%, 7/26/2012(f)	45,000	38,700

Food & Beverage – 0.0%
Dole Food Co., Inc., LOC, Zero Coupon Bond, 4/12/2013(g)	4,273	3,965
Dole Food Co., Inc., Term Loan, Zero Coupon Bond, 4/12/2013(g)	2,450	2,274
Dole Food Co., Inc., Tranche C Term Loan, Zero Coupon Bond, 4/12/2013(g)	6,131	5,689

		11,928

Media Non-Cable – 0.2%
Idearc, Inc., Term Loan B, 4.786%, 11/17/2014(f)	154,608	123,493
Tribune Co., Tranche X, 5.478%, 5/17/2009(f)	25,000	23,906

		147,399

Wirelines – 0.1%
Hawaiian Telecom Communications, Inc., Term Loan C, 5.310%, 6/01/2014(f)	60,000	49,369

TOTAL BANK LOANS
(Identified Cost $247,403)		247,396

	Shares
COMMON STOCKS – 0.6%
Chemicals – 0.4%
Hercules, Inc.(c)	20,651	349,621

Containers & Packaging – 0.2%
Owens-Illinois, Inc.(h)	3,321	138,453

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

	Shares	Value(†)
TOTAL COMMON STOCKS
(Identified Cost $513,304)		488,074

PREFERRED STOCKS – 1.9%

Automotive – 0.2%
Ford Motor Co., Capital Trust II, 6.500%(c)	6,225	172,121

Capital Markets – 0.1%
Lehman Brothers Holdings Capital Trust I, 6.000%	250	$4,018
Lehman Brothers Holdings, Inc., 5.940%	201	6,418
Lehman Brothers Holdings, Inc., 6.500%	1,182	20,200
Lehman Brothers Holdings, Inc., 5.670%	230	6,916
Lehman Brothers Holdings, Inc., 7.950%(c)	439	8,934
Newell Financial Trust I, 5.250%	1,675	75,375

		121,861

Diversified Consumer Services – 0.0%
Six Flags, Inc., 7.250%(c)	2,100	19,635

Electric Utilities – 0.5%
AES Trust III, 6.750%(c)	7,975	386,787

Oil, Gas & Consumable Fuels – 1.1%
Chesapeake Energy Corp., 5.000%	3,260	594,950
El Paso Energy Capital Trust I, 4.750%	8,050	330,050

		925,000

TOTAL PREFERRED STOCKS
(Identified Cost $1,404,540)		1,625,404

	Principal Amount
SHORT-TERM INVESTMENTS – 19.0%
Repurchase Agreement with State Street Corp. dated 6/30/2008 at 1.300%, to be repurchased at $841 on 7/1/2008 collateralized by $5,000 United States Treasury Bill, Zero Coupon due 9/18/2008 valued at $4,980 including accrued interest(i)	$841	841
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08 at 1.300% to be repurchased at $5,369,194 on 7/01/08 collateralized by $5,340,000 Federal Home Loan Mortgage Corp., 6.000% due 8/15/13 valued at $5,480,175 including accrued interest(i)	5,369,000	5,369,000

	Shares
State Street Navigator Securities Lending Prime Portfolio(j)	10,444,125	10,444,125
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $15,813,966)		15,813,966

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

Value (†)
TOTAL INVESTMENTS – 112.7%
(Identified Cost $101,665,437)(a)	93,860,789
Other assets less liabilities—(12.7)%	(10,594,204)

NET ASSETS – 100.0%	$83,266,585

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $101,683,866 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$879,565
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(8,702,642)

Net unrealized depreciation	$(7,823,077)

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.
(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $10,221,382 and $10,444,125, respectively.
(d)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Illiquid Security. At June 30, 2008, the value of these securities amounted to $616,279 or 0.7% of net assets.
(f)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2008.
(g)	The security has not settled. Contract rates do not take effect until settlement date.
(h)	Non-income producing security.

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles High Income Opportunities Fund - continued

(i)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(j)	Represents investments of security lending collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $6,094,700 or 7.3% of net assets.

GMTN	Global Medium Term Note
LOC	Letter of Credit
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Wirelines	8.8%
Electric	7.2
Technology	6.7
Healthcare	5.8
Independent Energy	5.7
Non-Captive Diversified	4.6
Automotive	4.3
Home Construction	4.0
Chemicals	3.8
Paper	3.5
Media Cable	3.4
Retailers	3.2
Pharmaceuticals	2.9
Media Non-Cable	2.4
Non-Captive Consumer	2.4
Supermarkets	2.3
Airlines	2.2
Packaging	2.1
Other Investments, less than 2% each	18.4
Short-Term Investments	19.0

Total Investments	112.7
Other assets less liabilities	(12.7)

Net Assets	100.0%

12

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund

		Principal Amount (‡)	Value(†)
BONDS AND NOTES – 94.5% of Net Assets

Automotive – 1.2%
Ford Motor Co., 6.625%, 2/15/2028		$20,000	$10,900
Ford Motor Co., 6.625%, 10/01/2028		185,000	98,975
Ford Motor Co., 7.450%, 7/16/2031		140,000	81,550
Ford Motor Co., 7.500%, 8/01/2026		15,000	8,550

			199,975

Brokerage – 0.5%
Goldman Sachs Group, Inc., 6.750%, 10/01/2037		100,000	91,475

Construction Machinery – 0.9%
Joy Global, Inc., 6.625%, 11/15/2036		165,000	160,767

Electric – 0.5%
Energy Future Holdings Corp., Series Q, 6.500%, 11/15/2024		10,000	7,378
Texas Competitive Electric Holdings Co., 10.250%, 11/01/2015, 144A		80,000	78,400

			85,778

Food & Beverage – 0.4%
Dean Foods Co., 6.900%, 10/15/2017		75,000	64,500

Independent Energy – 0.2%
Chesapeake Energy Corp., 6.500%, 8/15/2017		35,000	32,725

Lodging – 0.2%
Royal Caribbean Cruises Ltd., 7.500%, 10/15/2027		50,000	40,250

Metals & Mining – 0.3%
United States Steel Corp., 6.650%, 6/01/2037		55,000	48,453

Non-Captive Consumer – 0.7%
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		30,000	25,940
SLM Corp., Series A, MTN, 5.000%, 4/15/2015		45,000	38,078
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		5,000	4,392
SLM Corp., Series A, MTN, 5.625%, 8/01/2033		45,000	33,883
SLM Corp., Series MTN, 5.050%, 11/14/2014		25,000	21,232

			123,525

Non-Captive Diversified – 2.9%
General Electric Capital Corp., Series A, GMTN, 2.960%, 5/18/2012	SGD	200,000	140,791
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	300,000	215,184
iStar Financial, Inc., 5.150%, 3/01/2012		40,000	33,000
iStar Financial, Inc., 5.375%, 4/15/2010		5,000	4,500
iStar Financial, Inc., 5.500%, 6/15/2012		5,000	4,100
iStar Financial, Inc., 5.650%, 9/15/2011		20,000	17,100
iStar Financial, Inc., 5.850%, 3/15/2017		10,000	7,913
iStar Financial, Inc., 5.875%, 3/15/2016		20,000	15,756
iStar Financial, Inc., 6.050%, 4/15/2015		5,000	4,000
iStar Financial, Inc., Series B, 5.125%, 4/01/2011		5,000	4,275
iStar Financial, Inc., Series B, 5.700%, 3/01/2014		5,000	4,200

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

		Principal Amount (‡)		Value(†)
BONDS AND NOTES – continued

Non-Captive Diversified – continued
iStar Financial, Inc., Series B, 5.950%, 10/15/2013		$55,000		$45,100

				495,919

Paper – 0.4%
Georgia-Pacific Corp., 7.700%, 6/15/2015		70,000		66,150

Pipelines – 0.2%
Colorado Interstate Gas Co., 5.950%, 3/15/2015		3,000		2,939
Southern Natural Gas Co., 7.350%, 2/15/2031		30,000		30,384

				33,323

Sovereigns – 0.8%
Mexican Fixed Rate Bonds, Series M-10, 8.000%, 12/17/2015	MXN	15,000	(††)	136,821

Technology – 1.1%
Agilent Technologies, Inc., 6.500%, 11/01/2017		105,000		102,273
Lucent Technologies, Inc., 6.450%, 3/15/2029		90,000		68,850
Lucent Technologies, Inc., 6.500%, 1/15/2028		15,000		11,475

				182,598

Textile – 0.0%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		10,000		6,800

Treasuries – 81.6%
U.S. Treasury Inflation Index Bonds, 1.625%, 1/15/2018(b)		1,291,777		1,312,263
U.S. Treasury Inflation Index Bonds, 2.000%, 1/15/2026(b)		173,142		171,668
U.S. Treasury Inflation Index Bonds, 2.375%, 1/15/2017(b)		772,154		835,796
U.S. Treasury Inflation Index Bonds, 2.375%, 1/15/2025(b)		786,214		824,541
U.S. Treasury Inflation Index Bonds, 2.500%, 7/15/2016(b)		303,103		331,188
U.S. Treasury Inflation Index Bonds, 3.375%, 4/15/2032(b)		1,524,637		1,918,540
U.S. Treasury Inflation Index Notes, 1.625%, 1/15/2015(b)		624,275		644,710
U.S. Treasury Inflation Index Notes, 1.875%, 7/15/2013(b)		947,221		1,001,391
U.S. Treasury Inflation Index Notes, 1.875%, 7/15/2015(b)		612,837		641,707
U.S. Treasury Inflation Index Notes, 2.000%, 4/15/2012(b)		111,136		117,249
U.S. Treasury Inflation Index Notes, 2.000%, 1/15/2014(b)		726,494		771,276
U.S. Treasury Inflation Index Notes, 2.000%, 7/15/2014(b)		672,270		713,919
U.S. Treasury Inflation Index Notes, 2.000%, 1/15/2016(b)		1,038,854		1,094,206
U.S. Treasury Inflation Index Notes, 2.375%, 4/15/2011(b)		411,194		435,705
U.S. Treasury Inflation Index Notes, 2.375%, 1/15/2027(b)		420,691		441,035
U.S. Treasury Inflation Index Notes, 2.625%, 7/15/2017(b)		1,481,909		1,636,814
U.S. Treasury Inflation Index Notes, 3.000%, 7/15/2012(b)		734,648		806,793
U.S. Treasury Inflation Index Notes, 3.375%, 1/15/2012(b)		199,582		220,320

				13,919,121

Wireless – 0.7%
ALLTEL Corp., 7.875%, 7/01/2032		20,000		20,300
Sprint Capital Corp., 6.875%, 11/15/2028		120,000		99,900

				120,200

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

		Principal Amount (‡)	Value(†)
BONDS AND NOTES – continued

Wirelines – 1.9%
AT&T Corp., 8.000%, 11/15/2031		$80,000	$91,840
Bell Canada, 5.000%, 2/15/2017	CAD	30,000	23,890
Bell Canada, 6.550%, 5/01/2029, 144A	CAD	5,000	3,933
Bell Canada, 7.300%, 2/23/2032	CAD	15,000	12,776
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	35,000	26,231
Embarq Corp., 7.995%, 6/01/2036		165,000	156,087

			314,757

TOTAL BONDS AND NOTES
(Identified Cost $15,836,689)			16,123,137

		Shares
PREFERRED STOCKS – 0.6%
NON-CONVERTIBLE PREFERRED STOCKS – 0.6%
Thrifts & Mortgage Finance – 0.6%
Federal Home Loan Mortgage Corp., (fixed rate to 12/31/2012, variable rate thereafter), 8.375%		1,160	28,188
Federal National Mortgage Association, (fixed rate to 12/13/2010, variable rate thereafter), 8.250%		3,500	80,325

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $116,500)			108,513

TOTAL PREFERRED STOCKS
(Identified Cost $116,500)			108,513

SHORT-TERM INVESTMENTS – 24.5%
State Street Navigator Securities Lending Prime Portfolio(c)
(Identified Cost $4,173,341)		4,173,341	4,173,341

TOTAL INVESTMENTS – 119.6%
(Identified Cost $20,126,530)(a)			20,404,991
Other assets less liabilities—(19.6)%			(3,344,576)

NET ASSETS – 100.0%			$17,060,415

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities for which market quotations are readily available (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $20,216,165 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$412,297
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(223,471)

Net unrealized appreciation	$188,826

At September 30, 2007, the Fund had a capital loss carryforward of approximately $177,178 of which $22,173 expires on September 30, 2014 and $155,005 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $4,103,923 and $4,173,341, respectively.
(c)	Represents investment of securities lending collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $82,333 or 0.5% of net assets.

GMTN	Global Medium Term Note
MTN	Medium Term Note

Key to Abbreviations: CAD: Canadian Dollar, MXN: Mexican Peso, SGD: Singapore Dollar

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Inflation Protected Securities Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Treasuries	81.6%
Non-Captive Diversified	2.9
Other Investments, less than 2% each	10.6
Short-Term Investments	24.5

Total Investments	119.6
Other assets less liabilities	(19.6)

Net Assets	100.0%

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 89.0% of Total Net Assets
NON-CONVERTIBLE BONDS – 81.7%
Aerospace & Defense – 0.9%
Bombardier, Inc., 7.350%, 12/22/2026	CAD	600,000	$557,976
Bombardier, Inc., 7.450%, 5/01/2034, 144A		1,500,000	1,432,500

			1,990,476

Airlines – 0.6%
American Airlines, Inc., Series 93A6, 8.040%, 9/16/2011		34,639	31,348
Continental Airlines, Inc., Series 2000-2, Class B, 8.307%, 10/02/2019		332,523	275,994
Continental Airlines, Inc., Series 2001-1, Class B, 7.373%, 12/15/2015		180,851	150,106
Delta Air Lines, Inc., Class C, Series 2007-1, 8.954%, 8/10/2014		588,944	471,156
Delta Air Lines, Inc., Series 2007-1, Class B, 8.021%, 8/10/2022		484,717	382,926

			1,311,530

Automotive – 4.7%
Cummins, Inc., 7.125%, 3/01/2028		350,000	332,098
FCE Bank PLC, Series EMTN, 7.125%, 1/16/2012	EUR	150,000	191,296
Ford Motor Co., 6.500%, 8/01/2018(b)		20,000	11,600
Ford Motor Co., 6.625%, 2/15/2028		30,000	16,350
Ford Motor Co., 6.625%, 10/01/2028		1,510,000	807,850
Ford Motor Co., 7.125%, 11/15/2025(b)		190,000	106,400
Ford Motor Co., 7.450%, 7/16/2031		1,685,000	981,512
Ford Motor Co., 7.500%, 8/01/2026		30,000	17,100
Ford Motor Credit Co. LLC, 5.700%, 1/15/2010		2,980,000	2,542,447
Ford Motor Credit Co. LLC, 8.000%, 12/15/2016		940,000	683,156
Ford Motor Credit Co. LLC, 8.625%, 11/01/2010		70,000	59,381
Ford Motor Credit Co. LLC, 9.750%, 9/15/2010		155,000	135,142
Ford Motor Credit Co. LLC, Series EMTN, 4.875%, 1/15/2010	EUR	130,000	171,930
General Motors Corp., 7.400%, 9/01/2025		5,110,000	2,631,650
General Motors Corp., 8.250%, 7/15/2023(b)		645,000	375,713
Goodyear Tire & Rubber Co., 7.000%, 3/15/2028		2,090,000	1,745,150

			10,808,775

Banking – 3.9%
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	50,000,000	1,455,334
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A	THB	11,000,000	319,746
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	10,477,600,000	803,661
HSBC Bank USA, 3.310%, 8/25/2010, 144A		500,000	586,650
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	2,200,000	1,050,437
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	422,792
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	6,846,018,000	538,920
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	792,321
Kaupthing Bank, 3.413%, 1/15/2010, 144A(b)(d)		200,000	173,578
Kaupthing Bank, Series D, 5.750%, 10/04/2011, 144A		1,600,000	1,212,000
Rabobank Nederland, Series EMTN, 14.000%, 1/28/2009, 144A	ISK	40,000,000	509,546

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Washington Mutual, Inc., 4.625%, 4/01/2014	$505,000	$368,650
Washington Mutual, Inc., 5.500%, 8/24/2011	950,000	826,500

		9,060,135

Brokerage – 0.0%
Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	10,000	8,419
Bear Stearns Cos., Inc. (The), 6.400%, 10/02/2017	5,000	4,941
Bear Stearns Cos., Inc. (The), 7.250%, 2/01/2018	10,000	10,436

		23,796

Building Materials – 0.6%
Ply Gem Industries, Inc., 9.000%, 2/15/2012(b)	125,000	73,438
USG Corp., 6.300%, 11/15/2016	1,545,000	1,243,725

		1,317,163

Chemicals – 2.7%
Borden, Inc., 7.875%, 2/15/2023	1,824,000	1,094,400
Borden, Inc., 9.200%, 3/15/2021	2,641,000	1,663,830
Georgia Gulf Corp., 10.750%, 10/15/2016(b)	500,000	300,000
Hercules, Inc., 6.500%, 6/30/2029	1,743,000	1,411,830
Mosaic Global Holdings, Inc., 7.300%, 1/15/2028	1,405,000	1,390,950
Mosaic Global Holdings, Inc., 7.375%, 8/01/2018	400,000	408,500

		6,269,510

Construction Machinery – 0.8%
Great Lakes Dredge & Dock Corp., 7.750%, 12/15/2013	300,000	284,250
United Rentals North America, Inc., 7.000%, 2/15/2014	1,480,000	1,147,000
United Rentals North America, Inc., 7.750%, 11/15/2013(b)	430,000	344,000

		1,775,250

Electric – 4.4%
AES Corp. (The), 7.750%, 3/01/2014	1,185,000	1,168,706
AES Corp. (The), 7.750%, 10/15/2015	645,000	635,325
Dynegy Holdings, Inc., 7.125%, 5/15/2018	100,000	87,000
Dynegy Holdings, Inc., 7.625%, 10/15/2026	490,000	406,700
Dynegy Holdings, Inc., 7.750%, 6/01/2019	1,250,000	1,137,500
Dynegy Holdings, Inc., 8.375%, 5/01/2016	250,000	242,500
NGC Corporation Capital Trust I, Series B, 8.316%, 6/01/2027	1,685,000	1,392,231
NRG Energy, Inc., 7.375%, 2/01/2016	575,000	541,219
Quezon Power Philippines Co., 8.860%, 6/15/2017	385,000	379,225
Reliant Energy, Inc., 7.875%, 6/15/2017(b)	1,025,000	1,001,938
TXU Corp., Series P, 5.550%, 11/15/2014	920,000	720,243
TXU Corp., Series Q, 6.500%, 11/15/2024	1,515,000	1,117,770
TXU Corp., Series R, 6.550%, 11/15/2034	420,000	306,003
White Pine Hydro Portfolio LLC, 7.260%, 7/20/2015(e)	1,000,000	950,983

		10,087,343

Entertainment – 0.0%
Six Flags, Inc., 9.625%, 6/01/2014(b)	140,000	77,700

Food & Beverage – 0.8%
Chiquita Brands International, Inc., 7.500%, 11/01/2014(b)	805,000	656,075
Dean Foods Co., 7.000%, 6/01/2016(b)	225,000	195,187
Dole Food Co., Inc., 7.250%, 6/15/2010(b)	415,000	375,575
Dole Food Co., Inc., 8.625%, 5/01/2009	50,000	47,625

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Food & Beverage – continued
Sara Lee Corp., 6.125%, 11/01/2032	$690,000	$625,048

		1,899,510

Healthcare – 3.3%
HCA, Inc., 5.750%, 3/15/2014	10,000	8,325
HCA, Inc., 6.250%, 2/15/2013	10,000	8,675
HCA, Inc., 6.375%, 1/15/2015	545,000	452,350
HCA, Inc., 6.500%, 2/15/2016	550,000	457,875
HCA, Inc., 6.750%, 7/15/2013	20,000	17,550
HCA, Inc., 7.050%, 12/01/2027	1,000,000	757,292
HCA, Inc., 7.190%, 11/15/2015	185,000	159,353
HCA, Inc., 7.500%, 12/15/2023	395,000	321,182
HCA, Inc., 7.500%, 11/06/2033	2,120,000	1,632,400
HCA, Inc., 7.690%, 6/15/2025	800,000	654,214
HCA, Inc., 8.360%, 4/15/2024	170,000	144,696
HCA, Inc., Series MTN, 7.580%, 9/15/2025	560,000	454,214
HCA, Inc., Series MTN, 7.750%, 7/15/2036	180,000	142,350
Tenet Healthcare Corp., 6.875%, 11/15/2031	3,355,000	2,415,600

		7,626,076

Home Construction – 2.3%
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2015	185,000	115,625
K. Hovnanian Enterprises, Inc., 6.250%, 1/15/2016	1,068,000	662,160
K. Hovnanian Enterprises, Inc., 6.375%, 12/15/2014	425,000	276,250
K. Hovnanian Enterprises, Inc., 6.500%, 1/15/2014	272,000	176,800
K. Hovnanian Enterprises, Inc., 7.500%, 5/15/2016	755,000	502,075
K. Hovnanian Enterprises, Inc., 7.750%, 5/15/2013(b)	10,000	6,400
KB Home, 7.250%, 6/15/2018	1,260,000	1,089,900
Lennar Corp., 7.625%, 3/01/2009	766,000	743,020
Lennar Corp., Series B, 5.500%, 9/01/2014	95,000	69,350
Lennar Corp., Series B, 5.600%, 5/31/2015	2,000,000	1,462,500
Pulte Homes, Inc., 6.000%, 2/15/2035	400,000	312,000

		5,416,080

Independent Energy – 1.5%
Chesapeake Energy Corp., 6.500%, 8/15/2017	155,000	144,925
Chesapeake Energy Corp., 6.875%, 11/15/2020	515,000	484,100
Connacher Oil and Gas Ltd., 10.250%, 12/15/2015, 144A	249,000	262,695
Hilcorp Energy I LP, 7.750%, 11/01/2015, 144A	985,000	945,600
Pioneer Natural Resources Co., 6.875%, 5/01/2018	820,000	769,652
Pioneer Natural Resources Co., 7.200%, 1/15/2028	920,000	812,238

		3,419,210

Media Cable – 0.3%
Virgin Media Finance PLC, 9.125%, 8/15/2016	685,000	642,188

Media Non-Cable – 1.7%
Clear Channel Communications, Inc., 4.900%, 5/15/2015	705,000	415,950
Clear Channel Communications, Inc., 5.500%, 9/15/2014	500,000	300,000
Clear Channel Communications, Inc., 5.500%, 12/15/2016	1,285,000	751,725
Clear Channel Communications, Inc., 5.750%, 1/15/2013	225,000	151,594
Clear Channel Communications, Inc., 6.875%, 6/15/2018	790,000	466,100
Idearc, Inc., 8.000%, 11/15/2016	1,598,000	1,004,742
R.H. Donnelley Corp.,, 8.875%, 10/15/2017, 144A	1,460,000	868,700

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Media Non-Cable – continued
Tribune Co., 5.250%, 8/15/2015		$160,000	$63,600

			4,022,411

Metals & Mining – 0.8%
Algoma Acquisition Corp., 9.875%, 6/15/2015, 144A		1,245,000	1,182,750
Ryerson, Inc., 12.000%, 11/01/2015, 144A		775,000	769,188

			1,951,938

Non-Captive Consumer – 3.3%
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011		120,000	109,246
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC, 9.750%, 11/15/2014		1,475,000	1,334,875
Residential Capital LLC, 8.500%, 6/01/2012		90,000	35,100
Residential Capital LLC, 8.500%, 4/17/2013		1,990,000	776,100
Residential Capital LLC, 8.875%, 6/30/2015		255,000	99,450
Residential Capital LLC, 9.625%, 5/15/2015, 144A		1,026,000	497,610
SLM Corp., 6.500%, 6/15/2010	NZD	4,720,000	3,203,168
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		1,620,000	1,554,124

			7,609,673

Non-Captive Diversified – 6.0%
CIT Group, Inc., 4.750%, 12/15/2010		205,000	167,187
CIT Group, Inc., 5.400%, 2/13/2012		50,000	39,691
CIT Group, Inc., 5.400%, 1/30/2016		290,000	199,721
CIT Group, Inc., 5.650%, 2/13/2017		565,000	389,764
CIT Group, Inc., 5.800%, 10/01/2036		660,000	508,002
CIT Group, Inc., 5.850%, 9/15/2016		50,000	34,498
CIT Group, Inc., Series A, GMTN, 6.000%, 4/01/2036		70,000	52,732
CIT Group, Inc., Series EMTN, 3.800%, 11/14/2012	EUR	300,000	338,768
CIT Group, Inc., Series EMTN, 4.650%, 9/19/2016	EUR	1,050,000	1,083,414
CIT Group, Inc., Series EMTN, 5.000%, 5/13/2014	EUR	200,000	224,554
CIT Group, Inc., Series EMTN, 5.500%, 12/20/2016	GBP	300,000	395,922
CIT Group, Inc., Series GMTN, 4.250%, 2/01/2010		130,000	110,002
CIT Group, Inc., Series GMTN, 4.250%, 9/22/2011	EUR	1,750,000	2,074,281
CIT Group, Inc., Series GMTN, 5.000%, 2/13/2014		60,000	43,085
CIT Group, Inc., Series GMTN, 5.000%, 2/01/2015		427,000	295,254
CIT Group, Inc., Series MTN, 4.250%, 3/17/2015	EUR	1,260,000	1,339,997
General Electric Capital Corp., 6.500%, 9/28/2015	NZD	3,035,000	1,990,654
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016	NZD	250,000	163,910
GMAC Canada Ltd., Series EMTN, 6.625%, 12/17/2010	GBP	25,000	39,559
GMAC LLC, 6.000%, 12/15/2011		1,380,000	949,637
GMAC LLC, 6.625%, 5/15/2012		75,000	51,451
GMAC LLC, 6.750%, 12/01/2014		244,000	161,149
GMAC LLC, 6.875%, 9/15/2011		85,000	61,079
GMAC LLC, 6.875%, 8/28/2012		150,000	102,717
GMAC LLC, 7.000%, 2/01/2012		175,000	121,644
GMAC LLC, 8.000%, 11/01/2031		340,000	221,197
GMAC LLC, Series EMTN, 5.375%, 6/06/2011	EUR	400,000	415,655
iStar Financial, Inc., 5.650%, 9/15/2011		100,000	85,500
iStar Financial, Inc., 5.875%, 3/15/2016		20,000	15,756

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Diversified – continued
iStar Financial, Inc., 6.050%, 4/15/2015	$20,000	$16,000
iStar Financial, Inc., 8.625%, 6/01/2013	1,770,000	1,619,550
iStar Financial, Inc., Series B, 5.700%, 3/01/2014	70,000	58,800
iStar Financial, Inc., Series B, 5.950%, 10/15/2013	565,000	463,300

		13,834,430

Packaging – 1.0%
Owens-Illinois, Inc., 7.800%, 5/15/2018	1,555,000	1,578,325
Stone Container Finance, 7.375%, 7/15/2014(b)	980,000	784,000

		2,362,325

Paper – 2.8%
Abitibi Consolidated Co. of Canada, 15.500%, 7/15/2010, 144A	110,000	86,350
Abitibi-Consolidated, Inc., 6.000%, 6/20/2013	250,000	112,500
Abitibi-Consolidated, Inc., 7.400%, 4/01/2018	15,000	5,625
Abitibi-Consolidated, Inc., 7.500%, 4/01/2028	140,000	51,800
Abitibi-Consolidated, Inc., 8.500%, 8/01/2029	15,000	5,550
Abitibi-Consolidated, Inc., 8.850%, 8/01/2030	90,000	33,750
Georgia-Pacific Corp., 7.250%, 6/01/2028	1,240,000	1,035,400
Georgia-Pacific Corp., 7.750%, 11/15/2029	1,165,000	1,025,200
Georgia-Pacific LLC, 8.000%, 1/15/2024	250,000	231,250
Georgia-Pacific LLC, 8.875%, 5/15/2031	765,000	707,625
Jefferson Smurfit Corp., 7.500%, 6/01/2013(b)	515,000	424,875
Smurfit-Stone Container Enterprises, Inc., 8.000%, 3/15/2017(b)	2,800,000	2,240,000
Westvaco Corp., 7.950%, 2/15/2031	320,000	299,179
Westvaco Corp., 8.200%, 1/15/2030	200,000	193,619

		6,452,723

Pharmaceuticals – 1.9%
Elan Financial PLC, 7.750%, 11/15/2011	3,590,000	3,482,300
Elan Financial PLC, 8.875%, 12/01/2013	830,000	832,075

		4,314,375

Pipelines – 2.6%
Colorado Interstate Gas Co., 5.950%, 3/15/2015	22,000	21,549
El Paso Corp., 6.950%, 6/01/2028	15,000	13,815
El Paso Corp., 7.420%, 2/15/2037	1,055,000	1,011,195
El Paso Corp., 7.800%, 8/01/2031	500,000	503,531
Kinder Morgan, Inc., Senior Note, 5.150%, 3/01/2015	50,000	44,125
Southern Natural Gas Co., 7.350%, 2/15/2031	95,000	96,217
Tennessee Gas Pipeline Co., 7.000%, 10/15/2028(b)	890,000	867,979
Williams Cos., Inc., 7.500%, 1/15/2031	3,375,000	3,412,969

		5,971,380

Property & Casualty Insurance – 0.1%
MBIA Insurance Corp., (fixed rate to 1/15/2013, variable rate thereafter), 14.000%, 1/15/2033, 144A(b)	675,000	280,125

Railroads – 0.1%
Missouri Pacific Railroad Co., 4.750%, 1/01/2020	30,000	24,000
Missouri Pacific Railroad Co., 5.000%, 1/01/2045	314,000	194,680

		218,680

Retailers – 3.4%
Dillard’s, Inc., 6.625%, 1/15/2018	500,000	365,000

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Retailers – continued
Dillard’s, Inc., 7.000%, 12/01/2028		$450,000		$283,500
Dillard’s, Inc., 7.130%, 8/01/2018		750,000		562,500
Dillard’s, Inc., 7.750%, 7/15/2026		1,500,000		1,050,000
Foot Locker, Inc., 8.500%, 1/15/2022		1,679,000		1,569,865
Toys R Us, Inc., 7.375%, 10/15/2018		5,185,000		3,836,900
Toys R Us, Inc., 7.875%, 4/15/2013(b)		197,000		161,047

				7,828,812

Sovereigns – 3.0%
Indonesia Treasury Bond, Series FR43, 10.250%, 7/15/2022	IDR	1,881,000,000		161,821
Indonesia Treasury Bond, Series ZC3, Zero Coupon Bond, 11/20/2012	IDR	4,897,000,000		307,513
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	95,000	(††)	822,687
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	365,000	(††)	3,555,928
Republic of Brazil, 10.250%, 1/10/2028	BRL	4,170,000		2,198,023

				7,045,972

Supermarkets – 1.1%
Albertson’s, Inc., 7.450%, 8/01/2029		1,525,000		1,442,589
Albertson’s, Inc., 8.000%, 5/01/2031		480,000		490,958
Albertson’s, Inc., 8.700%, 5/01/2030		180,000		191,653
Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028		240,000		205,834
American Stores Co., 8.000%, 6/01/2026		110,000		111,211

				2,442,245

Supranational – 3.5%
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/11/2009	BRL	11,000,000		6,194,748
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/20/2013	IDR	8,600,000,000		536,987
International Bank for Reconstruction & Development, 9.500%, 5/27/2010	ISK	42,500,000		541,237
Nordic Investment Bank, 13.000%, 9/12/2008	ISK	71,100,000		902,030

				8,175,002

Technology – 3.9%
Affiliated Computer Services, Inc., 5.200%, 6/01/2015		100,000		85,250
Amkor Technology, Inc., 7.125%, 3/15/2011		400,000		383,000
Amkor Technology, Inc., 7.750%, 5/15/2013		1,600,000		1,484,000
Corning, Inc., 6.850%, 3/01/2029		701,000		685,774
Freescale Semiconductor, Inc., 10.125%, 12/15/2016(b)		1,047,000		798,338
Lucent Technologies, Inc., 6.450%, 3/15/2029		4,115,000		3,147,975
Motorola, Inc., 5.220%, 10/01/2097		80,000		44,504
Motorola, Inc., 6.500%, 11/15/2028		70,000		54,681
Motorola, Inc., 6.625%, 11/15/2037		70,000		55,069
Nortel Networks Corp., 6.875%, 9/01/2023		1,000,000		710,000
Northern Telecom Capital Corp., 7.875%, 6/15/2026		2,280,000		1,630,200

				9,078,791

Textile – 0.4%
Jones Apparel Group, Inc., 6.125%, 11/15/2034		890,000		605,200
Kellwood Co., 7.625%, 10/15/2017(e)		500,000		322,500

				927,700

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Transportation Services – 2.4%
APL Ltd., 8.000%, 1/15/2024(e)		$2,685,000	$2,228,550
Atlas Air, Inc., Series 1999-1B, 7.630%, 1/02/2015(f)		397,855	417,748
Atlas Air, Inc., Series 1999-1C, 8.770%, 1/02/2011(f)		399,542	379,564
Atlas Air, Inc., Series 2000-1, Class C, 9.702%, 7/02/2011(f)		40,344	39,537
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(f)		2,207,572	2,362,102
Atlas Air, Inc., Series C, 8.010%, 1/02/2010(f)		289,324	243,032

			5,670,533

Treasuries – 10.2%
U.S. Treasury Bonds, 4.500%, 2/15/2036(b)		8,220,000	8,161,564
U.S. Treasury Bonds, 4.750%, 2/15/2037(b)		15,000,000	15,489,840

			23,651,404

Wireless – 2.6%
ALLTEL Corp., 7.875%, 7/01/2032		625,000	634,375
Fairpoint Communications, Inc., 13.125%, 4/01/2018, 144A		720,000	705,600
Nextel Communications, Inc., Series D, 7.375%, 8/01/2015		1,835,000	1,523,050
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		700,000	591,500
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		705,000	565,763
Sprint Capital Corp., 6.875%, 11/15/2028		1,045,000	869,962
Sprint Capital Corp., 6.900%, 5/01/2019		815,000	715,163
True Move Co. Ltd., 10.750%, 12/16/2013, 144A		600,000	522,750

			6,128,163

Wirelines – 4.1%
Bell Canada, 5.000%, 2/15/2017	CAD	105,000	83,615
Bell Canada, 7.300%, 2/23/2032	CAD	275,000	234,229
Bell Canada, Series M-17, 6.100%, 3/16/2035	CAD	220,000	164,880
Citizens Communications Co., 7.875%, 1/15/2027		860,000	752,500
Level 3 Financing, Inc., 8.750%, 2/15/2017		95,000	81,700
Level 3 Financing, Inc., 9.250%, 11/01/2014		290,000	263,900
Qwest Capital Funding, Inc., 6.500%, 11/15/2018		1,034,000	847,880
Qwest Capital Funding, Inc., 6.875%, 7/15/2028(b)		800,000	640,000
Qwest Capital Funding, Inc., 7.625%, 8/03/2021		290,000	250,125
Qwest Capital Funding, Inc., 7.750%, 2/15/2031		1,550,000	1,321,375
Qwest Corp., 6.500%, 6/01/2017		210,000	187,425
Qwest Corp., 6.875%, 9/15/2033		1,566,000	1,291,950
Qwest Corp., 7.200%, 11/10/2026		500,000	420,000
Qwest Corp., 7.250%, 9/15/2025		515,000	455,775
Qwest Corp., 7.250%, 10/15/2035		1,407,000	1,181,880
Qwest Corp., 7.500%, 6/15/2023		1,510,000	1,343,900

			9,521,134

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $194,241,848)			189,212,558

CONVERTIBLE BONDS – 7.3%
Healthcare – 0.4%
Affymetrix, Inc., 3.500%, 1/15/2038		1,216,000	989,520

Industrial Other – 0.4%
Incyte Corp., 3.500%, 2/15/2011		1,100,000	1,023,000

Media Non-Cable – 0.1%
Liberty Media LLC, 3.500%, 1/15/2031		62,373	35,709

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Media Non-Cable – continued
Sinclair Broadcast Group, Inc., (Step to 2.000% on 1/15/2011), 4.875%, 7/15/2018(c)	$155,000	$139,306

		175,015

Non-Captive Consumer – 0.2%
Countrywide Financial Corp., Series A, Zero Coupon Bond, 4/15/2037	108,000	104,085
Countrywide Financial Corp., Series B, 0.426%, 5/15/2037(d)	292,000	273,385

		377,470

Pharmaceuticals – 2.8%
Epix Pharmaceuticals, Inc., 3.000%, 6/15/2024	230,000	139,150
Human Genome Sciences, Inc., 2.250%, 8/15/2012	980,000	708,050
Nektar Therapeutics, 3.250%, 9/28/2012	1,180,000	812,725
Valeant Pharmaceuticals International, 3.000%, 8/16/2010	1,230,000	1,126,987
Valeant Pharmaceuticals International, 4.000%, 11/15/2013	980,000	840,350
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	1,805,000	2,842,875

		6,470,137

REITs – 0.3%
Host Hotels & Resorts, Inc., 2.625%, 4/15/2027, 144A	920,000	744,050

Technology – 1.3%
Kulicke & Soffa Industries, Inc., 0.500%, 11/30/2008	595,000	575,662
Kulicke & Soffa Industries, Inc., 0.875%, 6/01/2012	130,000	101,238
Kulicke & Soffa Industries, Inc., 1.000%, 6/30/2010	350,000	308,000
Maxtor Corp., 5.750%, 3/01/2012(e)	1,489,000	1,399,660
Nortel Networks Corp., 2.125%, 4/15/2014(b)	795,000	532,650
Richardson Electronics Ltd., 7.750%, 12/15/2011	132,000	108,900

		3,026,110

Textile – 0.0%
Dixie Yarns, Inc., 7.000%, 5/15/2012	19,000	17,219

Transportation Services – 0.0%
Builders Transportation, Inc., 8.000%, 8/15/2005(g)	75,000	—

Wirelines – 1.8%
Level 3 Communications, Inc., 2.875%, 7/15/2010	2,005,000	1,676,681
Level 3 Communications, Inc., 3.500%, 6/15/2012	155,000	125,744
Level 3 Communications, Inc., 6.000%, 9/15/2009	1,820,000	1,733,550
Level 3 Communications, Inc., 6.000%, 3/15/2010(b)	575,000	534,750

		4,070,725

TOTAL CONVERTIBLE BONDS
(Identified Cost $16,573,571)		16,893,246

TOTAL BONDS AND NOTES
(Identified Cost $210,815,419)		206,105,804

BANK LOANS – 0.3%
Consumer Products – 0.0%
Mega Bloks, Inc., Term Loan B, 8.250%, 7/26/2012(h)	100,000	86,000

Food & Beverage – 0.0%
Dole Food Co., Inc., LOC, 4/12/2013(i)	12,817	11,893
Dole Food Co., Inc., Term Loan, 4/12/2013(i)	7,351	6,822

8

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Principal Amount (‡)	Value (†)
BANK LOANS – continued
Food & Beverage – continued
Dole Food Co., Inc., Tranche C Term Loan, 4/12/2013(i)	$18,242	$16,928

		35,643

Media Non-Cable – 0.2%
Idearc, Inc., Term Loan B, 4.787%, 11/17/2014(h)	379,038	302,757
Tribune Co., Tranche X, 5.478%, 5/17/2009(h)	70,000	66,937

		369,694

Wirelines – 0.1%
Hawaiian Telecom Communications, Inc., Term Loan C, 5.310%, 6/01/2014(h)	155,000	127,536

TOTAL BANK LOANS
(Identified Cost $618,054)		618,873

	Shares
COMMON STOCKS – 3.4%
Biotechnology – 1.2%
Vertex Pharmaceuticals, Inc.(b)(f)	82,587	2,764,187

Communications Equipment – 0.7%
Corning, Inc.	69,766	1,608,106

Containers & Packaging – 0.7%
Owens-Illinois, Inc.(f)	40,621	1,693,489

Food Products – 0.0%
ConAgra Foods, Inc.(b)	3,100	59,768

Household Durables – 0.1%
KB Home(b)	6,775	114,701

Pharmaceuticals – 0.4%
Bristol-Myers Squibb Co.	43,200	886,896

REITs - Apartments – 0.2%
Apartment Investment & Management Co.(b)	4,462	151,976
Associated Estates Realty Corp.(b)	32,565	348,771

		500,747

REITs – Shopping Malls – 0.1%
Developers Diversified Realty Corp.(b)	7,125	247,309

TOTAL COMMON STOCKS
(Identified Cost $5,133,326)		7,875,203

PREFERRED STOCKS – 2.0%
CONVERTIBLE PREFERRED STOCKS – 1.8%
Automotive – 0.4%
Ford Motor Co., Capital Trust II, 6.500%(b)	27,177	751,444
General Motors Corp., 6.250%(b)	11,236	148,989

		900,433

Diversified Consumer Services – 0.2%
Six Flags, Inc., 7.250%(b)	39,950	373,533

Electric Utilities – 0.4%
AES Trust III, 6.750%	17,119	830,271
CMS Energy Trust I, 7.750%	4,150	186,750

		1,017,021

Machinery – 0.2%
United Rentals Trust, 6.500%	14,328	458,496

9

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

	Shares	Value (†)
Oil, Gas & Consumable Fuels – 0.2%
Chesapeake Energy Corp., 5.000%(b)	1,000	$182,500
El Paso Energy Capital Trust I, 4.750%	5,700	233,700

		416,200

REITs - Hotels – 0.0%
FelCor Lodging Trust, Inc., Series A, 1.950%	1,100	21,065

Semiconductors & Semiconductor Equipment – 0.4%
Lucent Technologies Capital Trust, 7.750%	1,150	874,000

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $4,857,673)		4,060,748

Non-Convertible Preferred Stocks – 0.2%
Capital Markets – 0.2%
Lehman Brothers Holdings Capital Trust I, 6.000%	725	11,651
Lehman Brothers Holdings, Inc., 5.670%	1,362	40,955
Lehman Brothers Holdings, Inc., 5.940%	1,535	49,013
Lehman Brothers Holdings, Inc., 6.500%	6,334	108,248
Lehman Brothers Holdings, Inc., 7.950%(b)	2,586	52,625
Merrill Lynch & Co., Inc., 6.375%	18,000	303,480

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $590,361)		565,972

TOTAL PREFERRED STOCKS
(Identified Cost $5,448,034)		4,626,720

CLOSED END INVESTMENT COMPANIES – 1.4%
Western Asset High Income Opportunity Fund, Inc.	176,050	992,922
Western Asset Managed High Income Fund, Inc.(b)	222,550	1,270,760
BlackRock Senior High Income Fund, Inc.	15,920	75,142
DWS High Income Trust	22,522	103,601
Dreyfus High Yield Strategies Fund	78,008	279,269
Highland Credit Strategies Fund(b)	31,505	421,537
Van Kampen High Income Trust II(b)	42,002	138,607

TOTAL CLOSED END INVESTMENT COMPANIES
(Identified Cost $3,511,223)		3,281,838

	Principal Amount (‡)/Shares
SHORT-TERM INVESTMENTS – 16.0%
Repurchase Agreement with State Street Corp. dated 6/30/08 at 1.300% to be repurchased at $2,119 on 7/01/08 collateralized by $5,000 Treasury Bill, Zero Coupon due 9/18/08 with a value of $4,980, including accrued interest(j)	$2,119	2,119
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08 at 1.300% to be repurchased at $5,976,216 on 7/01/08 collateralized by $5,890,000 Federal Farm Credit Bank, 5.850% due 3/16/16 with a value of $6,096,150, including accrued interest(j)	5,976,000	5,976,000
State Street Navigator Securities Lending Prime Portfolio(k)	31,182,549	31,182,549

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $37,160,668)		37,160,668

10

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

Value (†)
TOTAL INVESTMENTS – 112.1%
(Identified Cost $262,686,724)(a)	259,669,106
Other assets less liabilities—(12.1)%	(27,951,328)

NET ASSETS – 100.0%	$231,717,778

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $262,692,719 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$13,752,834
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(16,776,447)

Net unrealized depreciation	$(3,023,613)

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $30,437,544 and $31,182,549, respectively.
(c)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specified date and rate.
(d)	Variable rate security. Rate as of June 30, 2008 is disclosed.
(e)	Illiquid security. At June 30, 2008, the value of these securities amounted to $4,901,693 or 2.1% of net assets.
(f)	Non-income producing security.
(g)	Bankrupt issuer. Security remains in the Portfolio of Investments pending final resolution of bankruptcy proceedings.
(h)	Variable rate security. Rate shown represents the weighted average rate at June 30, 2008.
(i)	The security has not settled. Contract rates do not take effect until settlement date.

11

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

(j)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(k)	Represents investments of security lending collateral.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $16,162,903 or 7.0% of net assets.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
LOC	Letter of Credit
REITs	Real Estate Investment Trusts

Key to Abbreviations: BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: British Pound; IDR: Indonesian Rupiah; ISK: Iceland Krona; MXN: Mexican Peso; NZD: New Zealand Dollar; THB: Thailand Baht

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

12

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Institutional High Income Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Treasuries	10.2%
Non-Captive Diversified	6.0
Technology	5.2
Automotive	5.1
Pharmaceuticals	5.0
Electric	4.4
Banking	3.9
Healthcare	3.7
Supranational	3.5
Non-Captive Consumer	3.5
Retailers	3.4
Sovereigns	3.0
Paper	2.8
Chemicals	2.7
Wireless	2.6
Pipelines	2.6
Transportation Services	2.5
Home Construction	2.3
Media Non-Cable	2.0
Other Investments, less than 2% each	21.7
Short-Term Investments	16.0

Total Investments	112.1
Other assets less liabilities	(12.1)

Net Assets	100.0%

13

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – 96.1% of Total Net Assets
NON-CONVERTIBLE BONDS – 96.1%
ABS Credit Card – 2.3%
BA Credit Card Trust, Series 2008-A5, Class A5, 3.671%, 12/16/2013(b)	$260,000	$263,860
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014	255,000	243,844
Discover Card Master Trust I, 2.521%, 10/16/2014(b)	150,000	143,542
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 2.731%, 8/16/2021(b)	140,000	127,534

		778,780

Aerospace & Defense – 0.0%
Boeing Capital Corp., 6.100%, 3/01/2011(c)	5,000	5,266

Asset-Backed Securities – 3.3%
Americredit Automobile Receivables Trust, Series 2004-DF, Class A4, 3.430%, 7/06/2011	82,729	82,436
Capital Auto Receivables Asset Trust, Series 2004-2, Class A4, 3.750%, 7/15/2009	16,018	16,020
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A2, 3.872%, 3/25/2020	61,765	59,294
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035	135,000	104,431
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021	310,051	280,103
Ford Credit Auto Owner Trust, 4.380%, 1/15/2010	163,462	163,654
Navistar Financial Corp. Owner Trust, Series 2004-B, Class A4, 3.530%, 10/15/2012	189,941	190,032
USAA Auto Owner Trust, Series 2004-3, Class A4, 3.530%, 6/15/2011	178,323	178,497
USAA Auto Owner Trust, Series 2006-1, Class A3, 5.010%, 9/15/2010	70,985	71,445

		1,145,912

Automotive – 0.5%
Ford Motor Credit Co. LLC, 7.000%, 10/01/2013(c)	235,000	173,057

Banking – 7.8%
Bank of America Corp., 5.650%, 5/01/2018	345,000	322,088
Bank One Corp., 5.900%, 11/15/2011(c)	5,000	5,094
Citigroup, Inc., 5.300%, 10/17/2012	425,000	414,565
Credit Suisse NY, 6.000%, 2/15/2018	110,000	105,921
HSBC Finance Corp., 4.750%, 4/15/2010(c)	350,000	349,261
JPMorgan Chase & Co., 5.600%, 6/01/2011	475,000	481,508
Suntrust Banks, Inc., 5.250%, 11/05/2012	190,000	185,770
Wachovia Corp., 5.300%, 10/15/2011	530,000	518,223
Wells Fargo & Co., 5.250%, 10/23/2012	305,000	306,710

		2,689,140

Brokerage – 5.6%
Bear Stearns Cos., Inc., 5.350%, 2/01/2012	130,000	127,730
Goldman Sachs Group, Inc., 4.500%, 6/15/2010	300,000	300,403
Goldman Sachs Group, Inc., 5.300%, 2/14/2012	10,000	10,065
Goldman Sachs Group, Inc., 5.450%, 11/01/2012	270,000	269,323
Lehman Brothers Holdings, Inc., Series I, MTN, 6.200%, 9/26/2014	100,000	95,447
Lehman Brothers Holdings, Inc., Series I, MTN, 5.250%, 2/06/2012	265,000	250,778

1

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Brokerage – continued
Lehman Brothers Holdings, Inc., Series MTN, 5.625%, 1/24/2013		$175,000	$165,638
Merrill Lynch & Co., Inc., 5.450%, 2/05/2013		350,000	330,121
Morgan Stanley, 5.300%, 3/01/2013		400,000	385,423

			1,934,928

Chemicals – 0.5%
Lubrizol Corp., 4.625%, 10/01/2009		5,000	4,976
PPG Industries, Inc., 5.750%, 3/15/2013		170,000	172,849

			177,825

Construction Machinery – 0.7%
Caterpillar Financial Services, Series MTN, 4.850%, 12/07/2012		160,000	159,526
Deere John Capital Corp., Series MTN, 4.500%, 4/03/2013(c)		90,000	88,876

			248,402

Consumer Products – 1.0%
Koninklijke (Royal) Philips Electronics NV, 4.625%, 3/11/2013(c)		175,000	172,376
Newell Rubberamid, Inc., 5.500%, 4/15/2013		170,000	167,247

			339,623

Diversified Manufacturing – 0.5%
Honeywell International, Inc., 4.250%, 3/01/2013		175,000	172,519

Electric – 2.1%
Carolina Power & Light Co., 6.500%, 7/15/2012		5,000	5,246
Duke Energy Corp., 5.625%, 11/30/2012(c)		300,000	308,682
Nisource Finance Corp., 7.875%, 11/15/2010		145,000	150,367
Pacific Gas & Electric Co., 3.600%, 3/01/2009(c)		5,000	4,996
Virginia Electric and Power Co., 5.100%, 11/30/2012		260,000	260,130

			729,421

Entertainment – 1.7%
Time Warner, Inc., 5.875%, 11/15/2016		225,000	212,165
Time Warner, Inc., 6.500%, 11/15/2036		45,000	40,059
Walt Disney Co., 5.700%, 7/15/2011(c)		315,000	329,062

			581,286

Food & Beverage – 1.5%
General Mills, Inc., 5.650%, 9/10/2012		225,000	229,424
HJ Heinz Finance Co., 6.000%, 3/15/2012		100,000	102,903
Kellogg Co., 5.125%, 12/03/2012		175,000	177,301
Kraft Foods, Inc., 5.625%, 11/01/2011		5,000	5,045

			514,673

Government Sponsored – 1.1%
Federal National Mortgage Association, 2.290%, 2/19/2009	SGD	500,000	368,708

Healthcare – 2.0%
Hospira, Inc., 5.550%, 3/30/2012		250,000	245,607
Medco Health Solutions, Inc., 6.125%, 3/15/2013		170,000	170,566
UnitedHealth Group, Inc., 4.875%, 2/15/2013		180,000	174,175
WellPoint, Inc., 5.250%, 1/15/2016		100,000	93,990

			684,338

Healthcare Insurance – 0.5%
Aetna, Inc., 7.875%, 3/01/2011		170,000	181,409

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Hybrid ARMS – 1.3%
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.359%, 9/25/2036(b)	$567,806	$447,620

Independent Energy – 0.0%
XTO Energy, Inc., 4.900%, 2/01/2014(c)	5,000	4,890

Media Cable – 2.2%
Comcast Cable Communications, 7.125%, 6/15/2013	195,000	205,578
Comcast Corp., 4.950%, 6/15/2016	160,000	147,325
Cox Communications, Inc., 4.625%, 1/15/2010	5,000	4,972
Cox Communications, Inc., 5.450%, 12/15/2014	215,000	206,608
Time Warner Cable, Inc., 6.200%, 7/01/2013	170,000	172,867

		737,350

Media Non-Cable – 0.5%
Thomson Reuters Corp., 5.950%, 7/15/2013(c)	175,000	175,703

Metals & Mining – 0.9%
United States Steel Corp., 6.050%, 6/01/2017	175,000	163,442
Vale Overseas Ltd., 6.250%, 1/23/2017	165,000	159,716

		323,158

Mortgage Related – 22.0%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.740%, 5/10/2045(b)	205,000	200,176
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049	490,000	481,010
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046	140,000	139,299
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.014%, 7/25/2021(b)	279,896	242,053
Federal Home Loan Mortgage Corp., 4.500%, 12/01/2019	15,940	15,544
Federal Home Loan Mortgage Corp., 5.000%, 5/01/2019	5,991	5,977
Federal Home Loan Mortgage Corp., 5.000%, 1/01/2020	7,233	7,198
Federal Home Loan Mortgage Corp., 5.000%, 8/15/2024	542,035	548,892
Federal Home Loan Mortgage Corp., 5.500%, 3/01/2013	10,863	11,002
Federal Home Loan Mortgage Corp., 5.500%, 8/01/2022	199,283	200,644
Federal Home Loan Mortgage Corp., 6.000%, 11/01/2012	18,573	19,183
Federal Home Loan Mortgage Corp., 6.343%, 1/01/2035(b)	272,572	276,797
Federal Home Loan Mortgage Corp., 6.500%, 1/01/2024	4,524	4,716
Federal Home Loan Mortgage Corp., 7.000%, 2/01/2009	263	265
Federal Home Loan Mortgage Corp., 8.000%, 7/01/2025	497	539
Federal National Mortgage Association, 4.500%, 12/01/2019	20,020	19,528
Federal National Mortgage Association, 5.000%, 1/01/2019(d)	330,453	330,037
Federal National Mortgage Association, 5.000%, 2/01/2019(d)	469,143	467,379
Federal National Mortgage Association, 5.500%, 1/01/2017	52,105	53,000
Federal National Mortgage Association, 5.500%, 1/01/2017	58,783	59,719
Federal National Mortgage Association, 5.500%, 2/01/2017	31,624	32,168
Federal National Mortgage Association, 5.500%, 8/01/2017(d)	715,511	726,907
Federal National Mortgage Association, 5.500%, 9/01/2017	159,189	161,725
Federal National Mortgage Association, 5.500%, 11/01/2017	1,080	1,098

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal National Mortgage Association, 5.500%, 1/01/2020		$693,662	$703,410
Federal National Mortgage Association, 5.500%, 3/01/2020		580,524	587,230
Federal National Mortgage Association, 6.000%, 9/01/2021		9,925	10,187
Federal National Mortgage Association, 7.500%, 6/01/2016		2,791	2,913
Federal National Mortgage Association, 8.000%, 6/01/2015		4,051	4,273
Government National Mortgage Association, 6.500%, 12/15/2023		11,095	11,495
Government National Mortgage Association, 8.500%, 9/15/2022		3,277	3,612
Government National Mortgage Association, 9.500%, 1/15/2019		7,917	8,793
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039		205,000	192,288
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039		410,000	406,579
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 5.861%, 4/15/2045(b)		375,000	377,046
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030		230,000	224,229
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.424%, 2/12/2039(b)		320,000	307,074
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)		210,000	206,890
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047		330,000	311,271
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.742%, 8/12/2041(b)		205,000	205,779

			7,567,925

Non-Captive Consumer – 0.9%
American Express Co., 5.500%, 9/12/2016		85,000	80,743
American Express Co., 6.150%, 8/28/2017		45,000	43,953
American General Finance Corp., Series H, MTN, 5.375%, 10/01/2012		5,000	4,655
SLM Corp., Series A, MTN, 5.000%, 10/01/2013		10,000	8,647
SLM Corp., Series A, MTN, 5.375%, 5/15/2014		10,000	8,785
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		170,000	163,087

			309,870

Non-Captive Diversified – 3.6%
CIT Group, Inc., 5.650%, 2/13/2017(c)		255,000	175,911
CIT Group, Inc., 5.850%, 9/15/2016(c)		20,000	13,799
General Electric Capital Corp., Series A, GMTN, 3.485%, 3/08/2012	SGD	500,000	358,641
General Electric Capital Corp., Series A, GMTN, 5.250%, 10/19/2012		345,000	348,363
International Lease Finance Corp., Series Q, MTN, 5.750%, 6/15/2011(c)		205,000	190,882
iStar Financial, Inc., 5.150%, 3/01/2012		170,000	140,250

			1,227,846

Oil Field Services – 0.5%
Weatherford International Ltd., 5.150%, 3/15/2013		175,000	173,981

Pharmaceuticals – 0.7%
Abbott Laboratories, 5.150%, 11/30/2012		240,000	247,035

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Pharmaceuticals – continued
Schering-Plough Corp., 5.550%, 12/01/2013	$5,000	$5,033

		252,068

Pipelines – 1.5%
Energy Transfer Partners LP, 6.000%, 7/01/2013	170,000	171,528
Kinder Morgan Energy Partners LP, 5.000%, 12/15/2013	185,000	177,305
Spectra Energy Capital LLC, 5.668%, 8/15/2014	175,000	170,969

		519,802

Railroads – 1.6%
Burlington Northern Santa Fe Corp., 6.125%, 3/15/2009	205,000	206,880
Canadian Pacific Railway Co., 5.750%, 5/15/2013	170,000	169,020
Union Pacific Corp., 5.750%, 11/15/2017	160,000	157,377

		533,277

REITs – 3.3%
Camden Property Trust, 4.375%, 1/15/2010(c)	5,000	4,873
Colonial Realty LP, 4.750%, 2/01/2010	55,000	53,550
Colonial Realty LP, 4.800%, 4/01/2011	125,000	117,912
Developers Diversified Realty Corp., 3.875%, 1/30/2009	10,000	9,881
ERP Operating LP, 6.625%, 3/15/2012	165,000	167,570
Federal Realty Investment Trust, 5.400%, 12/01/2013	215,000	203,705
First Industrial LP, 5.250%, 6/15/2009	10,000	9,907
ProLogis Trust, 5.500%, 4/01/2012(c)	410,000	400,385
Simon Property Group LP, 5.300%, 5/30/2013	170,000	167,251

		1,135,034

Retailers – 1.1%
CVS Caremark Corp., 5.750%, 6/01/2017	160,000	157,368
J.C. Penney Corp., Inc., 5.750%, 2/15/2018	50,000	44,611
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012	205,000	190,488

		392,467

Supermarkets – 0.6%
Kroger Co., 6.200%, 6/15/2012	50,000	51,499
Kroger Co., 6.400%, 8/15/2017	35,000	35,699
Kroger Co., 6.750%, 4/15/2012	115,000	121,105

		208,303

Technology – 4.5%
Agilent Technologies, Inc., 6.500%, 11/01/2017	120,000	116,884
Corning, Inc., 6.200%, 3/15/2016	45,000	46,495
Equifax, Inc., 7.000%, 7/01/2037	85,000	78,228
IBM International Group Capital, 5.050%, 10/22/2012(c)	230,000	234,883
Jabil Circuit, Inc., 5.875%, 7/15/2010	350,000	341,687
National Semiconductor Corp., 6.600%, 6/15/2017	175,000	172,904
Oracle Corp., 4.950%, 4/15/2013(c)	170,000	171,643
Pitney Bowes, Inc., 5.250%, 1/15/2037	225,000	221,438
Xerox Corp., 6.400%, 3/15/2016	170,000	169,694

		1,553,856

Treasuries – 16.4%
U.S. STRIPS, Zero Coupon Bond, 2/15/2015	535,000	418,314
U.S. Treasury Notes, 2.750%, 2/28/2013(c)	1,560,000	1,522,950
U.S. Treasury Notes, 3.375%, 11/30/2012(c)	835,000	838,653
U.S. Treasury Notes, 4.000%, 2/15/2015(c)(d)	1,015,000	1,043,310

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Treasuries – continued
U.S. Treasury Notes, 4.250%, 8/15/2014(c)	$230,000	$240,296
U.S. Treasury Notes, 4.750%, 5/15/2014(c)	175,000	187,606
U.S. Treasury Notes, 4.750%, 8/15/2017(c)	1,310,000	1,387,781

		5,638,910

Wireless – 1.0%
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014	5,000	4,013
Sprint Nextel Corp., 6.000%, 12/01/2016	170,000	146,200
Vodafone Group Plc, 5.350%, 2/27/2012(c)	175,000	175,642

		325,855

Wirelines – 2.4%
AT&T, Inc., 5.100%, 9/15/2014	180,000	176,449
Embarq Corp., 7.995%, 6/01/2036	155,000	146,627
Qwest Corp., 5.625%, 11/15/2008	110,000	109,725
Telecom Italia Capital SA, 4.950%, 9/30/2014	185,000	169,322
Verizon New England, Inc., 6.500%, 9/15/2011	5,000	5,139
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	230,000	222,337

		829,599

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $33,835,534)		33,082,801

TOTAL BONDS AND NOTES
(Identified Cost $33,835,534)		33,082,801

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 24.6%
Federal National Mortgage Association, Discount Notes, Zero Coupon, 7/07/08	635,000	634,780
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08 at 1.300% to be repurchased at $458,017 on 7/01/08 collateralized by $440,000 Federal Home Loan Mortgage Corp. 5.500% due 8/23/17 valued at $472,450 including accrued interest(e)	458,000	458,000

	Shares
State Street Navigator Securities Lending Prime Portfolio(f)	7,373,196	7,373,196

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $8,465,976)		8,465,976

TOTAL INVESTMENTS – 120.7%
(Identified Cost $42,301,510)(a)		41,548,777
Other assets less liabilities – (20.7)%		(7,108,605)

NET ASSETS – 100.0%		$34,440,172

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $42,355,658 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$157,215
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(964,096)

Net unrealized depreciation	$(806,881)

At September 30, 2007, the Fund had a capital loss carryforward of approximately $516,936 of which $3,797 expires on September 30, 2013, $186,919 expires on September 30, 2014 and $326,220 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to be extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.
(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $7,235,448 and $7,373,196, respectively.
(d)	All or a portion of this security is held as collateral for open futures contracts.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund - continued

(f)	Represents investments of security lending collateral.
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Key to Abbreviations:

SGD	Singapore Dollar

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Futures Contracts

The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid, respectively, by and to the holders of these positions. The amount received or paid is known as “variation margin.” Realized gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation
10 Year U.S. Treasury Note	9/19/2008	9	$1,025,297	$12,429

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Mortgage Related	22.0%
Treasuries	16.4
Banking	7.8
Brokerage	5.6
Technology	4.5
Non-Captive Diversified	3.6
Asset-Backed Securities	3.3
REITs	3.3
Wirelines	2.4
ABS Credit Card	2.3
Media Cable	2.2
Electric	2.1
Healthcare	2.0
Other Investments, less than 2% each	18.6
Short-Term Investments	24.6

Total Investments	120.7
Other assets less liabilities	(20.7)

Net Assets	100.0%

8

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
Bonds and Notes – 96.6% of Net Assets
Non-Convertible Bonds – 95.0%
	ABS Car Loan – 0.9%
$19,100,000	ARG Funding Corp., Series 2005-2A, Class A5,
	2.642%, 5/20/2011, 144A (b)	$17,494,475
26,520,000	Capital One Auto Finance Trust, Series 2006-C, Class A4,
	2.501%, 5/15/2013 (b)	23,541,282

		41,035,757

	ABS Credit Card – 1.8%
29,080,000	Chase Issuance Trust, Series 2007-B1, Class B1,
	2.721%, 4/15/2019 (b)	23,217,763
27,750,000	Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6,
	6.300%, 6/20/2014	26,535,938
10,000,000	MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1,
	6.800%, 7/15/2014	9,860,008
19,060,000	MBNA Credit Card Master Note Trust, Series 2005-B2, Class B,
	2.651%, 12/17/2012 (b)	18,356,230

		77,969,939

	ABS Other – 0.4%
16,965,000	CIT Equipment Collateral, Series 2008-VT1, Class A3,
	6.590%, 12/22/2014	16,855,576

	Airlines – 1.9%
710,099	Continental Airlines, Inc., Series 971A,
	7.461%, 10/01/2016	628,438
22,350,000	Continental Airlines, Inc., Series A,
	5.983%, 4/19/2022	18,494,625
9,788,000	Continental Airlines, Inc., Series B,
	6.903%, 4/19/2022	7,243,120
895,012	Delta Air Lines, Inc., Series 2007-1, Class A,
	6.821%, 8/10/2022	756,285
19,800,670	Delta Air Lines, Inc., Series 2007-1, Class B,
	8.021%, 8/10/2022	15,642,530
11,415,000	Northwest Airlines, Inc., Series 07-1, Class B,
	8.028%, 11/01/2017	9,246,150
8,115,000	Qantas Airways Ltd.,
	6.050%, 4/15/2016, 144A	7,356,312
30,702,080	United Air Lines, Inc.,
	6.636%, 7/02/2022	25,098,950

		84,466,410

	Asset-Backed Securities – 0.0%
504,318	Community Program Loan Trust, Series 1987-A, Class A4,
	4.500%, 10/01/2018	498,641
1,700,000	Community Program Loan Trust, Series 1987-A, Class A5,
	4.500%, 4/01/2029	1,519,680

		2,018,321

	Automotive – 0.9%
10,665,000	Cummins, Inc.,
	5.650%, 3/01/2098	7,322,749
3,389,000	Cummins, Inc.,
	6.750%, 2/15/2027	2,967,232
665,000	Cummins, Inc.,
	7.125%, 3/01/2028	630,987
1,990,000	Ford Motor Co.,
	6.375%, 2/01/2029	1,044,750
130,000	Ford Motor Co.,
	6.500%, 8/01/2018 (c)	75,400
260,000	Ford Motor Co.,
	6.625%, 2/15/2028 (c)	141,700
5,185,000	Ford Motor Co.,
	6.625%, 10/01/2028	2,773,975
8,730,000	Ford Motor Co.,
	7.450%, 7/16/2031	5,085,225
245,000	Ford Motor Co.,
	7.500%, 8/01/2026	139,650
11,830,000	Ford Motor Credit Co. LLC,
	5.700%, 1/15/2010	10,093,001
345,000	Ford Motor Credit Co. LLC,
	7.000%, 10/01/2013 (c)	254,062
700,000	Ford Motor Credit Co. LLC,
	7.375%, 10/28/2009	637,545
1,540,000	Ford Motor Credit Co. LLC,
	8.000%, 12/15/2016	1,119,213
935,000	Ford Motor Credit Co. LLC,
	8.625%, 11/01/2010	793,164
2,135,000	Ford Motor Credit Co. LLC,
	9.750%, 9/15/2010	1,861,470
575,000	General Motors Corp.,
	7.400%, 9/01/2025	296,125
8,985,000	General Motors Corp.,
	8.250%, 7/15/2023 (c)	5,233,763
245,000	General Motors Corp.,
	8.375%, 7/15/2033 (c)	145,163

		40,615,174

	Banking – 2.7%
2,595,000	BAC Capital Trust VI,
	5.625%, 3/08/2035	2,113,041
3,120,000,000	Barclays Financial LLC,
	4.060%, 9/16/2010, (KRW), 144A	3,005,019
180,000,000	Barclays Financial LLC,
	4.160%, 2/22/2010, (THB), 144A	5,239,204
3,500,000,000	Barclays Financial LLC,
	4.460%, 9/23/2010, (KRW), 144A	3,399,790
52,000,000	Barclays Financial LLC, Series EMTN,
	4.100%, 3/22/2010, (THB), 144A	1,511,525
16,371,250,000	BNP Paribas SA, Series EMTN,
	Zero Coupon, 6/13/2011, (IDR), 144A	1,255,721
9,860,000	Citibank NA,
	15.000%, 7/02/2010, (BRL), 144A	6,437,877
20,990,000	HSBC Bank USA,
	Zero Coupon, 4/18/2012, (MYR), 144A	5,965,207
28,000,000	HSBC Bank USA, Zero Coupon,
	5/17/2012, (MYR), 144A	7,880,275
4,500,000	HSBC Bank USA,
	3.310%, 8/25/2010, 144A	5,279,850
700,000	ICICI Bank Ltd.,
	(fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	627,320
18,000,000	JPMorgan Chase & Co.,
	Zero Coupon, 5/17/2010, (BRL), 144A	8,594,481

1

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Banking – continued
$22,683,264,000	JPMorgan Chase & Co.,
	Zero Coupon, 3/28/2011, (IDR), 144A	$1,785,630
17,920,000,000	JPMorgan Chase & Co.,
	Zero Coupon, 3/28/2011, (IDR), 144A	1,409,305
68,827,366,920	JPMorgan Chase & Co.,
	Zero Coupon, 4/12/2012, (IDR), 144A	4,738,787
24,108,050	JPMorgan Chase & Co., Series EMTN,
	Zero Coupon, 6/08/2012, (MYR), 144A	6,279,529
24,124,936,500	JPMorgan Chase London,
	Zero Coupon, 10/21/2010, (IDR), 144A	2,005,091
1,700,000	Kaupthing Bank,
	3.413%, 1/15/2010, 144A (b)(c)	1,475,416
17,900,000	Kaupthing Bank, Series D,
	5.750%, 10/04/2011, 144A	13,559,250
2,700,000	Kaupthing Bank, Series E,
	6.125%, 10/04/2016, 144A (c)	1,768,500
100,000	Keybank NA,
	6.950%, 2/01/2028	89,676
329,700,000	Kreditanstalt fuer Wiederaufbau, Series EMTN,
	10.000%, 10/27/2008, (ISK)	4,167,607
30,000,000	Kreditanstalt Fuer Wiederaufbau, Series EMTN,
	10.750%, 2/01/2010, (ISK)	382,463
13,950,000	PNC Bank NA,
	6.875%, 4/01/2018	13,838,330
330,000,000	Rabobank Nederland, Series EMTN,
	12.500%, 2/17/2009, (ISK)	4,219,833
1,176,000,000	Rabobank Nederland, Series EMTN,
	14.000%, 1/28/2009, (ISK), 144A	14,980,664

		122,009,391

	Brokerage – 4.0%
370,000	Bear Stearns Cos., Inc. (The),
	4.650%, 7/02/2018	311,526
975,000	Bear Stearns Cos., Inc. (The),
	5.300%, 10/30/2015	912,627
2,150,000	Bear Stearns Cos., Inc. (The),
	6.400%, 10/02/2017	2,124,611
16,850,000	Bear Stearns Cos., Inc. (The),
	7.250%, 2/01/2018	17,584,070
25,655,000	Lehman Brothers Holdings, Inc.,
	6.875%, 7/17/2037	22,083,773
1,120,000	Lehman Brothers Holdings, Inc., Series MTN,
	6.000%, (fixed rate to 5/3/2027, variable rate thereafter), 5/03/2032	856,287
109,500,000	Merrill Lynch & Co., Inc.,
	6.110%, 1/29/2037	86,965,557
10,000,000	Merrill Lynch & Co., Inc.,
	10.710%, 3/08/2017, (BRL)	4,974,736
43,590,000	Morgan Stanley, Series F, MTN,
	6.625%, 4/01/2018	41,302,615

		177,115,802

	Building Materials – 0.7%
10,000,000	Masco Corp.,
	5.850%, 3/15/2017 (c)	9,063,910
6,465,000	Owens Corning, Inc.,
	6.500%, 12/01/2016	5,886,234
20,368,000	Owens Corning, Inc.,
	7.000%, 12/01/2036	17,015,590
1,060,000	USG Corp.,
	6.300%, 11/15/2016	853,300

		32,819,034

	Chemicals – 2.1%
22,665,000	Lubrizol Corp.,
	6.500%, 10/01/2034	20,605,114
2,400,000	Methanex Corp.,
	6.000%, 8/15/2015	2,232,979
68,560,000	PPG Industries, Inc.,
	6.650%, 3/15/2018	69,875,530

		92,713,623

	Construction Machinery – 0.2%
6,935,000	Toro Co.,
	6.625%, 5/01/2037	7,092,154

	Consumer Cyclical Services – 0.4%
19,330,000	Western Union Co.,
	6.200%, 11/17/2036	18,038,582

	Distributors – 1.5%
61,345,000	Equitable Resources, Inc.,
	6.500%, 4/01/2018	61,433,459
5,865,000	ONEOK, Inc.,
	6.000%, 6/15/2035	5,188,273

		66,621,732

	Electric – 6.0%
40,400,000	Ameren Energy Generating Co., Series G,
	7.000%, 4/15/2018, 144A	40,456,318
500,000	Baltimore Gas & Electric Co.,
	5.200%, 6/15/2033	390,465
11,360,000	Bruce Mansfield Unit,
	6.850%, 6/01/2034	11,373,973
26,290,000	Cleveland Electric Illuminating Co. (The),
	5.950%, 12/15/2036	22,270,785
895,000	Commonwealth Edison Co.,
	4.700%, 4/15/2015 (c)	831,428
1,700,000	Commonwealth Edison Co.,
	5.875%, 2/01/2033	1,537,097
2,750,000	Constellation Energy Group, Inc.,
	4.550%, 6/15/2015	2,449,851
960,000	Dominion Resources, Inc.,
	5.950%, 6/15/2035	861,595
5,500,000	Empresa Nacional de Electricidad SA (Endesa-Chile),
	7.875%, 2/01/2027	5,993,702
1,000,000	Empresa Nacional de Electricidad SA (Endesa-Chile),
	8.350%, 8/01/2013	1,106,268
47,570,000	Illinois Power Co.,
	6.250%, 4/01/2018, 144A	45,793,593
1,905,000	ITC Holdings Corp.,
	5.875%, 9/30/2016, 144A	1,850,018
2,830,000	ITC Holdings Corp.,
	6.375%, 9/30/2036, 144A	2,570,418
10,206,405	Mackinaw Power LLC,
	6.296%, 10/31/2023, 144A	10,225,389
1,500,000	MidAmerican Energy Holdings Co.,
	5.875%, 10/01/2012	1,542,807
1,000,000	MidAmerican Energy Holdings Co.,
	6.125%, 4/01/2036	960,265

2

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Electric – continued
$7,185,000	MidAmerican Energy Holdings Co.,
	6.500%, 9/15/2037	$7,256,649
27,500,000	Nisource Finance Corp.,
	6.400%, 3/15/2018	26,541,185
21,585,000	Nisource Finance Corp.,
	6.800%, 1/15/2019 (c)	21,167,309
38,500	Quezon Power Philippines Co.,
	8.860%, 6/15/2017	37,923
51,115,000	Southwestern Electric Power Co.,
	6.450%, 1/15/2019	50,813,064
500,000	SP Powerassets Ltd.,
	3.730%, 10/22/2010, (SGD)	371,219
6,570,000	Toledo Edison Co.,
	6.150%, 5/15/2037	5,697,938
1,075,000	White Pine Hydro LLC,
	6.310%, 7/10/2017 (d)	1,037,375
1,600,000	White Pine Hydro LLC,
	6.960%, 7/10/2037 (d)	1,515,830

		264,652,464

	Entertainment – 0.2%
3,565,000	Time Warner, Inc.,
	6.500%, 11/15/2036	3,173,556
1,805,000	Time Warner, Inc.,
	6.625%, 5/15/2029	1,642,507
755,000	Time Warner, Inc.,
	6.950%, 1/15/2028	724,441
505,000	Time Warner, Inc.,
	7.625%, 4/15/2031	512,699
330,000	Time Warner, Inc.,
	7.700%, 5/01/2032	337,855
3,590,000	Viacom, Inc., Class B,
	6.875%, 4/30/2036	3,371,322

		9,762,380

	Food & Beverage – 1.4%
6,845,000	Anheuser-Busch Cos, Inc.,
	5.950%, 1/15/2033	6,044,163
8,760,000	Anheuser-Busch Cos, Inc.,
	6.450%, 9/01/2037	8,372,230
2,500,000	Cargill, Inc.,
	5.375%, 3/02/2037, (GBP)	4,065,414
1,525,000	Cia Brasileira de Bebidas,
	8.750%, 9/15/2013	1,723,250
6,080,000	Corn Products International, Inc.,
	6.625%, 4/15/2037	6,137,930
9,925,000	Kraft Foods, Inc.,
	6.500%, 8/11/2017	9,937,635
21,385,000	Kraft Foods, Inc.,
	6.500%, 11/01/2031 (c)	19,792,972
8,080,000	Kraft Foods, Inc.,
	7.000%, 8/11/2037	7,999,927

		64,073,521

	Foreign Agency – 0.0%
220,000	Alberta Municipal Funding Corp.,
	5.700%, 9/01/2011, (CAD)	227,465

	Foreign Local Governments – 0.0%
28,763	Province of Alberta,
	5.930%, 9/16/2016, (CAD)	30,545
500,000	Province of Nova Scotia,
	6.600%, 6/01/2027, (CAD)	598,725

		629,270

	Government Guaranteed – 1.0%
45,000,000	Canada Housing Trust,
	4.100%, 12/15/2008, (CAD)	44,346,425

	Government Owned - No Guarantee – 0.8%
39,780,000	DP World Ltd.,
	6.850%, 7/02/2037, 144A	34,134,104

	Government Sponsored – 0.3%
15,000,000	Queensland Treasury Corp.,
	7.125%, 9/18/2017, (NZD), 144A	11,475,907

	Health Insurance – 0.1%
5,455,000	CIGNA Corp.,
	6.150%, 11/15/2036 (c)	4,805,157

	Healthcare – 3.6%
7,535,000	Covidien International Finance SA,
	6.000%, 10/15/2017	7,626,121
7,590,000	Covidien International Finance SA,
	6.550%, 10/15/2037	7,655,350
9,130,000	HCA, Inc.,
	5.750%, 3/15/2014	7,600,725
1,305,000	HCA, Inc.,
	6.250%, 2/15/2013	1,132,087
3,250,000	HCA, Inc.,
	6.300%, 10/01/2012	2,916,875
3,565,000	HCA, Inc.,
	6.375%, 1/15/2015	2,958,950
4,015,000	HCA, Inc.,
	6.500%, 2/15/2016	3,342,487
365,000	HCA, Inc.,
	6.750%, 7/15/2013	320,287
3,000,000	HCA, Inc.,
	7.050%, 12/01/2027	2,271,876
2,290,000	HCA, Inc.,
	7.190%, 11/15/2015	1,972,528
1,910,000	HCA, Inc.,
	7.500%, 12/15/2023	1,553,057
250,000	HCA, Inc.,
	7.500%, 11/06/2033	192,500
1,225,000	HCA, Inc.,
	7.580%, 9/15/2025	993,593
3,890,000	HCA, Inc.,
	7.690%, 6/15/2025	3,181,118
1,640,000	HCA, Inc.,
	7.750%, 7/15/2036	1,296,969
3,830,000	HCA, Inc.,
	8.360%, 4/15/2024	3,259,912
2,865,000	Hospira, Inc.,
	6.050%, 3/30/2017	2,764,917
57,190,000	Medco Health Solutions, Inc.,
	7.125%, 3/15/2018	59,391,472
530,000	Owens & Minor, Inc.,
	6.350%, 4/15/2016	520,560
24,355,000	UnitedHealth Group, Inc.,
	5.800%, 3/15/2036	20,158,439
565,000	UnitedHealth Group, Inc.,
	6.500%, 6/15/2037	515,223
2,810,000	UnitedHealth Group, Inc.,
	6.625%, 11/15/2037	2,587,816
27,070,000	WellPoint, Inc.,
	6.375%, 6/15/2037	24,427,427

		158,640,289

	Home Construction – 0.6%
850,000	Centex Corp.,
	5.250%, 6/15/2015	671,500

3

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Home Construction – continued
$3,685,000	D.R. Horton, Inc.,
	5.250%, 2/15/2015	$2,929,575
2,050,000	Desarrolladora Homex SAB de CV,
	7.500%, 9/28/2015	2,060,250
2,605,000	Lennar Corp., Series B,
	5.600%, 5/31/2015	1,904,906
1,870,000	Lennar Corp., Series B,
	6.500%, 4/15/2016	1,432,888
2,945,000	Pulte Homes, Inc.,
	5.200%, 2/15/2015	2,400,175
250,000	Pulte Homes, Inc.,
	5.250%, 1/15/2014	208,750
9,400,000	Pulte Homes, Inc.,
	6.000%, 2/15/2035	7,332,000
3,645,000	Pulte Homes, Inc.,
	6.375%, 5/15/2033	2,824,875
3,605,000	Toll Brothers Finance Corp.,
	5.150%, 5/15/2015	3,121,944

		24,886,863

	Hybrid ARMS – 0.0%
160,196	Wells Fargo Mortgage Backed Securities Trust,
	6.025%, 9/25/2036 (b)	155,529

	Independent Energy – 2.1%
4,020,000	Anadarko Petroleum Corp.,
	5.950%, 9/15/2016	4,022,159
13,905,000	Anadarko Petroleum Corp.,
	6.450%, 9/15/2036	13,725,459
10,875,000	Apache Corp.,
	6.000%, 1/15/2037	10,670,887
1,190,000	Chesapeake Energy Corp.,
	6.250%, 1/15/2017, (EUR)	1,695,605
500,000	Devon Financing Corp. LLC,
	7.875%, 9/30/2031	590,549
48,640,000	Questar Market Resources, Inc.,
	6.800%, 4/01/2018	47,525,317
3,585,000	Talisman Energy, Inc.,
	5.850%, 2/01/2037	3,088,825
3,515,000	Talisman Energy, Inc.,
	6.250%, 2/01/2038	3,231,044
160,000	XTO Energy, Inc.,
	6.100%, 4/01/2036	152,395
6,230,000	XTO Energy, Inc.,
	6.750%, 8/01/2037	6,317,307

		91,019,547

	Integrated Energy – 0.0%
1,581,593	PF Export Receivables Master Trust,
	6.436%, 6/01/2015, 144A	1,621,133

	Life Insurance – 0.5%
15,400,000	ASIF Global Financing XXVII,
	2.380%, 2/26/2009, (SGD), 144A	11,306,229
9,260,000	Mutual of Omaha Insurance Co.,
	6.800%, 6/15/2036, 144A	8,837,652

		20,143,881

	Local Authorities – 0.7%
19,325,000	Queensland Treasury Corp., Series 11G,
	6.000%, 6/14/2011, (AUD)	17,918,365
14,895,000	Virginia Tobacco Settlement Financing Corp., Series A-1,
	6.706%, 6/01/2046	12,555,294

		30,473,659

	Media Cable – 3.0%
16,501,000	Comcast Corp.,
	5.650%, 6/15/2035	14,021,494
2,195,000	Comcast Corp.,
	6.450%, 3/15/2037	2,042,867
4,610,000	Comcast Corp.,
	6.500%, 11/15/2035	4,382,381
32,715,000	Comcast Corp.,
	6.950%, 8/15/2037	32,178,114
3,750,000	Cox Communications, Inc., Class A,
	6.750%, 3/15/2011 (c)	3,870,154
75,000,000	Time Warner Cable, Inc.,
	6.750%, 7/01/2018	75,497,325
350,000	Virgin Media Finance PLC,
	9.750%, 4/15/2014, (GBP)	639,632

		132,631,967

	Media Non-Cable – 0.6%
2,500,000	Clear Channel Communications, Inc.,
	4.250%, 5/15/2009	2,412,500
1,000,000	Clear Channel Communications, Inc.,
	5.750%, 1/15/2013	673,750
7,700,000	News America, Inc.,
	6.150%, 3/01/2037	7,089,490
4,095,000	News America, Inc.,
	6.200%, 12/15/2034	3,776,335
9,760,000	News America, Inc.,
	6.400%, 12/15/2035	9,236,064
1,005,000	R.H. Donnelley Corp.,
	6.875%, 1/15/2013	597,975
555,000	R.H. Donnelley Corp.,
	8.875%, 10/15/2017, 144A	330,225
1,665,000	R.H. Donnelley Corp., Series A-1,
	6.875%, 1/15/2013	990,675
1,950,000	R.H. Donnelley Corp., Series A-2,
	6.875%, 1/15/2013	1,160,250
1,760,000	R.H. Donnelley Corp., Series A-3,
	8.875%, 1/15/2016	1,056,000

		27,323,264

	Metals & Mining – 1.2%
12,775,000	Newmont Mining Corp.,
	5.875%, 4/01/2035	10,933,867
1,500,000	Teck Cominco Ltd.,
	7.000%, 9/15/2012	1,601,940
1,985,000	United States Steel Corp.,
	6.050%, 6/01/2017	1,853,901
4,712,000	United States Steel Corp.,
	6.650%, 6/01/2037	4,151,145
31,890,000	United States Steel Corp.,
	7.000%, 2/01/2018	31,819,874
3,735,000	Vale Overseas Ltd.,
	6.875%, 11/21/2036	3,468,825

		53,829,552

	Mortgage Related – 0.1%
3,000,000	Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2,
	5.464%, 4/11/2037	3,004,024
1,837,510	CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1,
	5.000%, 8/25/2020	1,724,962
183,018	Federal Home Loan Mortgage Corp.,
	5.000%, 12/01/2031	176,699

4

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount		Description	Value (†)
		Mortgage Related – continued
$35,979		Federal National Mortgage Association,
		6.000%, 7/01/2029	$36,642

			4,942,327

		Non-Captive Consumer – 3.2%
88,895,000		American General Finance Corp., Series J, MTN,
		6.900%, 12/15/2017	77,477,771
400,000		Countrywide Financial Corp., Series A, MTN,
		3.079%, 12/19/2008 (b)	390,020
1,170,000		Countrywide Home Loans, Inc., Series L, MTN,
		4.000%, 3/22/2011	1,065,149
180,000		Residential Capital LLC,
		8.125%, 11/21/2008 (c)	157,500
840,000		Residential Capital LLC,
		8.375%, 6/30/2010 (c)	352,800
20,645,000		Residential Capital LLC,
		8.500%, 4/17/2013	8,051,550
385,000		Residential Capital LLC,
		8.875%, 6/30/2015	150,150
10,807,000		Residential Capital LLC,
		9.625%, 5/15/2015, 144A	5,241,395
200,000		SLM Corp.,
		4.000%, 1/15/2010	186,312
5,150,000		SLM Corp.,
		6.500%, 6/15/2010, (NZD)	3,494,982
3,190,000		SLM Corp., Series A, MTN,
		5.000%, 10/01/2013	2,758,278
2,090,000		SLM Corp., Series A, MTN,
		5.000%, 4/15/2015	1,768,497
960,000		SLM Corp., Series A, MTN,
		5.000%, 6/15/2018	733,138
1,370,000		SLM Corp., Series A, MTN,
		5.375%, 1/15/2013	1,206,651
1,470,000		SLM Corp., Series A, MTN,
		5.375%, 5/15/2014	1,291,442
300,000		SLM Corp., Series A, MTN,
		5.400%, 10/25/2011	273,957
690,000		SLM Corp., Series A, MTN,
		5.625%, 8/01/2033	519,535
30,945,000		SLM Corp., Series A, MTN,
		8.450%, 6/15/2018	29,686,653
3,200,000		SLM Corp., Series EMTN,
		4.750%, 3/17/2014, (EUR)	3,962,830
630,000		SLM Corp., Series MTN,
		5.050%, 11/14/2014	535,053
310,000		SLM Corp., Series MTN,
		5.125%, 8/27/2012	269,736
23,775	(†††)	SLM Corp., Series MTN,
		6.000%, 12/15/2043	414,576

			139,987,975

		Non-Captive Diversified – 4.0%
780,000		CIT Group, Inc.,
		5.125%, 9/30/2014	558,674
500,000		CIT Group, Inc.,
		5.400%, 2/13/2012	396,911
7,550,000		CIT Group, Inc.,
		5.500%, 12/01/2014, (GBP)	10,206,875
87,745,000		CIT Group, Inc.,
		7.625%, 11/30/2012	72,931,714
2,370,000		CIT Group, Inc., Series A, GMTN,
		6.000%, 4/01/2036	1,785,345
1,750,000		CIT Group, Inc., Series EMTN,
		3.800%, 11/14/2012, (EUR)	1,976,146
350,000		CIT Group, Inc., Series EMTN,
		4.650%, 9/19/2016, (EUR)	361,138
2,050,000		CIT Group, Inc., Series EMTN,
		5.000%, 5/13/2014, (EUR)	2,301,677
4,250,000		CIT Group, Inc., Series EMTN,
		5.500%, 12/20/2016, (GBP)	5,608,902
5,450,000		CIT Group, Inc., Series GMTN,
		4.250%, 9/22/2011, (EUR)	6,459,904
450,000		CIT Group, Inc., Series GMTN,
		5.000%, 2/13/2014	323,138
1,450,000		CIT Group, Inc., Series MTN,
		4.250%, 3/17/2015, (EUR)	1,542,060
21,120,000		General Electric Capital Corp.,
		6.500%, 9/28/2015, (NZD)	13,852,593
4,200,000		General Electric Capital Corp.,
		6.625%, 2/04/2010, (NZD)	3,100,834
6,200,000		General Electric Capital Corp., Series A, GMTN,
		2.960%, 5/18/2012, (SGD)	4,364,507
13,400,000		General Electric Capital Corp., Series A, GMTN,
		3.485%, 3/08/2012, (SGD)	9,611,569
12,325,000		General Electric Capital Corp., Series EMTN,
		6.750%, 9/26/2016, (NZD)	8,080,774
2,055,000		GMAC LLC,
		4.750%, 9/14/2009, (EUR)	2,685,462
1,345,000		GMAC LLC,
		6.000%, 12/15/2011	925,552
1,310,000		GMAC LLC,
		6.625%, 5/15/2012	898,682
1,670,000		GMAC LLC,
		6.750%, 12/01/2014	1,102,943
1,500,000		GMAC LLC,
		6.875%, 9/15/2011	1,077,858
400,000		GMAC LLC,
		6.875%, 8/28/2012	273,911
1,210,000		GMAC LLC,
		7.000%, 2/01/2012	841,079
2,335,000		GMAC LLC,
		8.000%, 11/01/2031	1,519,100
5,045,000		GMAC LLC, Series EMTN,
		5.375%, 6/06/2011, (EUR)	5,242,450
380,000		GMAC LLC, Series EMTN,
		5.750%, 9/27/2010, (EUR)	436,753
5,225,000		iStar Financial, Inc.,
		5.150%, 3/01/2012	4,310,625
1,000,000		iStar Financial, Inc.,
		5.375%, 4/15/2010 (c)	900,000
310,000		iStar Financial, Inc.,
		5.500%, 6/15/2012	254,200
3,700,000		iStar Financial, Inc.,
		5.650%, 9/15/2011	3,163,500
765,000		iStar Financial, Inc.,
		5.800%, 3/15/2011	650,250
385,000		iStar Financial, Inc.,
		5.850%, 3/15/2017	304,631

5

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Non-Captive Diversified – continued
$1,605,000	iStar Financial, Inc.,
	5.875%, 3/15/2016	$1,264,459
745,000	iStar Financial, Inc.,
	6.050%, 4/15/2015	596,000
535,000	iStar Financial, Inc.,
	8.625%, 6/01/2013	489,525
335,000	iStar Financial, Inc., Series B,
	5.125%, 4/01/2011	286,425
254,000	iStar Financial, Inc., Series B,
	5.700%, 3/01/2014	213,360
5,680,000	iStar Financial, Inc., Series B,
	5.950%, 10/15/2013	4,657,600
575,000	Prologis,
	5.625%, 11/15/2015	540,207
470,000	Prologis,
	5.750%, 4/01/2016 (c)	442,644
745,000	Simon Property Group LP,
	5.750%, 12/01/2015	723,037

		177,263,014

	Oil Field Services – 0.1%
600,000	Transocean Sedco Forex, Inc.,
	7.375%, 4/15/2018	653,472
3,840,000	Weatherford International Ltd.,
	6.500%, 8/01/2036	3,757,367

		4,410,839

	Paper – 2.3%
1,395,000	Bowater, Inc.,
	6.500%, 6/15/2013	878,850
575,000	Georgia-Pacific Corp.,
	7.250%, 6/01/2028	480,125
2,460,000	Georgia-Pacific Corp.,
	7.375%, 12/01/2025 (c)	2,078,700
285,000	Georgia-Pacific Corp.,
	7.750%, 11/15/2029	250,800
1,340,000	Georgia-Pacific LLC,
	8.000%, 1/15/2024	1,239,500
2,280,000	Georgia-Pacific LLC,
	8.875%, 5/15/2031	2,109,000
750,000	International Paper Co.,
	4.000%, 4/01/2010	726,094
300,000	International Paper Co.,
	5.250%, 4/01/2016	256,441
989,000	International Paper Co.,
	5.500%, 1/15/2014	908,803
74,330,000	International Paper Co.,
	7.950%, 6/15/2018	73,916,279
22,860,000	Weyerhaeuser Co.,
	6.875%, 12/15/2033	21,225,076

		104,069,668

	Pharmaceuticals – 1.2%
20,830,000	Astrazeneca PLC,
	6.450%, 9/15/2037	21,205,919
28,670,000	Johnson & Johnson,
	5.950%, 8/15/2037	29,763,875
500,000	Schering-Plough Corp.,
	5.550%, 12/01/2013	503,312

		51,473,106

	Pipelines – 5.5%
1,174,000	Colorado Interstate Gas Co.,
	5.950%, 3/15/2015	1,149,938
125,000	Colorado Interstate Gas Co.,
	6.800%, 11/15/2015	127,682
2,010,000	DCP Midstream LP,
	6.450%, 11/03/2036, 144A	1,832,406
2,470,000	El Paso Corp.,
	6.950%, 6/01/2028	2,274,875
540,000	Energy Transfer Partners LP,
	6.125%, 2/15/2017	522,954
1,605,000	Energy Transfer Partners LP,
	6.625%, 10/15/2036	1,493,929
9,455,000	Enterprise Products Operating LP,
	6.300%, 9/15/2017	9,388,890
4,390,000	Kinder Morgan Energy Partners LP,
	5.800%, 3/15/2035	3,808,795
82,600,000	Kinder Morgan Energy Partners LP,
	5.950%, 2/15/2018	80,473,298
310,000	Kinder Morgan Finance,
	5.700%, 1/05/2016	275,900
320,000	Kinder Morgan, Inc., Senior Note,
	5.150%, 3/01/2015	282,400
31,430,000	NGPL Pipeco LLC,
	7.119%, 12/15/2017, 144A	32,123,377
4,665,000	ONEOK Partners LP,
	6.650%, 10/01/2036	4,446,347
10,115,000	Panhandle Eastern Pipeline Co.,
	6.200%, 11/01/2017	9,580,817
48,630,000	Panhandle Eastern Pipeline Co.,
	7.000%, 6/15/2018	48,531,086
2,130,000	Plains All American Pipeline LP,
	6.125%, 1/15/2017	2,093,247
16,025,000	Plains All American Pipeline LP,
	6.500%, 5/01/2018, 144A	15,965,227
4,595,000	Plains All American Pipeline LP,
	6.650%, 1/15/2037	4,285,233
4,215,000	Southern Natural Gas Co.,
	5.900%, 4/01/2017, 144A	4,026,737
2,415,000	Tennessee Gas Pipeline Co.,
	7.000%, 10/15/2028	2,355,246
20,000,000	Texas Eastern Transmission LP,
	6.000%, 9/15/2017, 144A	19,878,000

		244,916,384

	Property & Casualty Insurance – 1.1%
3,460,000	Marsh & McLennan Cos., Inc.,
	5.375%, 7/15/2014	3,359,075
12,652,000	Marsh & McLennan Cos., Inc.,
	5.750%, 9/15/2015	12,543,914
10,125,000	Marsh & McLennan Cos., Inc.,
	5.875%, 8/01/2033	8,495,432
15,875,000	Travelers Cos., Inc. (The),
	6.250%, 6/15/2037	14,756,670
2,830,000	Travelers Property Casualty Corp.,
	6.375%, 3/15/2033	2,702,924
675,000	White Mountains RE Group,
	6.375%, 3/20/2017, 144A	603,964
4,830,000	Willis North America, Inc.,
	6.200%, 3/28/2017 (c)	4,268,005

		46,729,984

	Railroads – 1.1%
1,530,000	Canadian Pacific Railway Co.,
	5.750%, 3/15/2033	1,234,649

6

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount		Description	Value (†)
		Railroads – continued
$15,830,000		Canadian Pacific Railway Co.,
		5.950%, 5/15/2037	$13,134,784
5,000,000		Canadian Pacific Railway Ltd.,
		4.900%, 6/15/2010, (CAD), 144A	4,902,030
10,105,000		CSX Corp.,
		6.000%, 10/01/2036 (c)	8,756,316
18,555,000		CSX Corp.,
		6.250%, 3/15/2018	17,861,878
195,000		Missouri Pacific Railroad Co.,
		4.750%, 1/01/2020	156,000
243,000		Missouri Pacific Railroad Co.,
		4.750%, 1/01/2030	199,260
1,738,000		Missouri Pacific Railroad Co.,
		5.000%, 1/01/2045	1,077,560
1,700,000		Union Pacific Corp.,
		5.375%, 6/01/2033	1,457,568

			48,780,045

		REITs – 1.5%
12,015,000		Camden Property Trust,
		5.700%, 5/15/2017	10,507,598
4,000,000		Colonial Realty LP,
		4.800%, 4/01/2011	3,773,180
625,000		Colonial Realty LP,
		5.500%, 10/01/2015	550,094
525,000		Colonial Realty LP,
		6.050%, 9/01/2016	459,648
4,230,000		Duke Realty LP,
		5.950%, 2/15/2017	3,906,743
20,000,000		Duke Realty LP,
		6.500%, 1/15/2018	19,044,540
5,000,000		Equity One, Inc.,
		6.000%, 9/15/2017	4,393,230
1,010,000		ERP Operating LP,
		5.125%, 3/15/2016	910,780
2,420,000		ERP Operating LP,
		5.750%, 6/15/2017	2,233,742
10,500,000		First Industrial LP,
		5.950%, 5/15/2017	9,225,520
3,500,000		Highwoods Properties, Inc.,
		5.850%, 3/15/2017	3,022,758
2,195,000		Highwoods Properties, Inc.,
		7.500%, 4/15/2018	2,085,592
7,075,000		Realty Income Corp.,
		6.750%, 8/15/2019	6,663,568

			66,776,993

		Restaurants – 0.0%
1,000,000		McDonald’s Corp.,
		3.628%, 10/10/2010, (SGD)	743,968

		Retailers – 3.2%
50,000		Home Depot, Inc.,
		5.400%, 3/01/2016	45,913
31,427,000		Home Depot, Inc.,
		5.875%, 12/16/2036	25,673,533
8,170,000		J.C. Penney Corp., Inc.,
		5.750%, 2/15/2018	7,289,462
15,655,000		J.C. Penney Corp., Inc.,
		6.375%, 10/15/2036	13,074,962
12,000		J.C. Penney Corp., Inc.,
		7.125%, 11/15/2023	11,867
7,385,000		J.C. Penney Corp., Inc.,
		7.400%, 4/01/2037	6,630,733
8,845,000		J.C. Penney Corp., Inc.,
		7.625%, 3/01/2097	7,227,444
7,575,000		Lowes Cos., Inc.,
		6.650%, 9/15/2037	7,383,762
17,730,000		Macy’s Retail Holdings, Inc.,
		6.375%, 3/15/2037	13,655,327
6,715,000		Macy’s Retail Holdings, Inc.,
		6.790%, 7/15/2027	5,505,239
6,730,000		Macy’s Retail Holdings, Inc.,
		6.900%, 4/01/2029	5,687,267
8,240,000		Marks & Spencer PLC,
		7.125%, 12/01/2037, 144A	7,617,221
2,078,000		Target Corp.,
		6.500%, 10/15/2037	1,998,984
37,872,000		Target Corp.,
		7.000%, 1/15/2038	38,829,934

			140,631,648

		Sovereigns – 13.8%
133,990,000		Canadian Government,
		3.750%, 6/01/2012, (CAD)	132,888,856
4,250,000		Canadian Government, 4.000%,
		6/01/2016, (CAD)	4,262,545
26,235,000		Canadian Government,
		4.250%, 9/01/2008, (CAD)	25,786,301
5,600,000		Canadian Government,
		4.250%, 12/01/2008, (CAD)	5,520,369
38,265,000		Canadian Government,
		4.250%, 9/01/2009, (CAD)	37,948,658
275,170,000		Canadian Government,
		5.250%, 6/01/2012, (CAD)	287,629,154
9,600,000		Canadian Government,
		5.500%, 6/01/2010, (CAD)	9,802,883
3,430,000		Canadian Government,
		5.750%, 6/01/2033, (CAD)	4,217,820
4,200,900	(††)	Mexican Fixed Rate Bonds, Series M-20,
		8.000%, 12/07/2023, (MXN)	36,379,205
770,000	(††)	Mexican Fixed Rate Bonds, Series MI-10,
		9.000%, 12/20/2012, (MXN)	7,501,548
29,165,000		New South Wales Treasury Corp., Series 10RG,
		7.000%, 12/01/2010, (AUD)	27,752,007
15,145,000		New South Wales Treasury Corp., Series 12RG,
		6.000%, 5/01/2012, (AUD)	13,887,822
325,000		Republic of Brazil,
		8.875%, 4/15/2024 (c)	413,562
24,705,000		Republic of Brazil,
		10.250%, 1/10/2028, (BRL)	13,022,098
250,000		Republic of Brazil,
		11.000%, 8/17/2040	330,625
6,285,000		Republic of Brazil,
		12.500%, 1/05/2022, (BRL)	3,812,714

			611,156,167

		Supermarkets – 0.4%
1,000,000		Albertson’s, Inc.,
		6.625%, 6/01/2028	857,640
1,900,000		Albertson’s, Inc.,
		7.450%, 8/01/2029	1,797,324
3,340,000		Kroger Co.,
		6.400%, 8/15/2017	3,406,656

7

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Supermarkets – continued
$11,100,000	Safeway, Inc.,
	6.350%, 8/15/2017	$11,423,776

		17,485,396

	Supranational – 1.8%
80,900,000	Eurofima, Series EMTN,
	10.000%, 11/03/2008, (ISK)	1,020,322
90,000,000	Eurofima, Series EMTN,
	11.000%, 2/05/2010, (ISK)	1,152,116
15,500,000	European Investment Bank,
	4.600%, 1/30/2037, (CAD), 144A	14,635,545
113,651,400,000	European Investment Bank, Series EMTN,
	Zero Coupon, 4/24/2013, (IDR), 144A	7,066,849
22,000,000	Inter-American Development Bank, Series EMTN,
	Zero Coupon, 5/11/2009, (BRL)	12,389,495
331,380,000,000	Inter-American Development Bank, Series EMTN,
	Zero Coupon, 5/20/2013, (IDR)	20,691,482
13,265,000	Inter-American Development Bank, Series EMTN,
	6.000%, 12/15/2017, (NZD)	9,300,446
429,100,000	International Bank for Reconstruction & Development,
	9.500%, 5/27/2010, (ISK)	5,464,585
643,900,000	Nordic Investment Bank,
	13.000%, 9/12/2008, (ISK)	8,169,020
26,200,000	Nordic Investment Bank, Series EMTN,
	11.250%, 4/16/2009, (ISK)	331,847

		80,221,707

	Technology – 4.9%
8,895,000	Agilent Technologies, Inc.,
	6.500%, 11/01/2017	8,664,015
2,035,000	Arrow Electronics, Inc.,
	6.875%, 7/01/2013	2,078,358
2,000,000	Arrow Electronics, Inc.,
	6.875%, 6/01/2018	2,006,236
9,000,000	Avnet, Inc.,
	5.875%, 3/15/2014	8,666,199
6,230,000	Avnet, Inc.,
	6.000%, 9/01/2015	6,039,443
1,540,000	Avnet, Inc.,
	6.625%, 9/15/2016	1,539,319
260,000	Corning, Inc.,
	6.850%, 3/01/2029	254,352
6,650,000	Corning, Inc.,
	7.250%, 8/15/2036	6,745,554
56,440,000	Dun & Bradstreet Corp.,
	6.000%, 4/01/2013	56,227,052
8,915,000	Equifax, Inc.,
	7.000%, 7/01/2037	8,204,697
1,660,000	Freescale Semiconductor, Inc.,
	10.125%, 12/15/2016 (c)	1,265,750
2,965,000	Intuit, Inc.,
	5.750%, 3/15/2017	2,784,927
55,000,000	KLA-Tencor Corp.,
	6.900%, 5/01/2018	53,920,130
38,725,000	Koninklijke (Royal) Philips Electronics N.V.,
	6.875%, 3/11/2038	39,980,426
4,700,000	Lucent Technologies, Inc.,
	6.450%, 3/15/2029	3,595,500
4,680,000	Motorola, Inc.,
	5.220%, 10/01/2097	2,603,484
1,000,000	Motorola, Inc.,
	6.500%, 9/01/2025	746,710
4,150,000	Motorola, Inc.,
	6.500%, 11/15/2028	3,241,826
6,145,000	Motorola, Inc.,
	6.625%, 11/15/2037	4,834,308
1,625,000	Motorola, Inc.,
	8.000%, 11/01/2011 (c)	1,659,442
2,920,000	Samsung Electronics Co. Ltd.,
	7.700%, 10/01/2027, 144A	3,145,792

		218,203,520

	Textile – 0.3%
25,000	Kellwood Co.,
	7.625%, 10/15/2017 (d)	16,125
15,228,000	VF Corp.,
	6.450%, 11/01/2037	14,405,277

		14,421,402

	Tobacco – 0.2%
8,305,000	Reynolds American, Inc.,
	6.750%, 6/15/2017	8,261,722
2,035,000	Reynolds American, Inc.,
	7.250%, 6/15/2037	2,002,715

		10,264,437

	Transportation Services – 0.8%
8,390,000	Erac USA Finance Co.,
	6.375%, 10/15/2017, 144A	7,497,304
2,310,000	Erac USA Finance Co.,
	6.700%, 6/01/2034, 144A	1,891,846
31,995,000	Erac USA Finance Co.,
	7.000%, 10/15/2037, 144A	26,612,833

		36,001,983

	Treasuries – 6.4%
279,500,000	U.S. Treasury Notes,
	4.250%, 11/15/2017 (c)	285,504,778

	Wireless – 0.9%
1,000,000	America Movil SAB de CV,
	4.125%, 3/01/2009	1,001,670
1,700,000	Nextel Communications, Inc., Series D,
	7.375%, 8/01/2015	1,411,000
635,000	Nextel Communications, Inc., Series E,
	6.875%, 10/31/2013	536,575
14,820,000	Nextel Communications, Inc., Series F,
	5.950%, 3/15/2014	11,893,050
9,397,000	Sprint Capital Corp.,
	6.875%, 11/15/2028	7,823,002
2,375,000	Sprint Capital Corp.,
	6.900%, 5/01/2019	2,084,063
93,000	Sprint Nextel Corp.,
	6.000%, 12/01/2016	79,980
5,345,000	Vodafone Group PLC,
	5.000%, 9/15/2015	5,057,236
12,805,000	Vodafone Group PLC,
	6.150%, 2/27/2037	11,710,390

		41,596,966

	Wirelines – 2.6%
19,610,000	AT&T Corp.,
	6.500%, 3/15/2029	18,619,617

8

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	Wirelines – continued
$1,205,000	AT&T, Inc.,
	6.150%, 9/15/2034	$1,125,918
14,830,000	AT&T, Inc.,
	6.500%, 9/01/2037	14,352,756
1,590,000	Bell Canada,
	5.000%, 2/15/2017, (CAD)	1,266,168
415,000	Bell Canada,
	7.300%, 2/23/2032, (CAD)	353,472
3,250,000	Bell Canada, Series M-17,
	6.100%, 3/16/2035, (CAD)	2,435,731
8,125,000	BellSouth Corp.,
	6.000%, 11/15/2034	7,440,574
350,000	GTE Corp.,
	6.940%, 4/15/2028	346,499
1,625,000	Koninklijke (Royal) KPN NV,
	8.375%, 10/01/2030	1,868,144
65,000	Level 3 Financing, Inc.,
	8.750%, 2/15/2017 (c)	55,900
560,000	Level 3 Financing, Inc.,
	9.250%, 11/01/2014 (c)	509,600
620,000	New England Telephone & Telegraph,
	7.875%, 11/15/2029	662,889
1,735,000	Qwest Capital Funding, Inc.,
	6.500%, 11/15/2018	1,422,700
2,955,000	Qwest Capital Funding, Inc.,
	6.875%, 7/15/2028 (c)	2,364,000
4,465,000	Qwest Capital Funding, Inc.,
	7.625%, 8/03/2021	3,851,062
1,140,000	Qwest Capital Funding, Inc.,
	7.750%, 2/15/2031	971,850
340,000	Qwest Corp.,
	6.500%, 6/01/2017	303,450
8,275,000	Qwest Corp.,
	6.875%, 9/15/2033	6,826,875
890,000	Qwest Corp.,
	7.200%, 11/10/2026	747,600
1,050,000	Qwest Corp.,
	7.250%, 9/15/2025	929,250
4,295,000	Qwest Corp.,
	7.250%, 10/15/2035	3,607,800
2,470,000	Qwest Corp.,
	7.500%, 6/15/2023	2,198,300
2,905,000	Telecom Italia Capital,
	6.000%, 9/30/2034	2,486,143
2,850,000	Telecom Italia Capital,
	6.375%, 11/15/2033	2,537,267
10,520,000	Telefonica Emisiones SAU,
	7.045%, 6/20/2036	10,796,150
1,000,000	Telekom Malaysia Berhad,
	7.875%, 8/01/2025, 144A	1,134,581
14,445,000	Telus Corp.,
	4.950%, 3/15/2017, (CAD)	13,145,984
7,175,000	Verizon Communications,
	5.850%, 9/15/2035	6,323,937
5,674,000	Verizon Maryland, Inc.,
	5.125%, 6/15/2033	4,381,503
1,330,000	Verizon New York, Inc., Series B,
	7.375%, 4/01/2032	1,351,061

		114,416,781

	Total Non-Convertible Bonds
	(Identified Cost $4,298,703,195)	4,214,202,960

Convertible Bonds – 0.7%
	Independent Energy – 0.1%
500,000	Devon Energy Corp.,
	4.900%, 8/15/2008	928,750
1,750,000	Devon Energy Corp.,
	4.950%, 8/15/2008	3,250,625

		4,179,375

	Media Non-Cable – 0.0%
540,568	Liberty Media LLC,
	3.500%, 1/15/2031	309,475
	Non-Captive Consumer – 0.1%
810,000	Countrywide Financial Corp., Series A,
	Zero Coupon, 4/15/2037	780,637
2,260,000	Countrywide Financial Corp., Series B,
	0.426%, 5/15/2037 (b)	2,115,925

		2,896,562

	Non-Captive Diversified – 0.2%
9,920,000	iStar Financial, Inc.,
	3.291%, 10/01/2012 (b)(c)	7,737,600

	Pharmaceuticals – 0.1%
3,997,000	Vertex Pharmaceuticals, Inc.,
	4.750%, 2/15/2013 (c)	6,295,275
360,000	Watson Pharmaceuticals, Inc.,
	1.750%, 3/15/2023	342,900

		6,638,175

	Technology – 0.0%
710,000	Avnet, Inc.,
	2.000%, 3/15/2034	733,963

	Wireless – 0.1%
5,200,000	NII Holdings, Inc.,
	3.125%, 6/15/2012	4,381,000

	Wirelines – 0.1%
2,735,000	Level 3 Communications, Inc.,
	3.500%, 6/15/2012	2,218,769
230,000	Level 3 Communications, Inc.,
	5.250%, 12/15/2011	208,438
275,000	Level 3 Communications, Inc.,
	6.000%, 9/15/2009	261,937
3,760,000	Level 3 Communications, Inc.,
	6.000%, 3/15/2010 (c)	3,496,800

		6,185,944

	Total Convertible Bonds
	(Identified Cost $31,286,861)	33,062,094

Municipals – 0.9%
	Alabama – 0.0%
1,025,000	Alabama Public School & College Authority ( Capital Improvement),
	4.500%, 12/01/2026	991,298

	California – 0.3%
1,075,000	San Diego Unified School District (Election 1998),
	4.500%, 7/01/2029, Series F-1, (FSA insured)	997,460
480,000	San Jose California Redevelopment Agency Tax Allocation (Merged Area Redevelopment),
	3.750%, 8/01/2028, Series C, (MBIA insured)	388,243

9

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

Principal Amount	Description	Value (†)
	California – continued
$1,305,000	San Jose Redevelopment Agency Tax Allocation (Merged Area),
	3.750%, 8/01/2028, Series C, (MBIA insured)	$1,063,288
1,620,000	State of California,
	4.500%, 8/01/2027, (AMBAC insured)	1,532,520
4,515,000	State of California,
	4.500%, 10/01/2029	4,155,967
1,315,000	State of California,
	4.500%, 8/01/2030, (AMBAC insured)	1,203,370
1,135,000	State of California,
	4.500%, 8/01/2030	1,040,227
840,000	State of California (Various Purpose),
	3.250%, 12/01/2027, (MBIA insured)	641,206
3,965,000	State of California (Various Purpose),
	4.500%, 12/01/2033, (AMBAC insured)	3,566,280
280,000	University of California Regents Medical Center,
	4.750%, 5/15/2031, Series A, (MBIA insured)	267,935

		14,856,496

	District Of Columbia – 0.0%
1,025,000	District of Columbia,
	4.750%, 6/01/2036, Series A, (FGIC insured)	960,282

	Florida – 0.1%
1,025,000	Florida State Turnpike Authority (Department of Transportation),
	3.500%, 7/01/2027, Series A, (MBIA insured)	827,329
1,625,000	Jea, Florida Water & Sewer Systems Revenue,
	4.750%, 10/01/2041, Series B, (MBIA insured)	1,521,942

		2,349,271

	Illinois – 0.1%
1,770,000	Chicago Board of Education,
	4.750%, 12/01/2031, Series B, (FSA insured)	1,735,609
540,000	Chicago O’Hare International Airport,
	4.500%, 1/01/2038, Series A, (FSA insured)	484,466

		2,220,075

	Louisiana – 0.0%
1,025,000	State of Louisiana,
	3.250%, 5/01/2026, Series C, (FSA insured)	813,163

	Massachusetts – 0.0%
1,025,000	Massachusetts School Building Authority,
	4.750%, 8/15/2032, Series A, (AMBAC insured)	1,001,917

	Michigan – 0.1%
620,000	Grosse Pointe Public School System,
	3.000%, 5/01/2027, (FGIC insured)	452,811
2,665,000	Michigan Tobacco Settlement Finance Authority,
	7.309%, 6/01/2034	2,440,021

		2,892,832

	Nebraska – 0.1%
2,560,000	Omaha Public Power District,
	4.500%, 2/01/2034, Series AA, (FGIC insured)	2,315,110

	Ohio – 0.1%
6,570,000	Buckeye Tobacco Settlement Financing Authority, Series A-2,
	5.875%, 6/01/2047	5,482,139

	Texas – 0.1%
2,920,000	Harris County, TX,
	4.500%, 10/01/2031, Series B	2,758,787

	Wisconsin – 0.0%
700,000	Green Bay Wisconsin Water System Revenue,
	3.500%, 11/01/2026, (FSA insured)	586,075
755,000	Green Bay Wisconsin Water System Revenue,
	3.500%, 11/01/2029, (FSA insured)	608,319
260,000	Wisconsin Housing & Economic Development Authority,
	4.900%, 11/01/2035, Series E	246,854

		1,441,248

	Total Municipals
	(Identified Cost $38,597,760)	38,082,618

	Total Bonds and Notes
	(Identified Cost $4,368,587, 816)	4,285,347,672

Shares/ Principal Amount
Short-Term Investments – 8.8% of Net Assets

324,132,504	State Street Navigator Securities Lending Prime Portfolio(e)	324,132,504
$68,273,000	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation,, dated 6/30/08 at 1.300% to be repurchased at $68,275,465 on 7/01/08 collateralized by $9,735,000 Federal Farm Credit Bank, 5.850% due 3/16/2016 valued at $10,075,725; $50,000,000 Federal Home Loan Mortgage Corp., 5.750% due 6/27/2016 valued at $50,500,000; $8,445,000 Federal Home Loan Mortgage Corp., 5.500% due 8/23/2017 valued at $9,067,819 including accrued interest(f)	68,273,000

	Total Short-Term Investments
	(Identified Cost $392,405,504)	392,405,504

	Total Investments - 105.4%
	(Identified Cost $4,760,993,320)(a)	4,677,753,176
	Other assets less liabilities — (5.4)%	(240,379,492)

	Net Assets — 100.0%	$4,437,373,684

10

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $4,762,644,723 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$73,364,943
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(158,256,490)

Net unrealized depreciation	$(84,891,547)

At September 30, 2007, the Fund had capital loss carryforward of approximately $1,968,385 of which $215,200 expires on September 30, 2014 and $1,753,185 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.
(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $319,082,025 and $324,132,504, respectively.
(d)	Illiquid Security. At June 30, 2008, the value of these securities amounted to $2,569,330 or 0.1% of net assets.
(e)	Represents investment of securities lending collateral.
(f)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

11

LOOMIS SAYLES INVESTMENT GRADE BOND FUND - PORTFOLIO OF INVESTMENTS (continued)

Investments as of June 30, 2008 (Unaudited)

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $444,825,321 or 10.0% of net assets.

ABS	Asset-Back Securities
AMBAC	American Municipal Bond Assurance Corp.
EMTN	Euro Medium Term Note
FGIC	Financial Guarantee Insurance Company
FSA	Financial Security Assurance, Inc.
GMTN	Global Medium Term Note
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Iceland Krona
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
SGD	Singapore Dollar
THB	Thailand Baht

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Net Asset Summary at June 30, 2008 (Unaudited)

Sovereigns	13.8%
Treasuries	6.4
Electric	6.0
Pipelines	5.5
Technology	4.9
Non-Captive Diversified	4.2
Brokerage	4.0
Healthcare	3.6
Non-Captive Consumer	3.3
Retailers	3.2
Media Cable	3.0
Banking	2.7
Wirelines	2.7
Paper	2.3
Independent Energy	2.2
Chemicals	2.1
Other Investments, less than 2% each	26.7
Short-Term Investments	8.8

Total Investments	105.4
Other assets less liabilities	(5.4)

Net Assets	100.0%

Currency Exposure at June 30, 2008 as a Percentage of Net Assets (Unaudited)

United States Dollar	83.3%
Canadian Dollar	13.3
Other Investments, less than 2% each	8.8

Total Investments	105.4
Other assets less than liabilities	(5.4)

Net Assets	100.0%

12

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – 89.7% of Net Assets
NON-CONVERTIBLE BONDS – 88.3%
ABS Auto Loan – 0.1%
ARG Funding Corp., Series 2005-2A, Class A5, 2.642%, 5/20/2011, 144A(b)		$300,000	$274,782

Aerospace & Defense – 0.1%
Boeing Capital Corp., 6.500%, 2/15/2012(c)		165,000	175,118

Airlines – 1.7%
Delta Air Lines, Inc., Class B, Series 2007-1, 8.021%, 8/10/2022		2,370,264	1,872,509
Qantas Airways Ltd., 6.050%, 4/15/2016, 144A		3,455,000	3,131,985

			5,004,494

Asset-Backed Securities – 1.1%
CNH Equipment Trust, Series 2004-A, Series A4B, 3.480%, 9/15/2011		171,209	171,276
Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029		2,500,000	2,234,824
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021		359,206	324,509
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021		455,000	209,784
Countrywide Asset-Backed Certificates, Series 2006-S4, Class A3, 5.804%, 7/25/2034		500,000	344,321
Navistar Financial Corp. Owner Trust, Series 2005-A, Class A3, 4.220%, 2/15/2010		54,329	54,446

			3,339,160

Automotive – 0.5%
Ford Motor Co., 6.375%, 2/01/2029		2,665,000	1,399,125
Ford Motor Credit Co. LLC, 7.375%, 10/28/2009		150,000	136,617
General Motors Corp., 8.250%, 7/15/2023(c)		50,000	29,125

			1,564,867

Banking – 7.2%
BAC Capital Trust VI, 5.625%, 3/08/2035		1,045,000	850,916
Barclays Financial LLC, 4.060%, 9/16/2010, 144A	KRW	940,000,000	905,358
Barclays Financial LLC, 4.160%, 2/22/2010, 144A	THB	70,000,000	2,037,468
Barclays Financial LLC, 4.460%, 9/23/2010, 144A	KRW	1,950,000,000	1,894,169
Barclays Financial LLC, Series EMTN, 4.100%, 3/22/2010, 144A	THB	17,000,000	494,152
BNP Paribas SA, Series EMTN, Zero Coupon Bond, 6/13/2011, 144A	IDR	7,484,000,000	574,044
Citibank NA, 15.000%, 7/02/2010, 144A	BRL	4,000,000	2,611,715
Countrywide Financial Corp., 6.250%, 5/15/2016(c)		230,000	204,779
HSBC Bank USA, Zero Coupon Bond, 4/18/2012, 144A	MYR	2,015,000	572,649
HSBC Bank USA, 3.310%, 8/25/2010, 144A		2,000,000	2,346,600
JPMorgan Chase & Co., Zero Coupon Bond, 5/17/2010, 144A	BRL	8,035,000	3,836,481
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	8,972,574,000	706,323
JPMorgan Chase & Co., Zero Coupon Bond, 3/28/2011, 144A	IDR	5,376,000,000	422,791
JPMorgan Chase & Co., 6.750%, 2/01/2011		60,000	62,275
JPMorgan Chase & Co., Series EMTN, Zero Coupon Bond, 6/08/2012, 144A	MYR	1,663,795	433,376
JPMorgan Chase London, Zero Coupon Bond, 10/21/2010, 144A	IDR	9,533,078,500	792,321

1

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Banking – continued
Rabobank Nederland, Series EMTN, 14.000%, 1/28/2009, 144A	ISK	220,000,000	$2,802,505
Washington Mutual Finance Corp., 6.875%, 5/15/2011		135,000	138,489

			21,686,411

Brokerage – 2.7%
Bear Stearns Co., Inc. (The), 5.550%, 1/22/2017(c)		230,000	212,572
Lehman Brothers Holdings, Inc., (fixed rate to 5/3/2027, variable rate thereafter), 6.000%, 5/03/2032		70,000	53,518
Lehman Brothers Holdings, Inc., 6.875%, 7/17/2037		1,650,000	1,420,317
Lehman Brothers Holdings, Inc., Series G, MTN, 3.950%, 11/10/2009		230,000	222,512
Merrill Lynch & Co., Inc., 6.110%, 1/29/2037		3,670,000	2,914,736
Merrill Lynch & Co., Inc., Series C, MTN, 5.000%, 1/15/2015		235,000	214,131
Morgan Stanley, 4.750%, 4/01/2014		245,000	223,251
Morgan Stanley, Series F, MTN, 6.625%, 4/01/2018		3,045,000	2,885,214

			8,146,251

Building Materials – 0.2%
Masco Corp., 5.850%, 3/15/2017		500,000	453,195

Chemicals – 1.7%
Lubrizol Corp., 6.500%, 10/01/2034		2,005,000	1,822,777
Methanex Corp., 6.000%, 8/15/2015		980,000	911,800
PPG Industries, Inc., 6.650%, 3/15/2018		2,410,000	2,456,243

			5,190,820

Distributors – 0.7%
Equitable Resources, Inc., 6.500%, 4/01/2018		2,150,000	2,153,100

Diversified Manufacturing – 0.1%
General Electric Co., 5.000%, 2/01/2013		310,000	312,231

Electric – 5.1%
Ameren Energy Generating Co., 7.000%, 4/15/2018, 144A		2,800,000	2,803,903
Baltimore Gas & Electric Co., 5.200%, 6/15/2033		500,000	390,466
Bruce Mansfield Unit, 6.850%, 6/01/2034		1,550,000	1,551,906
Cleveland Electric Illuminating Co. (The), 5.950%, 12/15/2036		960,000	813,235
Commonwealth Edison Co., 4.700%, 4/15/2015		555,000	515,578
Commonwealth Edison Co., 4.750%, 12/01/2011(d)		41,000	38,242
Commonwealth Edison Co., 5.875%, 2/01/2033		1,180,000	1,066,926
Dominion Resources, Inc., 5.950%, 6/15/2035		385,000	345,536
Duke Energy Carolinas, 4.200%, 10/01/2008		460,000	460,660
Empresa Nacional de Electricidad SA (Endesa-Chile), 7.875%, 2/01/2027		1,000,000	1,089,764
Illinois Power Co., 6.250%, 4/01/2018, 144A		3,385,000	3,258,594
MidAmerican Energy Holdings Co., 6.125%, 4/01/2036		445,000	427,318
MidAmerican Energy Holdings Co., 6.500%, 9/15/2037		1,035,000	1,045,321
Nisource Finance Corp., 6.150%, 3/01/2013		195,000	194,487
Nisource Finance Corp., 6.400%, 3/15/2018		1,255,000	1,211,243

			15,213,179

Entertainment – 1.1%
Time Warner, Inc., 6.500%, 11/15/2036		410,000	364,981
Time Warner, Inc., 6.625%, 5/15/2029		870,000	791,679

2

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Entertainment – continued
Time Warner, Inc., 6.950%, 1/15/2028		$375,000	$359,822
Time Warner, Inc., 7.625%, 4/15/2031		245,000	248,735
Time Warner, Inc., 7.700%, 5/01/2032		160,000	163,809
Viacom, Inc., Class B, 6.875%, 4/30/2036		1,325,000	1,244,290

			3,173,316

Food & Beverage – 1.5%
Anheuser-Busch Cos, Inc., 5.950%, 1/15/2033		995,000	878,589
Anheuser-Busch Cos, Inc., 6.450%, 9/01/2037(c)		1,270,000	1,213,782
Cia Brasileira de Bebidas, 8.750%, 9/15/2013		1,025,000	1,158,250
Kraft Foods, Inc., 6.250%, 6/01/2012		210,000	214,534
Kraft Foods, Inc., 6.500%, 11/01/2031		960,000	888,532

			4,353,687

Foreign Local Governments – 0.8%
Province of Alberta, 5.000%, 12/16/2008	CAD	2,000,000	1,977,974
Province of Alberta, 5.930%, 9/16/2016	CAD	431,408	458,137

			2,436,111

Government Owned - No Guarantee – 0.0%
Pemex Project Funding Master Trust, 6.125%, 8/15/2008		11,000	11,044

Healthcare – 1.3%
Covidien International Finance SA, 6.000%, 10/15/2017		900,000	910,884
Covidien International Finance SA, 6.550%, 10/15/2037		900,000	907,749
HCA, Inc., 5.750%, 3/15/2014		1,020,000	849,150
HCA, Inc., 6.250%, 2/15/2013		195,000	169,162
HCA, Inc., 6.375%, 1/15/2015		95,000	78,850
HCA, Inc., 6.500%, 2/15/2016		55,000	45,788
HCA, Inc., 6.750%, 7/15/2013		30,000	26,325
HCA, Inc., 7.050%, 12/01/2027		100,000	75,729
HCA, Inc., 7.190%, 11/15/2015		190,000	163,660
HCA, Inc., 7.500%, 12/15/2023		75,000	60,984
HCA, Inc., 7.580%, 9/15/2025		10,000	8,111
HCA, Inc., 7.690%, 6/15/2025		175,000	143,109
HCA, Inc., 7.750%, 7/15/2036		305,000	241,205
HCA, Inc., 8.360%, 4/15/2024		305,000	259,601

			3,940,307

Home Construction – 2.7%
Centex Corp., 5.250%, 6/15/2015		380,000	300,200
Lennar Corp., Series B, 5.600%, 5/31/2015		1,250,000	914,062
Lennar Corp., Series B, 6.500%, 4/15/2016		770,000	590,013
Pulte Homes, Inc., 5.200%, 2/15/2015		1,265,000	1,030,975
Pulte Homes, Inc., 6.000%, 2/15/2035		3,340,000	2,605,200
Pulte Homes, Inc., 6.375%, 5/15/2033		1,455,000	1,127,625
Toll Brothers Finance Corp., 5.150%, 5/15/2015		1,725,000	1,493,857

			8,061,932

Hybrid ARMS – 0.5%
Federal National Mortgage Association, 6.045%, 2/01/2037(b)		425,579	435,400
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.365%, 9/25/2036(b)		579,473	456,818

3

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Hybrid ARMS – continued
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.589%, 7/25/2035(b)		$431,105	$395,126
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.995%, 10/25/2035(b)		339,335	323,818

			1,611,162

Independent Energy – 2.8%
Anadarko Petroleum Corp., 5.950%, 9/15/2016		1,365,000	1,365,733
Anadarko Petroleum Corp., 6.450%, 9/15/2036		1,215,000	1,199,312
Apache Corp., 6.000%, 1/15/2037		1,940,000	1,903,588
Questar Market Resources, Inc., 6.800%, 4/01/2018		3,365,000	3,287,885
Talisman Energy, Inc., 5.850%, 2/01/2037		15,000	12,924
XTO Energy, Inc., 6.100%, 4/01/2036		65,000	61,910
XTO Energy, Inc., 6.750%, 8/01/2037		435,000	441,096

			8,272,448

Local Authorities – 1.3%
Queensland Treasury Corp., Series 11G, 6.000%, 6/14/2011	AUD	1,735,000	1,608,712
Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046		2,880,000	2,427,610

			4,036,322

Media Cable – 2.9%
Comcast Corp., 5.650%, 6/15/2035		2,090,000	1,775,948
Comcast Corp., 6.450%, 3/15/2037		1,230,000	1,144,750
Comcast Corp., 6.500%, 11/15/2035		1,570,000	1,492,481
Comcast Corp., 6.950%, 8/15/2037		1,925,000	1,893,409
Time Warner Cable, Inc., 6.750%, 7/01/2018		2,500,000	2,516,578

			8,823,166

Media Non-Cable – 1.0%
Clear Channel Communications, Inc., 5.750%, 1/15/2013		250,000	168,437
News America, Inc., 6.200%, 12/15/2034		950,000	876,073
News America, Inc., 6.400%, 12/15/2035		1,980,000	1,873,710

			2,918,220

Metals & Mining – 0.0%
Teck Cominco Ltd., 7.000%, 9/15/2012		100,000	106,796

Mortgage Related – 6.4%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.180%, 9/10/2047(b)		160,000	153,787
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2, 5.334%, 9/10/2045, Class A		220,000	218,628
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040		280,000	279,810
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4, 5.537%, 10/12/2041		360,000	344,453
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046		155,000	154,224
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)		480,000	469,465
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020		334,093	313,629
Federal Home Loan Mortgage Corp., 4.000%, 7/01/2019		333,785	316,094

4

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal Home Loan Mortgage Corp., 4.500%, 4/01/2019	$674,727	$657,943
Federal Home Loan Mortgage Corp., 5.000%, 5/01/2034	211,742	204,208
Federal Home Loan Mortgage Corp., 5.500%, 8/01/2033	530,247	525,359
Federal Home Loan Mortgage Corp., 5.500%, 2/01/2037	613,385	605,238
Federal Home Loan Mortgage Corp., 6.000%, 2/01/2020	229,893	235,582
Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	432,333	439,215
Federal Home Loan Mortgage Corp., 6.500%, 10/15/2008	19,134	19,114
Federal Home Loan Mortgage Corp., 10.000%, 8/01/2018	3,698	4,181
Federal Home Loan Mortgage Corp., 10.000%, 10/01/2018	2,461	2,776
Federal Home Loan Mortgage Corp., 10.250%, 12/01/2009	2,715	2,747
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035	675,000	668,884
Federal National Mortgage Association, 4.000%, 1/01/2020	179,970	170,544
Federal National Mortgage Association, 4.500%, 3/01/2035	273,541	254,550
Federal National Mortgage Association, 4.500%, 9/01/2035	381,402	353,944
Federal National Mortgage Association, 5.000%, 2/01/2018	114,168	114,060
Federal National Mortgage Association, 5.000%, 6/01/2020	328,828	326,769
Federal National Mortgage Association, 5.000%, 4/01/2034	203,109	195,687
Federal National Mortgage Association, 5.000%, 5/01/2034	208,721	201,093
Federal National Mortgage Association, 5.000%, 5/01/2035	373,865	359,618
Federal National Mortgage Association, 5.000%, 6/01/2035	262,604	252,597
Federal National Mortgage Association, 5.000%, 6/01/2035	151,686	145,906
Federal National Mortgage Association, 5.000%, 8/01/2035	373,300	359,075
Federal National Mortgage Association, 5.500%, 9/01/2016	77,099	78,423
Federal National Mortgage Association, 5.500%, 8/01/2019	51,153	51,872

5

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal National Mortgage Association, 5.500%, 12/01/2032	$119,954	$119,015
Federal National Mortgage Association, 5.500%, 1/01/2033	264,020	261,953
Federal National Mortgage Association, 5.500%, 6/01/2033	394,206	391,348
Federal National Mortgage Association, 5.500%, 7/01/2033	581,291	576,375
Federal National Mortgage Association, 5.500%, 9/01/2034	230,949	228,563
Federal National Mortgage Association, 5.500%, 3/01/2035	79,590	78,768
Federal National Mortgage Association, 5.500%, 3/01/2035	66,065	65,321
Federal National Mortgage Association, 5.500%, 5/01/2035	79,241	78,348
Federal National Mortgage Association, 5.500%, 8/01/2035	149,018	147,339
Federal National Mortgage Association, 5.500%, 12/01/2035	330,671	326,945
Federal National Mortgage Association, 5.500%, 1/01/2036	17,753	17,553
Federal National Mortgage Association, 5.500%, 2/01/2036	7,642	7,556
Federal National Mortgage Association, 5.500%, 4/01/2036	416,452	411,759
Federal National Mortgage Association, 5.500%, 6/01/2036	98,066	96,838
Federal National Mortgage Association, 5.734%, 9/01/2036(b)	450,882	461,182
Federal National Mortgage Association, 6.000%, 12/01/2018	29,529	30,227
Federal National Mortgage Association, 6.000%, 12/01/2020	36,129	37,082
Federal National Mortgage Association, 6.000%, 3/01/2021	349,032	359,001
Federal National Mortgage Association, 6.000%, 10/01/2028	29,519	30,063
Federal National Mortgage Association, 6.000%, 10/01/2033	634,888	644,200
Federal National Mortgage Association, 6.500%, 2/01/2011	4,452	4,633
Federal National Mortgage Association, 6.500%, 10/01/2031	92,607	96,194
Federal National Mortgage Association, 6.500%, 10/01/2033	44,576	46,218
Federal National Mortgage Association, 6.500%, 10/01/2033	90,802	94,149

6

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal National Mortgage Association, 6.500%, 10/01/2033	$63,938	$66,294
Federal National Mortgage Association, 6.500%, 11/01/2033	91,416	94,785
Federal National Mortgage Association, 7.000%, 4/25/2020	45,048	47,263
Government National Mortgage Association, 6.500%, 2/20/2028	153,550	159,258
Government National Mortgage Association, 7.000%, 11/20/2025	5,840	6,224
Government National Mortgage Association, 10.000%, 5/15/2018	15,606	17,429
Government National Mortgage Association, 10.000%, 8/15/2018	9,909	11,110
Government National Mortgage Association, 10.000%, 12/15/2018	49,017	54,959
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037	485,000	484,004
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039	805,000	755,082
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4, 5.560%, 11/10/2039	350,000	335,066
JP Morgan Chase Commercial Mortgage Securities Corp.,Series 2006-LDP7, Class A4, 5.875%, 4/15/2045(b)	600,000	589,370
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.739%, 7/15/2030	480,000	449,923
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 5.883%, 6/15/2038(b)	180,000	177,253
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	390,000	368,998
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040	915,000	892,460
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(b)	335,000	333,616
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)	235,000	231,520
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042	350,000	332,343
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047	425,000	400,880
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021	345,121	303,707

		19,201,649

Non-Captive Consumer – 1.9%
American General Finance Corp., Series H, 5.375%, 10/01/2012	45,000	41,894
American General Finance Corp., Series J, MTN, 6.900%, 12/15/2017	2,815,000	2,453,456
Countrywide Financial Corp., Series A, MTN, 3.079%, 12/19/2008(b)	50,000	48,752
Countrywide Home Loans, Inc., Series L, MTN, 4.000%, 3/22/2011	144,000	131,095

7

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Non-Captive Consumer – continued
HSBC Finance Corp., 8.000%, 7/15/2010		$205,000	$214,369
Residential Capital LLC, 8.500%, 6/01/2012		380,000	148,200
Residential Capital LLC, 8.875%, 6/30/2015(c)		155,000	60,450
SLM Corp., 6.500%, 6/15/2010	NZD	970,000	658,278
SLM Corp., Series A, MTN, 8.450%, 6/15/2018		1,905,000	1,827,535

			5,584,029

Non-Captive Diversified – 3.3%
CIT Group Funding Co. of Canada, 5.200%, 6/01/2015		180,000	123,981
CIT Group, Inc., 5.000%, 2/13/2014		235,000	168,750
CIT Group, Inc., 5.000%, 2/01/2015		55,000	38,030
CIT Group, Inc., 5.125%, 9/30/2014		450,000	322,312
CIT Group, Inc., 5.400%, 2/13/2012		30,000	23,815
CIT Group, Inc., 5.400%, 1/30/2016		60,000	41,322
CIT Group, Inc., 5.650%, 2/13/2017		215,000	148,317
CIT Group, Inc., 5.800%, 7/28/2011(c)		240,000	194,153
CIT Group, Inc., 5.800%, 10/01/2036		610,000	469,517
CIT Group, Inc., 5.850%, 9/15/2016		15,000	10,350
CIT Group, Inc., 6.000%, 4/01/2036		925,000	696,812
General Electric Capital Corp., 6.500%, 9/28/2015	NZD	5,535,000	3,630,402
General Electric Capital Corp., Series A, MTN, 6.000%, 6/15/2012		735,000	759,539
General Electric Capital Corp., Series EMTN, 6.750%, 9/26/2016	NZD	400,000	262,256
GMAC LLC, 5.625%, 5/15/2009(c)		1,330,000	1,231,446
GMAC LLC, 6.000%, 12/15/2011		1,205,000	829,212
International Lease Finance Corp., 4.350%, 9/15/2008		50,000	49,918
International Lease Finance Corp., 6.375%, 3/15/2009		725,000	721,500
Prologis, 5.625%, 11/15/2015		40,000	37,580
Prologis, 5.750%, 4/01/2016(c)		35,000	32,963
Simon Property Group LP, 5.750%, 12/01/2015		55,000	53,378

			9,845,553

Oil Field Services – 0.1%
Weatherford International Ltd., 6.500%, 8/01/2036		195,000	190,804

Paper – 0.9%
Georgia-Pacific Corp., 7.250%, 6/01/2028		1,500,000	1,252,500
International Paper Co., 4.000%, 4/01/2010		500,000	484,063
International Paper Co., 4.250%, 1/15/2009		1,000,000	996,727

			2,733,290

Pipelines – 3.0%
DCP Midstream LP, 6.450%, 11/03/2036, 144A		635,000	578,894
El Paso Corp., 6.950%, 6/01/2028		350,000	322,351
Enterprise Products Operating LP, 6.300%, 9/15/2017		680,000	675,245
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014		145,000	136,399
Kinder Morgan Energy Partners LP, 5.950%, 2/15/2018		5,300,000	5,163,541
NGPL Pipeco LLC, 7.119%, 12/15/2017, 144A		965,000	986,289
Southern Natural Gas Co., 5.900%, 4/01/2017, 144A		810,000	773,821

8

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)		Value (†)
BONDS AND NOTES – continued
Pipelines – continued
Spectra Energy Capital LLC, 5.500%, 3/01/2014(c)		$230,000		$223,278

				8,859,818

Property & Casualty Insurance – 1.6%
Allstate Corp., 5.950%, 4/01/2036		470,000		414,424
Marsh & McLennan Cos., Inc., 5.375%, 7/15/2014		65,000		63,104
Marsh & McLennan Cos., Inc., 5.750%, 9/15/2015		1,842,000		1,826,264
Marsh & McLennan Cos., Inc., 5.875%, 8/01/2033		2,360,000		1,980,170
Progressive Corp., 7.000%, 10/01/2013		150,000		158,983
Willis North America, Inc., 6.200%, 3/28/2017		225,000		198,820

				4,641,765

Railroads – 0.9%
Canadian Pacific Railway Co., 5.950%, 5/15/2037		115,000		95,420
Canadian Pacific Railway Ltd., 4.900%, 6/15/2010, 144A	CAD	1,000,000		980,406
CSX Corp., 6.000%, 10/01/2036(c)		210,000		181,972
CSX Corp., 6.250%, 3/15/2018		670,000		644,972
Missouri Pacific Railroad Co., 5.000%, 1/01/2045		190,000		117,800
Union Pacific Corp., 3.875%, 2/15/2009		325,000		324,465
Union Pacific Corp., 5.375%, 6/01/2033		415,000		355,818

				2,700,853

Real Estate Investment Trusts – 1.8%
Camden Property Trust, 5.700%, 5/15/2017		640,000		559,706
Colonial Realty LP, 4.800%, 4/01/2011		1,840,000		1,735,663
Colonial Realty LP, 5.500%, 10/01/2015		290,000		255,243
Duke Realty LP, 5.950%, 2/15/2017		90,000		83,122
Equity One, Inc., 6.000%, 9/15/2017		1,000,000		878,646
ERP Operating LP, 5.125%, 3/15/2016		30,000		27,053
ERP Operating LP, 5.750%, 6/15/2017(c)		180,000		166,146
Highwoods Properties, Inc., 5.850%, 3/15/2017		80,000		69,092
Highwoods Properties, Inc., 7.500%, 4/15/2018		1,075,000		1,021,418
Realty Income Corp., 6.750%, 8/15/2019		500,000		470,923

				5,267,012

Retailers – 1.1%
J.C. Penney Corp., Inc., 6.375%, 10/15/2036		230,000		192,095
Lowes Cos., Inc., 6.650%, 9/15/2037		975,000		950,385
Macy’s Retail Holdings, Inc., 5.350%, 3/15/2012		355,000		329,869
Macy’s Retail Holdings, Inc., 6.375%, 3/15/2037		2,275,000		1,752,164

				3,224,513

Sovereigns – 11.8%
Canadian Government, 3.750%, 6/01/2012	CAD	3,340,000		3,312,552
Canadian Government, 4.000%, 6/01/2016	CAD	1,000,000		1,002,952
Canadian Government, 4.250%, 9/01/2008	CAD	5,410,000		5,317,473
Canadian Government, 4.250%, 9/01/2009	CAD	4,070,000		4,036,353
Canadian Government, 5.250%, 6/01/2012	CAD	11,565,000		12,088,640
Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023	MXN	140,000	(††)	1,212,380
Mexican Fixed Rate Bonds, Series MI-10, 9.000%, 12/20/2012	MXN	460,000	(††)	4,481,444
New South Wales Treasury Corp., Series 10RG, 7.000%, 12/01/2010	AUD	2,625,000		2,497,823

9

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

		Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Sovereigns – continued
New South Wales Treasury Corp., Series 12RG, 6.000%, 5/01/2012	AUD	1,355,000	$1,242,522

			35,192,139

Supranational – 3.3%
European Investment Bank, 4.600%, 1/30/2037, 144A	CAD	1,900,000	1,794,034
Inter-American Development Bank, Series EMTN, Zero Coupon Bond, 5/11/2009	BRL	9,000,000	5,068,430
Inter-American Development Bank, Series EMTN, 6.000%, 12/15/2017	NZD	4,375,000	3,067,430

			9,929,894

Technology – 4.2%
Avnet, Inc., 6.000%, 9/01/2015		1,970,000	1,909,744
Avnet, Inc., 6.625%, 9/15/2016		270,000	269,881
Corning, Inc., 6.850%, 3/01/2029		10,000	9,783
Corning, Inc., 7.250%, 8/15/2036		1,565,000	1,587,487
Dun & Bradstreet Corp., 6.000%, 4/01/2013		1,970,000	1,962,567
International Business Machines Corp., 4.750%, 11/29/2012		795,000	806,003
Intuit, Inc., 5.750%, 3/15/2017		635,000	596,435
KLA-Tencor Corp., 6.900%, 5/01/2018		1,370,000	1,343,101
Koninklijke (Royal) Philips Electronics N.V., 6.875%, 3/11/2038		2,745,000	2,833,990
Motorola, Inc., 5.220%, 10/01/2097		1,000,000	556,300
Motorola, Inc., 6.500%, 9/01/2025		190,000	141,875
Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A		500,000	538,663

			12,555,829

Textile – 0.2%
Kellwood Co., 7.625%, 10/15/2017(d)		1,000,000	645,000

Tobacco – 0.3%
Reynolds American, Inc., 6.750%, 6/15/2017		735,000	731,170
Reynolds American, Inc., 7.250%, 6/15/2037		195,000	191,906

			923,076

Transportation Services – 1.3%
APL Ltd., 8.000%, 1/15/2024(d)		100,000	83,000
Atlas Air, Inc., Series B, 7.680%, 1/02/2014(e)		3,429,237	3,669,284

			3,752,284

Treasuries – 3.1%
U.S. Treasury Bonds, 4.750%, 2/15/2037(c)		1,390,000	1,435,392
U.S. Treasury Bonds, 5.375%, 2/15/2031(c)		5,985,000	6,649,897
U.S. Treasury Bonds, 6.000%, 2/15/2026(c)		330,000	386,487
U.S. Treasury Notes, 4.250%, 11/15/2013(c)		330,000	344,386
U.S. Treasury STRIPS, Zero Coupon Bond, 2/15/2036(c)		1,885,000	536,707

			9,352,869

Wireless – 1.1%
America Movil SAB de CV, 4.125%, 3/01/2009		500,000	500,835
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		140,000	118,300
Nextel Communications, Inc., Series F, 5.950%, 3/15/2014		470,000	377,175
Sprint Capital Corp., 6.875%, 11/15/2028		359,000	298,867
Sprint Nextel Corp., 6.000%, 12/01/2016		366,000	314,760
Telefonica Emisones SAU, 6.421%, 6/20/2016		185,000	187,789

10

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Principal Amount (‡)	Value (†)
BONDS AND NOTES – continued
Wireless – continued
Vodafone Group PLC, 6.150%, 2/27/2037	$1,725,000	$1,577,542

		3,375,268

Wirelines – 4.9%
AT&T Corp., 6.500%, 3/15/2029	1,310,000	1,243,840
AT&T, Inc., 6.150%, 9/15/2034	545,000	509,233
AT&T, Inc., 6.500%, 9/01/2037	965,000	933,945
BellSouth Corp., 6.000%, 11/15/2034(c)	1,875,000	1,717,055
GTE Corp., 6.940%, 4/15/2028	50,000	49,500
New England Telephone & Telegraph, 7.875%, 11/15/2029	570,000	609,430
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	500,000	410,000
Telefonica Emisiones SAU, 7.045%, 6/20/2036	4,075,000	4,181,969
Verizon Communications, 5.850%, 9/15/2035	3,715,000	3,274,345
Verizon Maryland, Inc., 5.125%, 6/15/2033	290,000	223,940
Verizon New York, Inc., Series B, 7.375%, 4/01/2032	1,110,000	1,127,577
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	505,000	488,175

		14,769,009

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $265,905,734)		264,002,773

CONVERTIBLE BONDS – 0.9%
Independent Energy – 0.4%
Devon Energy Corp., 4.900%, 8/15/2008	200,000	371,500
Devon Energy Corp., 4.950%, 8/15/2008	500,000	928,750

		1,300,250

Non-Captive Consumer – 0.1%
Countrywide Financial Corp., Series A, Zero Coupon Bond, 4/15/2037	99,000	95,411
Countrywide Financial Corp., Series B, 0.426%, 5/15/2037(b)(c)	265,000	248,107

		343,518

Pharmaceuticals – 0.2%
Vertex Pharmaceuticals, Inc., 4.750%, 2/15/2013	298,000	469,350
Watson Pharmaceuticals, Inc., 1.750%, 3/15/2023(c)	125,000	119,062

		588,412

Technology – 0.2%
Avnet, Inc., 2.000%, 3/15/2034	430,000	444,513
Maxtor Corp., 5.750%, 3/01/2012(d)	54,000	50,760
Richardson Electronics Ltd., 7.750%, 12/15/2011	44,000	36,300

		531,573

Transportation Services – 0.0%
Builders Transportation, Inc., 6.500%, 5/01/2011(f)	129,000	—

TOTAL CONVERTIBLE BONDS
(Identified Cost $2,027,892)		2,763,753

MUNICIPALS – 0.5%
Michigan – 0.3%
Michigan Tobacco Settlement Finance Authority, 7.309%, 6/01/2034	1,085,000	993,404

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	750,000	625,815

11

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

	Shares	Value (†)
Municipal – continued
TOTAL MUNICIPALS
(Identified Cost $1,813,145)		$1,619,219

TOTAL BONDS AND NOTES
(Identified Cost $269,746,771)		268,385,745

PREFERRED STOCKS – 0.9%

NON-CONVERTIBLE PREFERRED STOCKS – 0.4%
Banking – 0.2%
Bank of America Corp., 7.25	540	477,900

Brokerage – 0.1%
Lehman Brothers Holdings, Inc., 7.250%	509	409,455

Diversified Financial Services – 0.0%
CIT Group, Inc., 6.350%	5,691	72,560

Electric Utilities – 0.1%
Connecticut Light & Power Co., 2.200%	263	9,468
MDU Resources Group, Inc., 5.100%	307	30,719
Public Service Electric & Gas Co., 4.080%(c)	400	29,016
San Diego Gas & Electric Co., 4.500%	100	1,580
Union Electric Co., 4.500%	3,160	243,320

		314,103

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $1,278,047)		1,274,018

CONVERTIBLE PREFERRED STOCKS – 0.5%
Consumer Products – 0.5%
Newell Financial Trust I, 5.250%, 12/01/2027
(Identified Cost $1,294,828)	33,050	1,487,250

TOTAL PREFERRED STOCKS
(Identified Cost $2,572,875)		2,761,268

	Principal Amount (‡)
SHORT-TERM INVESTMENTS – 5.3%
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/08 at 1.300% to be repurchased at $1,400,051 on 7/01/08 collateralized by $1,330,000 Federal Home Loan Mortgage Corp., 5.500% due 8/23/2017 with a value of $1,428,088 including accrued interest(g)	$1,400,000	1,400,000

	Shares
State Street Navigator Securities Lending Prime Portfolio(h)	14,434,648	14,434,648

Total Short-Term Investments
(Identified Cost $15,834,648)		15,834,648

12

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

Value (†)
TOTAL INVESTMENTS – 95.9%
(Identified Cost $288,154,294)(a)	286,981,661
Other assets less liabilities—4.1%	12,168,411

NET ASSETS – 100.0%	$299,150,072

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2008, the net unrealized depreciation on investments based on a cost of $288,286,226 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,907,600
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,212,165)

Net unrealized depreciation	$(1,304,565)

At September 30, 2007, the Fund had a capital loss carryover of approximately $332,729 of which $309,092 expires on September 30, 2014 and $23,637 expires on September 30, 2015. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.

13

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

(c)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned securities for non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $14,244,042 and $14,434,648, respectively.
(d)	Illiquid security. At June 30, 2008, the value of these securities amounted to $817,002 or 0.3% of net assets.
(e)	Non-income producing security.
(f)	Bankrupt issuer. Security remains in the Portfolio of Investments pending final resolution of bankruptcy proceedings.
(g)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
(h)	Represents investments of security lending collateral.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $35,551,323 or 11.9% of total net assets.

EMTN	Euro Medium Term Note
MTN	Medium Term Note

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; IDR: Indonesian Rupiah; ISK: Iceland Krona; KRW: South Korean Won; MXN: Mexican Peso; MYR: Malaysian Ringgit; NZD: New Zealand Dollar; THB: Thailand Baht

New Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

14

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund - continued

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Sovereigns	11.8%
Banking	7.4
Mortgage Related	6.4
Electric	5.1
Wirelines	4.9
Technology	4.4
Supranational	3.3
Non-Captive Diversified	3.3
Independent Energy	3.2
Treasuries	3.1
Pipelines	3.0
Media Cable	2.9
Brokerage	2.8
Home Construction	2.7
Other Investments, less than 2% each	26.3
Short-Term Investments	5.3

Total Investments	95.9
Other assets less liabilities	4.1

Net Assets	100.0%

CURRENCY EXPOSURE AT JUNE 30, 2008 AS A PERCENTAGE OF NET ASSETS (Unaudited)

United States Dollar	71.6%
Canadian Dollar	10.4
Brazilian Real	3.8
New Zealand Dollar	2.5
Other Investments, less than 2% each	7.6

Total Investments	95.9
Other assets less liabilities	4.1

Net Assets	100.0%

15

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund

	Principal Amount	Value (†)
BONDS AND NOTES – 148.6% of Net Assets
NON-CONVERTIBLE BONDS – 148.6%
ABS Car Loan – 3.3%
Americredit Prime Automobile Receivables, Series 2007-2M, Class A2B, 2.828%, 11/08/2010(b)(c)	$1,368,422	$1,358,003
ARG Funding Corp., Series 2005-2A, Class A5, 2.642%, 5/20/2011, 144A(b)(c)	500,000	457,970
Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B, 3.171%, 9/15/2010(b)(c)	3,000,000	3,005,135
Capital One Auto Finance Trust, Series 2006-C, Class A4, 2.501%, 5/15/2013(b)(c)	845,000	750,090
Capital One Auto Finance Trust, Series 2007-C, Class A4, 5.230%, 7/15/2014(c)	800,000	582,552
Daimler Chrysler Auto Trust, Series 2008-A, Class A2B, 3.298%, 10/08/2010(b)(c)	5,000,000	5,008,012
Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4, 3.820%, 7/15/2010(c)	166,335	166,555
Nissan Auto Receivables Owner Trust, Seriess 2008-B, Class A3, 4.460%, 4/16/2012(c)	1,330,000	1,335,266

		12,663,583

ABS Credit Card – 7.0%
BA Credit Card Trust, Series 2006-C4, Class C4, 2.701%, 11/15/2011(b)(c)	2,000,000	1,957,926
BA Credit Card Trust, Series 2008-A5, Class A5, 3.671%, 12/16/2013(b)(c)	3,645,000	3,699,108
Bank One Issuance Trust, Series 2004-C2, Class C2, 3.271%, 2/15/2017(b)(c)	2,310,000	1,933,903
Capital One Multi-Asset Execution Trust, Series 2007-A5, Class A5, 2.511%, 7/15/2020(b)(c)	2,140,000	1,956,445
Chase Issuance Trust, Series 2007-B1, Class B1, 2.721%, 4/15/2019(b)	2,300,000	1,836,343
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2, 2.951%, 3/24/2017(b)(c)	1,150,000	917,194
Citibank Credit Card Issuance Trust, Series 2006-C4, Class C4, 2.668%, 1/09/2012(b)(c)	300,000	289,205
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 9/20/2019(c)	4,215,000	4,141,156
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 6/20/2014(c)	1,895,000	1,812,094
Discover Card Master Trust, Series 2008-A3, Class A3, 5.100%, 10/15/2013(c)	3,650,000	3,675,831
MBNA Credit Card Master Note Trust, Series 2002-C1, Class C1, 6.800%, 7/15/2014(c)	1,000,000	986,001
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 2.731%, 8/16/2021(b)(c)	1,490,000	1,357,326
World Financial Network Credit Card Master Trust, Series 2004-A, Class C, 3.471%, 3/15/2013(b)(c)	2,000,000	1,936,921

		26,499,453

ABS Home Equity – 0.8%
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A1, 2.593%, 6/25/2021(b)(c)	3,645,387	3,016,737

ABS Other – 0.8%
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/2014(c)	3,020,000	3,000,521

Asset-Backed Securities – 2.7%
Chase Issuance Trust, Series 2005-A9, Class A9, 2.491%, 11/15/2011(b)(c)	500,000	497,461

1

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Asset-Backed Securities – continued
CNH Equipment Trust, Series 2004-A, Series A4B, 3.480%, 9/15/2011(c)	$2,639,938	$2,640,965
CNH Equipment Trust, Series 2007-B, Class A2A, 5.460%, 6/15/2010(c)	538,656	542,690
Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 4.615%, 2/25/2035(c)	995,000	769,698
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2, 5.549%, 8/25/2021(c)	688,162	621,692
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A3, 6.287%, 6/25/2021(c)	895,000	412,652
Countrywide Asset-Backed Certificates, Series 2006-S7, Class A3, 5.712%, 11/25/2035(c)	2,355,000	1,248,139
Discover Card Master Trust, Series 2007-A1, Class A1, 5.650%, 3/16/2020(c)	3,305,000	3,213,886
Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI5, 4.070%, 7/25/2032(c)	250,290	247,663

		10,194,846

Hybrid ARMs – 12.9%
Countrywide Home Loans, Series 2004-HYB4, Class 6A2, 5.452%, 4/20/2035(b)(c)	720,574	542,171
Federal Home Loan Mortgage Corp., 5.949%, 11/01/2036(b)(c)	7,275,099	7,259,807
Federal National Mortgage Association, 6.045%, 2/01/2037(b)(c)	8,177,864	8,366,598
First Horizon Alternative Mortgage Securities, Series 2006-AA3, Class A1, 6.316%, 6/25/2036(b)(c)	6,230,092	4,954,736
Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 3A1, 6.359%, 9/25/2036(b)(c)	6,992,570	5,512,469
JPMorgan Mortgage Trust, Series 2006-A7, Class 1A3, 5.909%, 1/25/2037(b)(c)	1,090,194	1,086,496
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 5.589%, 7/25/2035(b)(c)	1,065,326	976,417
Washington Mutual Mortgage Pass Through Certificates, Series 2007-HY6, Class 2A1, 5.695%, 6/25/2037(b)(c)	7,457,107	6,913,213
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 2A2, 6.412%, 11/25/2036(b)(c)	12,686,867	12,403,829
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 3A2, 4.996%, 10/25/2035(b)(c)	937,798	894,915

		48,910,651

Mortgage Related – 121.1%
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A2, 5.165%, 9/10/2047(c)	120,000	119,665
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4, 5.180%, 9/10/2047(b)(c)	189,000	181,661
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.740%, 5/10/2045(b)(c)	350,000	341,763
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A2, 5.522%, 7/10/2046(c)	460,000	457,066
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/2049(c)	5,375,000	5,276,382
Bank of America-First Union NB Commercial Mortgage, Series 2001-3, Class A2, 5.464%, 4/11/2037(c)	430,000	430,577

2

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.480%, 2/15/2035(c)	$175,000	$179,532
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A2, 5.270%, 12/11/2040(c)	1,601,000	1,599,914
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A2, 4.556%, 2/13/2042(c)	171,000	170,195
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A2, 5.688%, 9/11/2038(c)	1,000,000	1,000,215
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4, 5.331%, 2/11/2044(c)	225,000	208,115
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A4, 5.712%, 6/11/2040(b)(c)	150,000	142,693
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class A2, 5.408%, 1/15/2046(c)	1,057,000	1,051,707
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/2048(c)	5,000,000	4,804,588
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, 5.768%, 6/10/2046(b)(c)	250,000	244,513
Countrywide Alternative Loan Trust, Series 2006-15CB, Class A1, 6.500%, 6/25/2036(c)	1,324,443	1,098,460
Countrywide Alternative Loan Trust, Series 2006-J5, Class 4A1, 6.014%, 7/25/2021(b)(c)	1,409,357	1,218,807
CS First Boston Mortgage Securities Corp., Series 2005-7, Class 3A1, 5.000%, 8/25/2020(c)	324,070	304,221
Federal Home Loan Mortgage Corp., 4.500%, 6/01/2021(c)	3,858,782	3,753,148
Federal Home Loan Mortgage Corp., 5.000%, 7/01/2020(c)	60,580	60,288
Federal Home Loan Mortgage Corp., 5.000%, 10/01/2020(c)	379,210	376,429
Federal Home Loan Mortgage Corp., 5.000%, 7/01/2035(c)	642,589	617,902
Federal Home Loan Mortgage Corp., 5.000%, 9/01/2035(c)	825,682	793,961
Federal Home Loan Mortgage Corp., 5.000%, 12/01/2035(c)	162,336	156,100
Federal Home Loan Mortgage Corp., 5.000%, 2/01/2036(c)	313,684	301,633
Federal Home Loan Mortgage Corp., 5.000%, 2/01/2036(c)	687,947	661,517
Federal Home Loan Mortgage Corp., 5.500%, 9/01/2021(c)	8,235,343	8,295,907
Federal Home Loan Mortgage Corp., 5.500%, 12/01/2021(c)	3,678,126	3,705,176
Federal Home Loan Mortgage Corp., 5.500%, 5/01/2035(c)	460,811	455,267
Federal Home Loan Mortgage Corp., 5.500%, 7/01/2037(c)	4,019,283	3,963,390
Federal Home Loan Mortgage Corp., 5.500%, 7/01/2037(c)	1,843,572	1,817,935
Federal Home Loan Mortgage Corp., 5.500%, 8/01/2037(c)	4,676,100	4,611,073
Federal Home Loan Mortgage Corp., 5.975%, 2/01/2037(b)(c)	9,453,947	9,653,497
Federal Home Loan Mortgage Corp., 6.000%, 6/01/2037(c)	4,527,096	4,577,937
Federal Home Loan Mortgage Corp., 6.000%, 6/01/2037(c)	11,132,141	11,257,161
Federal Home Loan Mortgage Corp., 6.000%, 8/01/2037(c)	4,595,110	4,646,715
Federal Home Loan Mortgage Corp., 6.000%, 10/01/2037(c)	4,468,979	4,519,168
Federal Home Loan Mortgage Corp., 6.000%, 11/01/2037(c)	6,858,846	6,935,874
Federal Home Loan Mortgage Corp., 6.000%, 12/01/2037(c)	1,887,310	1,908,506

3

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal Home Loan Mortgage Corp., 6.343%, 1/01/2035(b)(c)	$401,462	$407,685
Federal Home Loan Mortgage Corp., 6.500%, 1/01/2038(c)	205,899	212,458
Federal Home Loan Mortgage Corp. (TBA), 6.000%, 10/01/2035(d)	17,000,000	17,170,000
Federal Home Loan Mortgage Corp., Series 2613, Class HI, 5.500%, 2/15/2033(c)	1,025,293	255,162
Federal Home Loan Mortgage Corp., Series 2912, Class EH, 5.500%, 1/15/2035(c)	2,797,000	2,771,657
Federal National Mortgage Association, 4.500%, 7/01/2020(c)	977,898	953,878
Federal National Mortgage Association, 4.500%, 3/01/2021(c)	629,454	609,076
Federal National Mortgage Association, 4.500%, 10/01/2035(c)	858,723	796,902
Federal National Mortgage Association, 5.500%, 5/01/2035(c)	156,252	154,491
Federal National Mortgage Association, 5.500%, 12/01/2035(c)	233,484	230,852
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	159,071	157,080
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	378,704	373,963
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	80,407	79,400
Federal National Mortgage Association, 5.500%, 4/01/2036(c)	2,439,782	2,412,287
Federal National Mortgage Association, 5.500%, 5/01/2036(c)	403,646	398,592
Federal National Mortgage Association, 5.500%, 5/01/2036(c)	651,778	643,618
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	817,891	807,651
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	1,439,668	1,421,644
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	594,114	586,676
Federal National Mortgage Association, 5.500%, 6/01/2036(c)	4,042,167	3,991,561
Federal National Mortgage Association, 5.500%, 8/01/2036(c)	642,163	634,124
Federal National Mortgage Association, 5.500%, 9/01/2036(c)	1,442,305	1,424,248
Federal National Mortgage Association, 5.500%, 12/01/2036(c)	8,401,993	8,296,804
Federal National Mortgage Association, 5.500%, 6/01/2037(c)	3,222,219	3,180,186
Federal National Mortgage Association, 5.733%, 9/01/2036(b)(c)	4,384,495	4,484,649
Federal National Mortgage Association, 6.000%, 5/01/2021(c)	208,353	213,848
Federal National Mortgage Association, 6.000%, 10/01/2034(c)	75,097	76,058

4

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Federal National Mortgage Association, 6.000%, 4/01/2036(c)	$307,806	$310,974
Federal National Mortgage Association, 6.000%, 6/01/2036(c)	5,250,013	5,304,051
Federal National Mortgage Association, 6.000%, 6/01/2036(c)	1,774,687	1,792,954
Federal National Mortgage Association, 6.000%, 9/01/2036(c)	1,253,584	1,266,487
Federal National Mortgage Association, 6.000%, 10/01/2036(c)	1,522,880	1,538,555
Federal National Mortgage Association, 6.000%, 11/01/2036(c)	4,195,061	4,238,240
Federal National Mortgage Association, 6.000%, 1/01/2037(c)	958,276	968,139
Federal National Mortgage Association, 6.000%, 10/01/2037(c)	6,156,981	6,219,047
Federal National Mortgage Association, 7.000%, 12/01/2037(c)	219,023	229,829
Federal National Mortgage Association (TBA), 5.000%, 2/01/2019(d)	32,515,000	32,149,206
Federal National Mortgage Association (TBA), 5.000%, 9/01/2034(d)	15,900,000	15,239,164
Federal National Mortgage Association (TBA), 5.500%, 3/01/2035(d)	12,000,000	11,827,500
Federal National Mortgage Association (TBA), 6.000%, 10/01/2035(d)	49,000,000	49,428,750
Federal National Mortgage Association (TBA), 6.500%, 12/01/2034(d)	53,450,000	55,020,094
Federal National Mortgage Association, Series 2003-26, Class 0I, 5.500%, 11/25/2032(c)	23,713,072	4,250,184
Federal National Mortgage Association, Series 2004-2, Class QK, 4.000%, 9/25/2017(c)	10,000,000	9,772,965
Government National Mortgage Association, 5.500%, 8/15/2033(c)	81,364	81,311
Government National Mortgage Association, 5.500%, 12/15/2035(c)	368,123	367,307
Government National Mortgage Association, 5.500%, 9/15/2036(c)	2,355,771	2,349,047
Government National Mortgage Association, 6.000%, 6/15/2036(c)	223,420	227,205
Government National Mortgage Association, 6.000%, 5/15/2037(c)	356,360	362,290
Government National Mortgage Association, 6.000%, 11/15/2037(c)	5,639,123	5,732,962
Government National Mortgage Association, 6.500%, 9/15/2036(c)	965,444	998,798
Government National Mortgage Association, 6.500%, 2/15/2037(c)	1,002,086	1,036,405
Government National Mortgage Association, 6.500%, 7/20/2037(c)	3,104,523	3,207,052
Government National Mortgage Association (TBA), 5.500%, 5/01/2035(d)	24,130,000	24,009,350
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A2, 5.117%, 4/10/2037(c)	305,000	304,374

5

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.381%, 3/10/2039(c)	$2,005,000	$1,960,952
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039(c)	5,000,000	4,658,965
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.396%, 8/10/2038(c)	125,000	122,412
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A2, 4.475%, 7/10/2039(c)	1,130,000	1,119,793
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.751%, 7/10/2039(c)	7,495,000	7,030,234
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.506%, 4/10/2038(c)	500,000	499,440
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A2, 5.479%, 11/10/2039(c)	4,449,000	4,411,875
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.260%, 3/15/2033(c)	179,156	182,790
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.179%, 12/15/2044(b)(c)	7,000,000	6,742,367
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2, 5.861%, 4/15/2045(b)(c)	1,065,000	1,070,812
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/2049(c)	4,085,000	3,785,660
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A3, 4.647%, 7/15/2030(c)	275,000	268,100
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.661%, 3/15/2039(c)	2,440,000	2,364,969
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2, 5.300%, 11/15/2038(c)	2,460,000	2,424,377
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2, 5.303%, 2/15/2040(c)	11,060,000	10,787,549
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.613%, 5/12/2039(b)(c)	1,000,000	1,000,439
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A2, 5.439%, 2/12/2039(c)	4,895,000	4,874,770
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, 5.424%, 2/12/2039(b)(c)	1,000,000	959,605
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4, 5.909%, 6/12/2046(b)(c)	250,000	246,298
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4, 5.414%, 7/12/2046(c)	1,000,000	948,477
Morgan Stanley Capital I, Class A, 5.328%, 11/12/2041(c)	5,000,000	4,712,340
Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/2042(c)	5,280,000	5,013,635
Morgan Stanley Capital I, Series 2005-HQ7, Class A4, 5.208%, 11/14/2042(b)(c)	5,965,000	5,812,624
Morgan Stanley Capital I, Series 2005-T19, Class A4A, 4.890%, 6/12/2047(c)	1,267,000	1,195,093
Morgan Stanley Capital I, Series 2006-T23, Series A2, 5.742%, 8/12/2041(b)(c)	555,000	557,110
Residential Accredit Loans, Inc., Series 2006-QS13, Class 2A1, 5.750%, 9/25/2021(c)	711,238	649,836
Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.750%, 12/25/2021(c)	3,060,074	2,692,865

6

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

	Principal Amount	Value (†)
BONDS AND NOTES – continued
Mortgage Related – continued
Residential Accredit Loans, Inc., Series 2006-QS6, Class 2A1, 6.000%, 6/25/2021(c)	$161,956	$141,711
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A2, 4.380%, 10/15/2041(c)	79,033	78,502

		459,189,048

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $571,752,206)		563,474,839

TOTAL BONDS AND NOTES
(Identified Cost $571,752,206)		563,474,839

SHORT-TERM INVESTMENTS – 5.0%
Federal Home Loan Bank, Discount Notes, Zero Coupon, 7/14/2008(c)	14,000,000	13,989,131
Federal Home Loan Mortgage Corp., Discount Notes, Zero Coupon, 8/04/2008(c)	1,000,000	997,894
Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation dated 6/30/08 at 1.300% to be repurchased at $3,880,140 on 7/01/08 collateralized by $3,690,000 Federal Home Loan Mortgage Corp., 5.500% due 8/23/17 valued at $3,962,138 including accrued interest(e)	3,880,000	3,880,000

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $18,867,113)		18,867,025

TOTAL INVESTMENTS – 153.6%
(Identified Cost $590,619,319)(a)		582,341,864
Other assets less liabilities—(53.6)%		(203,113,378)

NET ASSETS – 100.0%		$379,228,486

7

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

(†)	Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Future contracts are priced at their most recent settlement price. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at their net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes.):
At June 30, 2008, the net unrealized depreciation on investments based on a cost of $590,619,319 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,430,070
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,707,525)

Net unrealized depreciation	$(8,277,455)

(b)	Variable rate security. Rate as of June 30, 2008 is disclosed.
(c)	All or a portion of this security has been segregated to cover requirements on TBA obligations and future contracts.
(d)	Delayed Delivery. The Fund may purchase or sell securities on a when issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian.
(e)	The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund’s policy that the market value of the collateral be at least equal to 100% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and on behalf of the counterparty. It is the Fund’s policy, regarding tri-party arrangements, that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the total value of these securities amounted to $457,970 or 0.1% of net assets.

ARM	Adjustable Rate Mortgages.
TBA	To Be Announced.

8

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Securitized Asset Fund - continued

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”) was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

Futures Contracts

The Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a particular commodity, instrument or index (e.g., an interest-bearing security) for a specified price on a specified future date.

When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker as “initial margin” an amount of cash or short-term high-quality securities. As the value of the contract changes, the value of the futures contract position increases or declines. At the end of each trading day, the amount of such increase or decline is received or paid, respectively, by and to the holders of these positions. The amount received or paid is known as “variation margin.” Realized gain or loss on a futures position is equal to the net variation margin received or paid over the time the position is held, plus or minus the amount received or paid when the position is closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

At June 30, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Notional Value	Unrealized Depreciation
10 Year U.S. Treasury Note	9/19/2008	288	$32,809,500	$(284,433)
5 Year U.S. Treasury Note	9/30/2008	237	$26,201,461	(109,676)
Total unrealized depreciation				$(394,109)

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Mortgage Related	121.1%
Hybrid ARMs	12.9
ABS Credit Card	7.0
ABS Car Loan	3.3
Asset-Backed Securities	2.7
Other Investments, less than 2% each	1.6
Short-Term Investments	5.0

Total Investments	153.6
Other assets less liabilities	(53.6)

Net Assets	100.0%

9

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund

	Shares	Value (†)
COMMON STOCKS – 94.8% of Net Assets

Aerospace & Defense – 2.5%
BE Aerospace, Inc.(c)	176,055	$4,100,321
Ducommun, Inc.(c)	193,763	4,448,798
Moog, Inc., Class A(c)	207,859	7,740,669
Teledyne Technologies, Inc.(c)	224,212	10,939,304

		27,229,092

Air Freight & Logistics – 1.2%
Atlas Air Worldwide Holdings, Inc.(c)	128,703	6,365,650
Hub Group, Inc., Class A(c)	216,068	7,374,401

		13,740,051

Auto Components – 0.8%
Federal Mogul Corp.(c)	239,496	3,863,071
Gentex Corp.(b)	344,462	4,974,031

		8,837,102

Building Products – 0.6%
Armstrong World Industries, Inc.(b)	221,564	6,474,100

Capital Markets – 1.6%
Investment Technology Group, Inc.(c)	183,377	6,135,795
JMP Group, Inc.(b)	305,261	2,017,775
Stifel Financial Corp.(b)(c)	273,959	9,421,450

		17,575,020

Chemicals – 2.4%
Cytec Industries, Inc.	109,210	5,958,498
FMC Corp.	92,041	7,127,655
Minerals Technologies, Inc.	66,995	4,260,212
Solutia, Inc.(c)	324,973	4,166,154
Zep, Inc.(b)	305,482	4,545,572

		26,058,091

Commercial Banks – 6.2%
Bank of the Ozarks, Inc.(b)	372,083	5,529,153
BOK Financial Corp.(b)	130,036	6,950,424
CVB Financial Corp.(b)	497,771	4,698,958
Hancock Holding Co.(b)	219,735	8,633,388
IBERIABANK Corp.(b)	121,849	5,418,625
Old National Bancorp(b)	361,146	5,149,942
Pennsylvania Commerce Bancorp, Inc.(b)(c)	115,948	2,788,549
Prosperity Bancshares, Inc.(b)	269,743	7,210,230
Signature Bank(b)(c)	230,268	5,931,704
Sterling Bancshares, Inc.(b)	795,116	7,227,605
SVB Financial Group(b)(c)	185,550	8,926,811

		68,465,389

Commercial Services & Supplies – 6.1%
ABM Industries, Inc.(b)	379,835	8,451,329
American Ecology Corp.(b)	237,298	7,007,410
Geo Group, Inc. (The)(c)	334,866	7,534,485
McGrath Rentcorp(b)	333,227	8,194,052

1

PORTFOLIO OF INVESTMENTS – as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Commercial Services & Supplies – continued
Rollins, Inc.(b)	988,223	$14,645,465
Standard Parking Corp.(b)(c)	599,291	10,907,096
Waste Connections, Inc.(c)	333,003	10,632,786

		67,372,623

Communications Equipment – 3.4%
ADC Telecommunications, Inc.(c)	252,324	3,726,826
ADTRAN, Inc.	377,343	8,995,857
Anaren, Inc.(b)(c)	333,242	3,522,368
Black Box Corp.	57,753	1,570,304
CommScope, Inc.(b)(c)	159,586	8,421,353
Emulex Corp.(c)	347,628	4,049,866
Tekelec(b)(c)	446,067	6,561,646

		36,848,220

Computers & Peripherals – 0.6%
Intevac, Inc.(c)	246,558	2,781,174
Teradata Corp.(c)	146,892	3,399,081

		6,180,255

Construction & Engineering – 0.4%
Granite Construction, Inc.(b)	149,248	4,705,789

Construction Materials – 0.5%
Texas Industries, Inc.(b)	102,318	5,743,109

Consumer Finance – 0.6%
Dollar Financial Corp.(b)(c)	425,551	6,430,076

Containers & Packaging – 1.3%
Greif, Inc.	52,033	3,331,673
Myers Industries, Inc.	518,884	4,228,905
Rock-Tenn Co., Class A(b)	225,657	6,767,453

		14,328,031

Distributors – 0.1%
Core-Mark Holding Co., Inc.(b)(c)	61,813	1,619,501

Diversified Consumer Services – 0.4%
Hillenbrand, Inc.	214,876	4,598,346

Diversified Financial Services – 0.6%
PHH Corp.(c)	418,797	6,428,534

Electric Utilities – 2.2%
ALLETE, Inc.(b)	186,952	7,851,984
ITC Holdings Corp.(b)	143,317	7,324,932
Portland General Electric Co.(b)	412,939	9,299,386

		24,476,302

Electrical Equipment – 2.4%
Acuity Brands, Inc.(b)	151,654	7,291,524

2

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Electrical Equipment – continued
General Cable Corp.(b)(c)	120,827	$7,352,323
II-VI, Inc.(b)(c)	148,389	5,181,744
Polypore International, Inc.(b)(c)	243,829	6,176,189

		26,001,780

Electronic Equipment & Instruments – 4.0%
Anixter International, Inc.(b)(c)	56,600	3,367,134
Daktronics, Inc.	194,546	3,923,993
Excel Technology, Inc.(b)(c)	177,860	3,969,835
Littelfuse, Inc.(c)	363,936	11,482,181
Plexus Corp.(b)(c)	237,049	6,561,516
Rofin-Sinar Technologies, Inc.(b)(c)	91,139	2,752,398
Scansource, Inc.(b)(c)	248,057	6,638,005
Vishay Intertechnology, Inc.(c)	553,426	4,908,889

		43,603,951

Energy Equipment & Services – 4.0%
Dresser-Rand Group, Inc.(c)	228,181	8,921,877
Exterran Holdings, Inc.(b)(c)	82,930	5,928,666
Helix Energy Solutions Group, Inc.(b)(c)	143,411	5,971,634
Newpark Resources(b)(c)	443,003	3,482,003
Oceaneering International, Inc.(c)	129,178	9,953,165
Superior Well Services, Inc.(b)(c)	147,827	4,687,594
TETRA Technologies, Inc.(b)(c)	203,787	4,831,790

		43,776,729

Food & Staples Retailing – 0.9%
Spartan Stores, Inc.	427,132	9,824,036

Food Products – 1.0%
J & J Snack Foods Corp.	156,781	4,297,367
Ralcorp Holdings, Inc.(b)(c)	128,047	6,330,644

		10,628,011

Gas Utilities – 1.6%
UGI Corp.	608,151	17,460,015

Health Care Equipment & Supplies – 1.6%
Hill-Rom Holdings, Inc.(b)	228,056	6,152,951
Medical Action Industries, Inc.(b)(c)	243,213	2,522,119
West Pharmaceutical Services, Inc.(b)	194,431	8,414,973

		17,090,043

Health Care Providers & Services – 3.0%
Amedisys, Inc.(b)(c)	120,408	6,070,971
CorVel Corp.(c)	176,297	5,971,179
Healthspring, Inc.(c)	200,968	3,392,340
inVentiv Health, Inc.(b)(c)	231,633	6,437,081
MWI Veterinary Supply, Inc.(b)(c)	132,450	4,385,420
Skilled Healthcare Group, Inc., Class A(b)(c)	523,033	7,019,103

		33,276,094

3

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Hotels, Restaurants & Leisure – 1.4%
Bob Evans Farms, Inc.(b)	234,743	$6,713,650
CEC Entertainment, Inc.(b)(c)	136,917	3,835,045
Cosi, Inc.(b)(c)	1,371,708	3,442,987
Dover Downs Gaming & Entertainment, Inc.(b)	301,983	1,938,731

		15,930,413

Industrial Conglomerates – 0.7%
Teleflex, Inc.	138,221	7,683,705

Insurance – 4.0%
American Equity Investment Life Holding Co.(b)	660,089	5,379,725
American Physicians Capital, Inc.	106,522	5,159,926
Delphi Financial Group, Inc.	158,253	3,661,974
Employers Holdings, Inc.	370,547	7,670,323
Fidelity National Financial, Inc.(b)	335,416	4,226,242
Navigators Group, Inc.(c)	113,510	6,135,215
ProAssurance Corp.(b)(c)	106,352	5,116,595
RLI Corp.(b)	132,883	6,573,722

		43,923,722

Internet Software & Services – 0.5%
United Online, Inc.(b)	510,314	5,118,449

IT Services – 3.8%
Alliance Data Systems Corp.(b)(c)	230,706	13,046,424
Broadridge Financial Solutions, Inc.	638,435	13,439,057
Perot Systems Corp., Class A(c)	451,776	6,781,158
Wright Express Corp.(c)	354,690	8,796,312

		42,062,951

Leisure Equipment & Products – 0.4%
Steinway Musical Instruments, Inc.(b)(c)	166,957	4,407,665

Life Sciences Tools & Services – 1.2%
PerkinElmer, Inc.	265,715	7,400,163
Varian, Inc.(c)	107,740	5,501,204

		12,901,367

Machinery – 4.0%
Actuant Corp., Class A(b)	336,409	10,546,422
CLARCOR, Inc.(b)	134,652	4,726,285
Commercial Vehicle Group, Inc.(b)(c)	226,267	2,115,597
Harsco Corp.	149,251	8,120,747
Nordson Corp.	46,509	3,390,041
RBC Bearings, Inc.(c)	214,959	7,162,434
Wabtec Corp.	168,474	8,191,206

		44,252,732

Media – 2.5%
A H Belo Corp., Class A(b)	348,730	1,987,761
Alloy, Inc.(c)	244,628	1,768,660

4

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Media – continued
Interactive Data Corp.	376,369	$9,458,153
John Wiley & Sons, Inc., Class A	325,934	14,676,808

		27,891,382

Metals & Mining – 1.5%
Haynes International, Inc.(b)(c)	82,724	4,760,766
Reliance Steel & Aluminum Co.(b)	146,038	11,258,070

		16,018,836

Multi-Utilities & Unregulated Power – 0.4%
NorthWestern Corp.	187,673	4,770,648

Multiline Retail – 0.5%
Dollar Tree Stores, Inc.(c)	172,968	5,654,324

Oil, Gas & Consumable Fuels – 4.9%
Cano Petroleum, Inc.(c)	279,916	2,222,533
Frontier Oil Corp.	126,645	3,028,082
Mariner Energy, Inc.(b)(c)	314,503	11,627,176
Parallel Petroleum Corp.(c)	402,715	8,106,653
Penn Virginia Corp.	234,137	17,658,612
St. Mary Land & Exploration Co.	125,970	8,142,701
Venoco, Inc.(c)	144,976	3,364,893

		54,150,650

Personal Products – 1.0%
Alberto-Culver Co.	397,873	10,452,124

Pharmaceuticals – 1.5%
Perrigo Co.(b)	245,376	7,795,596
Sciele Pharma, Inc.(b)(c)	442,600	8,564,310

		16,359,906

REITs – 2.9%
American Campus Communities, Inc.	65,489	1,823,214
Capstead Mortgage Corp.	471,737	5,118,346
Health Care REIT, Inc.	179,262	7,977,159
Kite Realty Group Trust	428,513	5,356,413
Potlatch Corp.	265,711	11,988,880

		32,264,012

Real Estate Management & Development – 0.6%
Forestar Real Estate Group, Inc.(b)(c)	352,262	6,710,591

Road & Rail – 1.9%
Con-way, Inc.(b)	142,658	6,742,017
Genesee & Wyoming, Inc., Class A(c)	176,455	6,002,999
Ryder System, Inc.(b)	112,257	7,732,262

		20,477,278

5

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares	Value (†)
COMMON STOCKS – continued

Semiconductors & Semiconductor Equipment – 2.5%
Cohu, Inc.(b)	269,694	$3,959,108
Diodes, Inc.(b)(c)	211,991	5,859,431
Exar Corp.(b)(c)	433,857	3,271,282
ON Semiconductor Corp.(b)(c)	499,633	4,581,635
Verigy Ltd.(c)	450,714	10,235,715

		27,907,171

Software – 2.8%
Epicor Software Corp.(b)(c)	132,743	917,254
Intervoice, Inc.(b)(c)	354,374	2,019,932
Mentor Graphics Corp.(c)	335,840	5,306,272
Progress Software Corp.(c)	330,751	8,457,303
Quest Software, Inc.(c)	186,183	2,757,370
Radiant Systems, Inc.(c)	355,826	3,818,013
Sybase, Inc.(c)	244,124	7,182,128

		30,458,272

Specialty Retail – 2.0%
Genesco, Inc.(b)(c)	306,731	9,468,786
Jo-Ann Stores, Inc.(b)(c)	195,109	4,493,360
Sally Beauty Holdings, Inc.(b)(c)	1,163,335	7,515,144

		21,477,290

Textiles, Apparel & Luxury Goods – 2.3%
Carter’s, Inc.(c)	240,180	3,319,287
FGX International Holdings Ltd.(c)	267,471	2,150,467
Fossil, Inc.(b)(c)	311,617	9,058,706
Hanesbrands, Inc.(b)(c)	377,891	10,255,962

		24,784,422

Thrifts & Mortgage Finance – 0.8%
Beneficial Mutual Bancorp, Inc.(b)(c)	466,175	5,160,558
Westfield Financial, Inc.(b)	372,965	3,375,333

		8,535,891

Water Utilities – 0.7%
American States Water Co.(b)	118,803	4,150,977
Middlesex Water Co.(b)	201,311	3,339,749

		7,490,726

TOTAL COMMON STOCKS
(Identified Cost $1,003,978,600)		1,040,454,817

EXCHANGE TRADED FUND – 0.7%

Diversified Financial Services – 0.7%
iShares Russell 2000 Value Index Fund(b)
(Identified Cost $8,149,628)	121,444	7,772,416

6

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

	Shares/ Principal Amount	Value (†)
SHORT-TERM INVESTMENTS – 30.0%
State Street Navigator Securities Lending Prime Portfolio(e)	260,955,001	$260,955,001
General Electric Capital Corp., Commercial Paper, 0.800%, 7/1/2008(d)	$67,679,000	67,679,000

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $328,634,001)		328,634,001

TOTAL INVESTMENTS – 125.5%
(Identified Cost $1,340,762,229)(a)		1,376,861,234
Other assets less liabilities—(25.5)%		(279,536,175)

NET ASSETS – 100.0%		$1,097,325,059

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2008, the net unrealized appreciation on investments based on a cost of $1,340,762,229 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$114,437,004
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(78,337,999)

Net unrealized appreciation	$36,099,005

7

PORTFOLIO OF INVESTMENTS - as of June 30, 2008 (Unaudited)

Loomis Sayles Small Cap Value Fund - continued

(b)	All or a portion of this security was on loan to brokers at June 30, 2008. The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2008 were $251,780,737 and $260,955,001, respectively.
(c)	Non-income producing security.
(d)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(e)	Represents investment of securities lending collateral.
REITs	Real Estate Investment Trusts

New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has evaluated the impact the adoption of FAS 157 will have on the Fund’s financial statements and believes that such impact will be limited to expanded disclosure in the Fund’s financial statements regarding inputs used in determining the value of the Fund’s investments and will not have a material impact on the Fund’s net assets or results of operations.

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), was issued and will be effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statement disclosures.

NET ASSET SUMMARY AT JUNE 30, 2008 (Unaudited)

Commercial Banks	6.2%
Commercial Services & Supplies	6.1
Oil, Gas & Consumable Fuels	4.9
Machinery	4.0
Insurance	4.0
Energy Equipment & Services	4.0
Electronic Equipment & Instruments	4.0
IT Services	3.8
Communications Equipment	3.4
Health Care Providers & Services	3.0
REITs	2.9
Software	2.8
Semiconductors & Semiconductor Equipment	2.5
Media	2.5
Aerospace & Defense	2.5
Chemicals	2.4
Electrical Equipment	2.4
Textiles, Apparel & Luxury Goods	2.3
Electric Utilities	2.2
Specialty Retail	2.0
Other Investments, less than 2% each	27.6
Short-Term Investments	30.0

Total Investments	125.5
Other assets less liabilities	(25.5)

Net Assets	100.0%

8

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert J. Blanding
Name:	Robert J. Blanding
Title:	President and Chief Executive Officer
Date:	August 26, 2008

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 26, 2008